MainStay Candriam Emerging Markets Debt Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.7%
Corporate Bonds 10.4%
Brazil 4.4%
Braskem Netherlands Finance BV
Series Reg S
4.50%, due 1/10/28	$ 500,000	$ 529,100
Series Reg S
4.50%, due 1/31/30	900,000	949,500
Light Servicos de Eletricidade SA
Series Reg S
4.375%, due 6/18/26	1,750,000	1,777,650
Rede D'or Finance Sarl
Series Reg S
4.50%, due 1/22/30	1,500,000	1,528,140
		4,784,390
Georgia 0.9%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	950,000	959,500
Kazakhstan 1.7%
KazMunayGas National Co. JSC
Series Reg S
4.75%, due 4/19/27	600,000	682,920
Series Reg S
5.75%, due 4/19/47	700,000	870,940
Series Reg S
6.375%, due 10/24/48	200,000	262,740
		1,816,600
Mexico 1.8%
Cemex SAB de CV
Series Reg S
3.875%, due 7/11/31	800,000	828,400
Series Reg S
5.20%, due 9/17/30	300,000	328,500
Industrias Penoles SAB de CV
Series Reg S
4.75%, due 8/6/50	700,000	782,215
		1,939,115
Saudi Arabia 0.5%
SA Global Sukuk Ltd.
Series Reg S
1.602%, due 6/17/26	200,000	200,072
Series Reg S
2.694%, due 6/17/31	350,000	358,750
		558,822

	Principal Amount	Value
Corporate Bonds
Turkey 1.0%
Aydem Yenilenebilir Enerji A/S
Series Reg S
7.75%, due 2/2/27	$ 1,050,000	$ 1,055,775
Venezuela 0.1%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)(c)	3,000,000	127,500
Total Corporate Bonds (Cost $11,876,350)		11,241,702
Foreign Government Bonds 83.3%
Argentina 3.0%
Argentine Republic Government Bond
0.50%, due 7/9/30 (d)	513,757	186,751
1.00%, due 7/9/29	233,373	89,498
1.125%, due 7/9/35 (d)	3,366,242	1,085,647
Provincia de Buenos Aires
7.875%, due 6/15/27 (c)(e)	4,000,000	1,920,000
		3,281,896
Armenia 0.5%
Armenia Government Bond
Series Reg S
3.95%, due 9/26/29	500,000	495,000
Azerbaijan 2.3%
Southern Gas Corridor CJSC
Series Reg S
6.875%, due 3/24/26	800,000	948,456
State Oil Co. of the Azerbaijan Republic
Series Reg S
6.95%, due 3/18/30	1,200,000	1,488,833
		2,437,289
Bahamas 1.4%
Bahamas Government Bond
Series Reg S
6.00%, due 11/21/28	1,600,000	1,565,616
Bahrain 2.1%
Bahrain Government Bond
Series Reg S
4.25%, due 1/25/28	300,000	298,266
Series Reg S
5.25%, due 1/25/33	1,000,000	959,520

	Principal Amount	Value
Foreign Government Bonds
Bahrain
Bahrain Government Bond
Series Reg S
5.25%, due 1/25/33	$ 400,000	$ 383,808
Series Reg S
6.25%, due 1/25/51	700,000	655,270
		2,296,864
Belarus 1.1%
Belarus Government Bond
Series Reg S
6.875%, due 2/28/23	600,000	600,996
Series Reg S
7.625%, due 6/29/27	600,000	586,032
		1,187,028
Chile 0.5%
Chile Government Bond
3.50%, due 4/15/53	550,000	580,602
Colombia 5.5%
Colombia Government Bond
3.00%, due 1/30/30	1,000,000	980,370
3.125%, due 4/15/31	500,000	489,955
4.125%, due 2/22/42	250,000	240,375
5.00%, due 6/15/45	500,000	522,740
6.125%, due 1/18/41	1,000,000	1,172,230
Series B
7.00%, due 6/30/32	COP 5,000,000,000	1,259,696
Series B
7.25%, due 10/18/34	5,000,000,000	1,262,545
		5,927,911
Costa Rica 1.7%
Costa Rica Government Bond
Series Reg S
4.375%, due 4/30/25	$ 400,000	411,604
Series Reg S
6.125%, due 2/19/31	500,000	532,505
Series Reg S
7.00%, due 4/4/44	800,000	840,000
		1,784,109
Cote D'Ivoire 2.1%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 250,000	299,410
Series Reg S
5.75%, due 12/31/32 (d)	$ 1,227,501	1,239,825

	Principal Amount	Value
Foreign Government Bonds
Cote D'Ivoire
Ivory Coast Government Bond
Series Reg S
6.125%, due 6/15/33	$ 650,000	$ 703,495
		2,242,730
Dominican Republic 4.8%
Dominican Republic Government Bond
Series Reg S
4.50%, due 1/30/30	600,000	614,706
Series Reg S
4.875%, due 9/23/32	850,000	881,883
Series Reg S
5.875%, due 1/30/60	900,000	908,109
Series Reg S
5.95%, due 1/25/27	250,000	280,878
Series Reg S
5.95%, due 1/25/27	1,750,000	1,966,142
Series Reg S
6.85%, due 1/27/45	500,000	568,130
		5,219,848
Ecuador 2.0%
Ecuador Government Bond
Series Reg S
(zero coupon), due 7/31/30	208,496	115,196
Series Reg S
0.50%, due 7/31/40 (d)	2,900,000	1,783,529
Series Reg S
1.00%, due 7/31/35 (d)	400,000	277,004
		2,175,729
Egypt 4.7%
Egypt Government Bond
Series Reg S
3.875%, due 2/16/26	800,000	780,000
Series Reg S
5.25%, due 10/6/25	650,000	681,786
Series Reg S
5.875%, due 2/16/31	800,000	769,600
Series Reg S
6.875%, due 4/30/40	1,200,000	1,153,932
Series Reg S
7.50%, due 1/31/27	200,000	221,617
Series Reg S
7.50%, due 2/16/61	450,000	418,500
Series Reg S
8.70%, due 3/1/49	1,000,000	1,043,960
		5,069,395

	Principal Amount	Value
Foreign Government Bonds
El Salvador 1.6%
El Salvador Government Bond
Series Reg S
5.875%, due 1/30/25	$ 89,000	$ 79,700
Series Reg S
6.375%, due 1/18/27	511,000	444,575
Series Reg S
7.625%, due 2/1/41	1,500,000	1,252,515
		1,776,790
Ghana 3.1%
Ghana Government Bond
Series Reg S
7.75%, due 4/7/29	1,700,000	1,712,087
Series Reg S
7.875%, due 2/11/35	1,000,000	959,156
Series Reg S
8.625%, due 4/7/34	450,000	454,493
Series Reg S
8.627%, due 6/16/49	250,000	236,994
		3,362,730
Guatemala 1.1%
Guatemala Government Bond
Series Reg S
4.90%, due 6/1/30	500,000	556,255
Series Reg S
6.125%, due 6/1/50	500,000	597,505
		1,153,760
Honduras 0.7%
Honduras Government Bond
Series Reg S
5.625%, due 6/24/30	700,000	730,625
Indonesia 2.6%
Indonesia Government Bond
5.125%, due 1/15/45 (e)	1,000,000	1,243,978
Pertamina Persero PT
Series Reg S
4.175%, due 1/21/50	400,000	411,412
5.625%, due 5/20/43 (e)	500,000	591,132
Perusahaan Penerbit SBSN Indonesia III
Series Reg S
2.55%, due 6/9/31	600,000	602,142
		2,848,664

	Principal Amount	Value
Foreign Government Bonds
Iraq 1.2%
Iraq Government Bond
Series Reg S
5.80%, due 1/15/28	$ 528,125	$ 504,359
Series Reg S
6.752%, due 3/9/23	800,000	811,496
		1,315,855
Jamaica 0.6%
Jamaica Government Bond
7.875%, due 7/28/45	500,000	697,500
Jordan 0.7%
Jordan Government Bond
Series Reg S
7.375%, due 10/10/47	750,000	786,150
Kenya 2.3%
Kenya Government Bond
Series Reg S
6.30%, due 1/23/34	400,000	403,808
Series Reg S
6.875%, due 6/24/24	500,000	549,310
7.25%, due 2/28/28 (e)	200,000	220,680
Series Reg S
8.00%, due 5/22/32	1,000,000	1,129,260
Series Reg S
8.25%, due 2/28/48	200,000	221,102
		2,524,160
Lebanon 0.2%
Lebanon Government Bond (a)(c)
Series Reg S
6.65%, due 4/22/24	1,200,000	144,000
Series Reg S
6.85%, due 3/23/27	1,000,000	120,514
		264,514
Mexico 1.7%
Mexico Government Bond
3.75%, due 4/19/71	1,000,000	922,250
3.771%, due 5/24/61	1,000,000	930,000
		1,852,250
Mongolia 0.9%
Mongolia Government Bond
Series Reg S
3.50%, due 7/7/27	200,000	193,714

	Principal Amount	Value
Foreign Government Bonds
Mongolia
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	$ 200,000	$ 195,341
Series Reg S
5.125%, due 4/7/26	400,000	421,407
Series Reg S
5.625%, due 5/1/23	200,000	210,000
		1,020,462
Morocco 1.4%
Morocco Government Bond
Series Reg S
3.00%, due 12/15/32	250,000	242,975
OCP SA
Series Reg S
3.75%, due 6/23/31	200,000	202,614
Series Reg S
5.125%, due 6/23/51	1,000,000	1,019,000
		1,464,589
Namibia 1.0%
Namibia Government Bond
Series Reg S
5.25%, due 10/29/25	1,000,000	1,072,940
Nigeria 1.7%
Nigeria Government Bond
6.50%, due 11/28/27 (e)	500,000	530,670
Series Reg S
7.625%, due 11/28/47	500,000	501,964
Series Reg S
7.875%, due 2/16/32	700,000	749,000
		1,781,634
Oman 3.9%
Oman Government Bond
Series Reg S
4.875%, due 2/1/25	400,000	418,000
Series Reg S
4.875%, due 2/1/25	200,000	209,000
Series Reg S
6.25%, due 1/25/31	1,000,000	1,079,784
Series Reg S
6.25%, due 1/25/31	500,000	539,892
Series Reg S
7.00%, due 1/25/51	1,000,000	1,032,500
Series Reg S
7.00%, due 1/25/51	300,000	309,750

	Principal Amount	Value
Foreign Government Bonds
Oman
Oman Sovereign Sukuk Co.
Series Reg S
4.875%, due 6/15/30	$ 600,000	$ 624,000
		4,212,926
Pakistan 2.0%
Pakistan Government Bond
Series Reg S
7.375%, due 4/8/31	800,000	803,616
Series Reg S
8.875%, due 4/8/51	1,300,000	1,339,000
		2,142,616
Panama 1.0%
Panama Government Bond
2.252%, due 9/29/32	300,000	290,892
3.87%, due 7/23/60	750,000	774,803
		1,065,695
Paraguay 0.7%
Paraguay Government Bond
Series Reg S
2.739%, due 1/29/33	495,000	483,125
Series Reg S
5.40%, due 3/30/50	200,000	235,252
		718,377
Peru 0.5%
Peruvian Government Bond
2.783%, due 1/23/31	500,000	501,945
Philippines 0.9%
Philippine Government Bond
1.648%, due 6/10/31	300,000	289,814
3.70%, due 3/1/41	300,000	326,483
3.75%, due 1/14/29	300,000	339,314
		955,611
Qatar 1.3%
Qatar Petroleum
Series Reg S
2.25%, due 7/12/31	900,000	910,577
Series Reg S
3.30%, due 7/12/51	450,000	466,312
		1,376,889

	Principal Amount	Value
Foreign Government Bonds
Republic Of Serbia 0.5%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	$ 550,000	$ 523,534
Romania 2.0%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	300,000	311,367
Series Reg S
3.375%, due 2/8/38	EUR 500,000	644,727
Series Reg S
4.00%, due 2/14/51	$ 600,000	634,518
Series Reg S
5.125%, due 6/15/48	500,000	618,750
		2,209,362
Saudi Arabia 2.0%
Saudi Arabian Oil Co.
Series Reg S
1.625%, due 11/24/25	250,000	252,525
Series Reg S
2.25%, due 11/24/30	700,000	693,000
Series Reg S
2.25%, due 11/24/30	300,000	297,000
Series Reg S
3.25%, due 11/24/50	900,000	879,570
		2,122,095
Senegal 1.1%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 400,000	473,931
Series Reg S
6.25%, due 5/23/33	$ 400,000	423,960
Series Reg S
6.75%, due 3/13/48	250,000	255,655
		1,153,546
South Africa 4.3%
South Africa Government Bond
4.85%, due 9/30/29	500,000	527,950
4.875%, due 4/14/26	1,000,000	1,089,800
5.75%, due 9/30/49	600,000	608,220
6.25%, due 3/8/41	500,000	549,940
Series 2030
8.00%, due 1/31/30	ZAR 28,000,000	1,817,982
		4,593,892

	Principal Amount	Value
Foreign Government Bonds
Sri Lanka 0.6%
Sri Lanka Government Bond
Series Reg S
6.20%, due 5/11/27	$ 200,000	$ 122,330
Series Reg S
6.75%, due 4/18/28	400,000	244,624
Series Reg S
6.85%, due 11/3/25	500,000	318,200
		685,154
Tunisia 0.8%
Banque Centrale de Tunisie International Bond
Series Reg S
5.625%, due 2/17/24	EUR 650,000	659,289
Series Reg S
5.75%, due 1/30/25	$ 200,000	169,058
		828,347
Turkey 1.9%
Turkey Government Bond
5.75%, due 5/11/47	1,200,000	1,036,056
6.875%, due 3/17/36	1,000,000	1,018,500
		2,054,556
Ukraine 3.3%
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/28	1,800,000	1,782,000
Ukraine Government Bond
Series Reg S
1.258%, due 5/31/40 (f)	1,200,000	1,396,162
Series Reg S
7.75%, due 9/1/27	400,000	437,600
		3,615,762
United Arab Emirates 2.2%
Finance Department Government of Sharjah
Series Reg S
3.625%, due 3/10/33	1,600,000	1,596,000
Series Reg S
4.00%, due 7/28/50	800,000	725,920
		2,321,920
Uruguay 0.5%
Uruguay Government Bond
5.10%, due 6/18/50	400,000	523,944

	Principal Amount	Value
Foreign Government Bonds
Uzbekistan 0.2%
Republic of Uzbekistan Bond
Series Reg S
3.70%, due 11/25/30	$ 250,000	$ 246,642
Venezuela 0.6%
Petroleos de Venezuela SA (a)(b)(c)
Series Reg S
6.00%, due 5/16/24	2,500,000	106,250
Series Reg S
6.00%, due 11/15/26 (f)	2,500,000	106,250
Venezuela Government Bond
Series Reg S
9.25%, due 5/7/28 (a)(b)(c)	4,095,000	421,785
		634,285
Zambia 0.5%
Zambia Government Bond
Series Reg S
8.97%, due 7/30/27	800,000	516,200
Total Foreign Government Bonds (Cost $95,378,467)		89,919,938
Total Long-Term Bonds (Cost $107,254,817)		101,161,640
Total Investments (Cost $107,254,817)	93.7%	101,161,640
Other Assets, Less Liabilities	6.3	6,812,286
Net Assets	100.0%	$ 107,973,926

†	Percentages indicated are based on Fund net assets.
(a)	Issue in default.
(b)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $761,785, which represented 0.7% of the Fund’s net assets.
(c)	Issue in non-accrual status.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.

Foreign Currency Forward Contracts
As of July 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,843,737	ZAR	27,000,000	Barclays London	9/15/21	$ 11,175
Total Unrealized Appreciation						11,175
USD	944,941	EUR	800,000	Barclays London	9/15/21	(4,887)
Total Unrealized Depreciation						(4,887)
Net Unrealized Appreciation						$ 6,288

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(110)	September 2021	$ (15,911,971)	$ (16,527,500)	$ (615,529)
Euro-Bund	(10)	September 2021	(2,037,387)	(2,094,562)	(57,175)
Net Unrealized Depreciation					$ (672,704)

1.	As of July 31, 2021, cash in the amount of $328,848 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
COP—Colombia Peso
EUR—Euro
USD—United States Dollar
ZAR—South African Rand

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 11,241,702	$ —	$ 11,241,702
Foreign Government Bonds	—	89,919,938	—	89,919,938
Total Investments in Securities	—	101,161,640	—	101,161,640
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	11,175	—	11,175
Total Investments in Securities and Other Financial Instruments	$ —	$ 101,172,815	$ —	$ 101,172,815
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (4,887)	$ —	$ (4,887)
Futures Contracts (b)	(672,704)	—	—	(672,704)
Total Other Financial Instruments	$ (672,704)	$ (4,887)	$ —	$ (677,591)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 48.4%
Asset-Backed Securities 4.0%
Automobile Asset-Backed Securities 1.1%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D
1.34%, due 11/15/27 (a)	$ 1,535,000	$ 1,535,294
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A
1.38%, due 8/20/27 (a)	2,700,000	2,707,118
Series 2020-2A, Class A
2.02%, due 2/20/27 (a)	845,000	873,199
Series 2020-1A, Class A
2.33%, due 8/20/26 (a)	1,135,000	1,192,135
Ford Credit Auto Owner Trust
Series 2020-2, Class A
1.06%, due 4/15/33 (a)	1,105,000	1,109,855
Series 2020-1, Class A
2.04%, due 8/15/31 (a)	1,005,000	1,049,165
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	2,015,000	2,124,265
Series 2017-3, Class A
2.48%, due 9/15/24	1,270,000	1,301,544
Series 2018-4, Class A
4.06%, due 11/15/30	1,480,000	1,689,056
Hertz Vehicle Financing III LP
Series 2021-2A, Class A
1.68%, due 12/27/27 (a)	1,915,000	1,939,954
Series 2021-2A, Class B
2.12%, due 12/27/27 (a)	405,000	410,879
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,235,000	1,242,469
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	593,329	595,145
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	720,000	761,008
		18,531,086
Credit Card Asset-Backed Securities 0.2%
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2
1.39%, due 7/15/30	2,500,000	2,520,805
Series 2019-A3, Class A3
2.06%, due 8/15/28	1,330,000	1,404,070
		3,924,875

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities 0.2%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.279% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	$ 3,075,634	$ 3,037,129
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (c)	27,349	27,801
Equity One Mortgage Pass-Through Trust
Series 2003-3, Class AF4
5.495%, due 12/25/33 (c)	56,295	56,876
JPMorgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.189% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	347,086	233,789
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.189% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	526,581	232,912
		3,588,507
Other Asset-Backed Securities 2.5%
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	535,160	545,981
Series 2016-2, Class A
3.65%, due 6/15/28	1,243,460	1,210,144
Series 2013-2, Class A
4.95%, due 1/15/23	1,796,123	1,831,956
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	1,990,000	2,019,850
CF Hippolyta LLC
Series 2021-1A, Class A1
1.53%, due 3/15/61 (a)	1,181,419	1,201,976
Series 2020-1, Class A1
1.69%, due 7/15/60 (a)	2,126,591	2,174,219
Series 2020-1, Class A2
1.99%, due 7/15/60 (a)	1,215,159	1,240,978
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	2,680,000	3,040,562
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	103,758	113,734
FirstKey Homes Trust
Series 2021-SFR1, Class A
1.538%, due 8/17/38 (a)	2,775,000	2,799,677
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	3,750,000	3,743,056
MVW LLC
Series 2019-2A, Class A
2.22%, due 10/20/38 (a)	1,359,133	1,388,285

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, due 5/15/69 (a)	$ 542,278	$ 548,884
Series 2020-EA, Class A
1.69%, due 5/15/69 (a)	1,077,460	1,096,550
Series 2021-EA, Class B
2.03%, due 12/16/69 (a)	2,765,000	2,756,231
PFS Financing Corp.
Series 2020-B, Class B
1.71%, due 6/15/24 (a)	830,000	837,654
Series 2020-A, Class B
1.77%, due 6/15/25 (a)	1,780,000	1,808,425
Progress Residential
Series 2021-SFR1, Class A
1.052%, due 4/17/38 (a)	1,565,000	1,548,038
Series 2021-SFR3, Class A
1.637%, due 5/17/26 (a)	927,818	942,251
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	1,780,000	1,799,356
Progress Residential Trust
Series 2021-SFR2, Class A
1.546%, due 4/19/38 (a)	885,000	894,555
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	2,500,000	2,521,042
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	939,124	946,872
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	1,194,484	1,257,185
Series 2010-1, Class A
6.25%, due 4/22/23	531,612	540,499
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,827,126	2,032,487
Series 2007-1
6.636%, due 7/2/22	834,823	861,955
		41,702,402
Total Asset-Backed Securities (Cost $65,960,746)		67,746,870
Corporate Bonds 28.8%
Aerospace & Defense 0.2%
BAE Systems plc
3.00%, due 9/15/50 (United Kingdom) (a)	1,285,000	1,293,291

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
L3Harris Technologies, Inc.
4.40%, due 6/15/28	$ 2,215,000	$ 2,588,392
		3,881,683
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	2,105,000	2,113,858
Airlines 0.5%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	1,400,000	1,464,750
5.75%, due 4/20/29 (a)	850,000	916,878
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	1,080,000	1,161,000
4.75%, due 10/20/28 (a)	755,000	843,713
7.00%, due 5/1/25 (a)	2,310,000	2,717,137
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,860,000	2,025,075
		9,128,553
Auto Manufacturers 1.0%
Ford Motor Co.
8.50%, due 4/21/23	2,100,000	2,331,483
9.00%, due 4/22/25	2,200,000	2,708,090
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	820,000	838,630
4.063%, due 11/1/24	1,935,000	2,050,800
4.25%, due 9/20/22	655,000	672,908
General Motors Co.
6.125%, due 10/1/25	670,000	793,075
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	810,535
2.70%, due 6/10/31	2,015,000	2,063,450
3.15%, due 6/30/22	900,000	920,026
3.45%, due 4/10/22	3,800,000	3,859,356
		17,048,353
Banks 7.1%
Bank of America Corp.
2.087%, due 6/14/29 (d)	1,690,000	1,720,878
2.496%, due 2/13/31 (d)	1,600,000	1,648,730
3.004%, due 12/20/23 (d)	1,794,000	1,857,048
3.194%, due 7/23/30 (d)	1,425,000	1,545,633
3.458%, due 3/15/25 (d)	1,700,000	1,814,736
4.20%, due 8/26/24	2,615,000	2,866,112
Series MM
4.30%, due 1/28/25 (d)(e)	3,519,000	3,628,793

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
Series DD
6.30%, due 3/10/26 (d)(e)	$ 2,085,000	$ 2,434,237
8.57%, due 11/15/24	485,000	601,805
BNP Paribas SA (France)
3.052%, due 1/13/31 (a)(d)	3,630,000	3,875,213
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(e)	1,705,000	1,772,859
Citigroup, Inc.
3.352%, due 4/24/25 (d)	2,565,000	2,738,964
3.668%, due 7/24/28 (d)	1,180,000	1,308,771
3.98%, due 3/20/30 (d)	2,370,000	2,699,876
4.05%, due 7/30/22	105,000	108,850
5.30%, due 5/6/44	1,200,000	1,633,833
6.625%, due 6/15/32	770,000	1,059,929
6.875%, due 6/1/25	1,715,000	2,069,924
Citizens Financial Group, Inc.
2.638%, due 9/30/32	3,405,000	3,448,259
Credit Suisse Group AG (Switzerland)
2.593%, due 9/11/25 (a)(d)	3,000,000	3,127,890
3.091%, due 5/14/32 (a)(d)	1,930,000	2,016,007
Deutsche Bank AG
3.035%, due 5/28/32 (Germany) (d)	995,000	1,029,127
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,937,241
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,319,229
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,595,000	1,636,869
Goldman Sachs Group, Inc. (The)
1.326% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	2,245,000	2,303,783
1.431%, due 3/9/27 (d)	1,255,000	1,261,065
1.992%, due 1/27/32 (d)	1,370,000	1,349,540
2.615%, due 4/22/32 (d)	1,005,000	1,041,540
2.905%, due 7/24/23 (d)	880,000	900,566
2.908%, due 6/5/23 (d)	800,000	816,769
2.908%, due 7/21/42 (d)	510,000	515,994
3.50%, due 11/16/26	1,085,000	1,184,847
6.75%, due 10/1/37	829,000	1,226,910
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (d)	2,365,000	2,668,186
JPMorgan Chase & Co.
2.182%, due 6/1/28 (d)	1,800,000	1,859,343
2.956%, due 5/13/31 (d)	1,115,000	1,187,468
3.207%, due 4/1/23 (d)	3,915,000	3,989,890
3.54%, due 5/1/28 (d)	1,980,000	2,194,524
Series HH
4.60%, due 2/1/25 (d)(e)	3,047,000	3,153,645

	Principal Amount	Value
Corporate Bonds
Banks
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	$ 1,633,000	$ 1,840,610
4.65%, due 3/24/26	3,090,000	3,524,770
Morgan Stanley
3.125%, due 1/23/23	4,435,000	4,613,069
Series H
3.736% (3 Month LIBOR + 3.61%), due 10/15/21 (b)(e)	1,890,000	1,897,560
5.00%, due 11/24/25	2,855,000	3,298,084
7.25%, due 4/1/32	490,000	723,607
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	3,705,000	3,955,912
PNC Bank NA
2.55%, due 12/9/21	2,185,000	2,198,881
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	1,980,000	2,098,900
Societe Generale SA (France)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (a)(b)(e)	935,000	965,388
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (a)(b)(e)	3,305,000	3,569,400
Standard Chartered plc (United Kingdom)
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	1,245,000	1,262,088
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (a)(b)(e)	1,225,000	1,255,625
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(e)	1,810,000	1,880,138
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	1,900,000	1,992,415
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (Switzerland) (a)(b)(e)	2,350,000	2,420,500
Wachovia Corp.
5.50%, due 8/1/35	315,000	417,303
Wells Fargo & Co.
2.406%, due 10/30/25 (d)	1,795,000	1,877,026
4.90%, due 11/17/45	55,000	71,609
Wells Fargo Bank NA
3.55%, due 8/14/23	1,815,000	1,930,006
5.85%, due 2/1/37	140,000	195,038
		118,542,812
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29 (Belgium)	3,075,000	3,698,790
Biotechnology 0.2%
Biogen, Inc.
3.625%, due 9/15/22	3,480,000	3,606,079

	Principal Amount	Value
Corporate Bonds
Building Materials 0.6%
Builders FirstSource, Inc.
5.00%, due 3/1/30 (a)	$ 1,270,000	$ 1,350,962
6.75%, due 6/1/27 (a)	1,044,000	1,117,080
Carrier Global Corp.
2.722%, due 2/15/30	2,265,000	2,399,136
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 4,255,000	5,174,085
		10,041,263
Chemicals 0.6%
Air Liquide Finance SA
1.75%, due 9/27/21 (France) (a)	$ 1,725,000	1,727,053
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	2,135,000	2,259,257
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	2,146,073
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	2,300,000	2,327,100
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	1,800,000	1,977,300
		10,436,783
Commercial Services 0.6%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,650,000	1,746,938
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	984,088
California Institute of Technology
3.65%, due 9/1/19	1,413,000	1,658,182
Cintas Corp. No. 2
3.70%, due 4/1/27	2,740,000	3,081,062
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	2,370,000	2,455,029
		9,925,299
Computers 0.8%
Apple, Inc.
2.75%, due 1/13/25	1,990,000	2,126,126
Dell International LLC
4.90%, due 10/1/26	1,749,000	2,038,617
5.30%, due 10/1/29	810,000	991,676
8.10%, due 7/15/36	2,300,000	3,575,651
International Business Machines Corp.
7.00%, due 10/30/25	2,050,000	2,565,294
NCR Corp.
5.00%, due 10/1/28 (a)	2,376,000	2,446,746
		13,744,110

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 2.1%
AerCap Ireland Capital DAC (Ireland)
3.30%, due 1/23/23	$ 1,275,000	$ 1,319,579
4.45%, due 12/16/21	1,465,000	1,481,567
4.625%, due 7/1/22	964,000	999,841
Air Lease Corp.
2.30%, due 2/1/25	2,990,000	3,107,523
2.75%, due 1/15/23	1,850,000	1,908,117
3.50%, due 1/15/22	890,000	902,905
4.25%, due 9/15/24	1,185,000	1,294,562
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(e)	1,150,000	1,161,500
Ally Financial, Inc.
3.875%, due 5/21/24	810,000	875,859
8.00%, due 11/1/31	3,260,000	4,741,082
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,221,234
Avolon Holdings Funding Ltd. (Ireland)
2.125%, due 2/21/26 (a)	1,515,000	1,522,046
2.875%, due 2/15/25 (a)	2,720,000	2,818,708
Banco BTG Pactual SA (Brazil)
2.75%, due 1/11/26 (a)	2,630,000	2,559,253
4.50%, due 1/10/25 (a)	850,000	879,750
Capital One Financial Corp.
4.20%, due 10/29/25	435,000	488,622
Discover Financial Services
3.85%, due 11/21/22	1,491,000	1,557,714
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	1,085,000	1,001,292
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	1,970,000	1,959,965
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	900,488
6.125%, due 3/15/24	540,000	581,175
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	1,275,000	1,234,257
5.375%, due 10/15/25 (a)	350,000	367,269
		34,884,308
Electric 1.0%
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,145,000	1,419,671
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,478,882
Entergy Louisiana LLC
4.00%, due 3/15/33	2,200,000	2,615,365
Evergy, Inc.
5.292%, due 6/15/22 (c)	1,130,000	1,163,539

	Principal Amount	Value
Corporate Bonds
Electric
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	$ 1,655,000	$ 1,732,054
Public Service Electric and Gas Co.
3.00%, due 5/15/27	2,235,000	2,441,403
Puget Energy, Inc.
5.625%, due 7/15/22	815,000	844,275
Southern California Edison Co.
Series E
3.70%, due 8/1/25	870,000	951,933
4.00%, due 4/1/47	1,320,000	1,397,233
WEC Energy Group, Inc.
2.268% (3 Month LIBOR + 2.112%), due 5/15/67 (b)	1,095,000	1,027,920
		16,072,275
Environmental Control 0.2%
Republic Services, Inc.
4.75%, due 5/15/23	881,000	940,032
Stericycle, Inc.
3.875%, due 1/15/29 (a)	280,000	283,850
Waste Management, Inc.
2.40%, due 5/15/23	2,275,000	2,350,457
		3,574,339
Food 1.4%
JBS USA Food Co.
7.00%, due 1/15/26 (a)	585,000	619,369
Kraft Heinz Foods Co.
4.25%, due 3/1/31	2,888,000	3,332,674
5.00%, due 7/15/35	1,199,000	1,482,668
Nestle Holdings, Inc.
1.00%, due 9/15/27 (a)	3,750,000	3,694,415
3.10%, due 9/24/21 (a)	2,975,000	2,980,806
Performance Food Group, Inc.
4.25%, due 8/1/29 (a)	785,000	797,756
5.50%, due 10/15/27 (a)	2,681,000	2,792,726
Smithfield Foods, Inc.
3.35%, due 2/1/22 (a)	1,575,000	1,591,074
4.25%, due 2/1/27 (a)	1,180,000	1,295,121
Sysco Corp.
3.30%, due 2/15/50	1,130,000	1,165,895
5.95%, due 4/1/30	770,000	998,366
Tyson Foods, Inc.
3.95%, due 8/15/24	2,255,000	2,453,953
		23,204,823
Gas 0.1%
National Fuel Gas Co.
2.95%, due 3/1/31	1,050,000	1,080,569

	Principal Amount	Value
Corporate Bonds
Gas
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	$ 845,000	$ 1,075,764
		2,156,333
Healthcare-Services 0.3%
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, due 6/1/30 (a)	3,800,000	3,879,792
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,490,000	1,628,766
		5,508,558
Home Builders 0.1%
Lennar Corp.
5.875%, due 11/15/24	1,345,000	1,524,510
Insurance 1.5%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,405,000	2,501,709
Equitable Holdings, Inc.
5.00%, due 4/20/48	2,305,000	2,992,681
Liberty Mutual Group, Inc.
4.25%, due 6/15/23 (a)	850,000	906,464
MassMutual Global Funding II
2.50%, due 10/17/22 (a)	3,347,000	3,437,271
2.95%, due 1/11/25 (a)	1,105,000	1,185,542
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	1,033,362
Principal Life Global Funding II
2.375%, due 11/21/21 (a)	4,070,000	4,096,566
Protective Life Corp.
8.45%, due 10/15/39	1,640,000	2,689,835
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,530,514
Voya Financial, Inc.
3.65%, due 6/15/26	690,000	768,390
Willis North America, Inc.
2.95%, due 9/15/29	1,735,000	1,838,601
3.875%, due 9/15/49	440,000	501,258
		24,482,193
Internet 0.4%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	2,035,000	2,019,738
Expedia Group, Inc.
3.25%, due 2/15/30	3,165,000	3,321,981
3.60%, due 12/15/23	1,135,000	1,205,824

	Principal Amount	Value
Corporate Bonds
Internet
Expedia Group, Inc.
3.80%, due 2/15/28	$ 440,000	$ 482,291
5.00%, due 2/15/26	60,000	68,364
6.25%, due 5/1/25 (a)	207,000	241,425
		7,339,623
Iron & Steel 0.3%
Vale Overseas Ltd. (Brazil)
6.25%, due 8/10/26	2,585,000	3,103,034
6.875%, due 11/21/36	864,000	1,205,349
		4,308,383
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,715,000	1,839,492
5.75%, due 5/1/28 (a)	740,000	795,500
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,415,000	1,477,526
Marriott International, Inc.
2.30%, due 1/15/22	2,450,000	2,465,431
Series X
4.00%, due 4/15/28	1,625,000	1,797,612
Sands China Ltd. (Macao)
4.60%, due 8/8/23	810,000	857,968
5.125%, due 8/8/25	1,310,000	1,465,274
		10,698,803
Machinery-Diversified 0.1%
CNH Industrial Capital LLC
4.20%, due 1/15/24	1,435,000	1,552,063
Media 0.6%
Comcast Corp.
3.25%, due 11/1/39	1,665,000	1,818,113
4.70%, due 10/15/48	1,410,000	1,849,730
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	1,230,000	1,605,022
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	2,200,000	2,269,696
Sky Ltd.
3.75%, due 9/16/24 (United Kingdom) (a)	950,000	1,038,857
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	800,000	899,440
		9,480,858
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp.
3.25%, due 6/15/25	4,040,000	4,408,513

	Principal Amount	Value
Corporate Bonds
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	$ 2,805,000	$ 2,848,817
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
1.891% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,540,000	2,999,737
Oil & Gas 0.8%
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (United Kingdom) (b)(e)	475,000	524,424
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)	2,065,000	2,879,643
Marathon Petroleum Corp.
4.50%, due 5/1/23	1,455,000	1,547,758
4.70%, due 5/1/25	1,585,000	1,785,511
5.125%, due 12/15/26	1,260,000	1,484,771
Petrobras Global Finance BV
5.50%, due 6/10/51 (Brazil)	1,310,000	1,288,713
Valero Energy Corp.
4.00%, due 4/1/29	1,435,000	1,608,423
6.625%, due 6/15/37	1,050,000	1,456,813
		12,576,056
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	200,000	210,620
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	2,640,000	2,851,200
		3,061,820
Pharmaceuticals 0.9%
AbbVie, Inc.
3.45%, due 3/15/22	2,715,000	2,753,260
4.05%, due 11/21/39	2,780,000	3,277,517
Becton Dickinson and Co.
4.669%, due 6/6/47	1,635,000	2,077,902
CVS Health Corp.
2.70%, due 8/21/40	2,930,000	2,919,404
4.78%, due 3/25/38	1,110,000	1,393,433
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26 (Israel)	2,995,000	2,874,002
		15,295,518
Pipelines 0.9%
Energy Transfer LP
4.95%, due 6/15/28	440,000	513,442
5.35%, due 5/15/45	1,000,000	1,185,553

	Principal Amount	Value
Corporate Bonds
Pipelines
Enterprise Products Operating LLC
3.125%, due 7/31/29	$ 1,595,000	$ 1,738,086
3.95%, due 1/31/60	1,460,000	1,645,216
4.20%, due 1/31/50	405,000	476,551
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	2,088,127
MPLX LP
2.65%, due 8/15/30	1,705,000	1,750,402
4.875%, due 6/1/25	100,000	113,265
Spectra Energy Partners LP
4.75%, due 3/15/24	1,740,000	1,906,837
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	2,340,000	2,870,138
Western Midstream Operating LP
6.50%, due 2/1/50 (c)	860,000	1,011,575
		15,299,192
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,305,000	1,368,619
Real Estate Investment Trusts 1.1%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	1,290,000	1,442,711
American Tower Corp.
3.375%, due 10/15/26	1,920,000	2,099,343
3.60%, due 1/15/28	1,025,000	1,137,662
Digital Realty Trust LP
3.70%, due 8/15/27	500,000	563,271
4.45%, due 7/15/28	2,985,000	3,504,211
Equinix, Inc.
1.25%, due 7/15/25	1,645,000	1,656,165
2.625%, due 11/18/24	1,820,000	1,918,365
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,353,634
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	1,690,000	1,800,906
Kilroy Realty LP
3.45%, due 12/15/24	2,060,000	2,211,627
		17,687,895
Retail 1.3%
7-Eleven, Inc.
2.50%, due 2/10/41 (a)	300,000	284,312
2.80%, due 2/10/51 (a)	1,080,000	1,037,568
AutoNation, Inc.
4.75%, due 6/1/30	2,430,000	2,905,893

	Principal Amount	Value
Corporate Bonds
Retail
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(f)	$ 1,500,000	$ 1,582,275
Macy's, Inc.
8.375%, due 6/15/25 (a)	2,740,000	2,986,600
McDonald's Corp.
3.35%, due 4/1/23	2,875,000	3,010,233
Nordstrom, Inc.
4.00%, due 3/15/27 (f)	1,520,000	1,599,665
4.25%, due 8/1/31 (f)	1,260,000	1,325,475
QVC, Inc.
4.375%, due 9/1/28	2,245,000	2,305,301
Starbucks Corp.
3.35%, due 3/12/50	925,000	1,000,301
4.45%, due 8/15/49	1,305,000	1,661,214
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,830,000	1,832,489
		21,531,326
Semiconductors 0.1%
Broadcom, Inc.
3.50%, due 2/15/41 (a)	760,000	788,831
NXP BV
3.40%, due 5/1/30 (China) (a)	1,255,000	1,388,390
		2,177,221
Software 0.3%
Fiserv, Inc.
3.20%, due 7/1/26	525,000	570,916
Oracle Corp.
3.65%, due 3/25/41	575,000	623,818
salesforce.com, Inc.
3.25%, due 4/11/23	1,300,000	1,361,957
3.70%, due 4/11/28	1,915,000	2,191,586
		4,748,277
Telecommunications 1.7%
Altice France SA
5.125%, due 7/15/29 (France) (a)	2,100,000	2,115,561
AT&T, Inc.
3.50%, due 9/15/53 (a)	2,184,000	2,257,589
4.35%, due 3/1/29	795,000	925,066
CommScope Technologies LLC
6.00%, due 6/15/25 (a)	736,000	747,040
CommScope, Inc.
7.125%, due 7/1/28 (a)	1,755,000	1,893,206
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	2,545,000	2,695,079
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	3,909,375	4,181,350

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile US, Inc.
2.625%, due 2/15/29	$ 2,335,000	$ 2,335,479
3.50%, due 4/15/31 (a)	1,180,000	1,237,592
VEON Holdings BV
4.95%, due 6/16/24 (Netherlands) (a)	2,430,000	2,615,433
Verizon Communications, Inc.
1.256% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,705,000	2,783,228
3.40%, due 3/22/41	770,000	832,001
3.55%, due 3/22/51	855,000	930,255
Vodafone Group plc
4.25%, due 9/17/50 (United Kingdom)	2,830,000	3,345,177
		28,894,056
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
2.60%, due 11/19/22	1,230,000	1,262,571
Total Corporate Bonds (Cost $450,435,750)		481,114,270
Foreign Government Bonds 1.3%
Brazil 0.4%
Brazil Government Bond
3.75%, due 9/12/31	2,295,000	2,266,312
Federative Republic of Brazil
4.625%, due 1/13/28	3,783,000	4,104,555
		6,370,867
Chile 0.3%
Chile Government Bond
2.55%, due 7/27/33	2,580,000	2,631,007
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	2,825,000	2,935,128
		5,566,135
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,740,324
Mexico 0.5%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	1,415,000	1,407,925
Mexico Government Bond
2.659%, due 5/24/31	4,502,000	4,427,807
3.75%, due 4/19/71	1,860,000	1,715,385
		7,551,117
Total Foreign Government Bonds (Cost $21,319,931)		21,228,443

	Principal Amount	Value
Loan Assignments 0.6%
Containers, Packaging & Glass 0.2%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	$ 3,108,337	$ 3,005,097
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	1,338,275	1,341,063
Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28 (b)	580,000	591,600
		1,932,663
Finance 0.2%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	3,099,089	3,058,091
Telecommunications 0.1%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.842% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	2,142,032	2,094,219
Total Loan Assignments (Cost $10,183,487)		10,090,070
Mortgage-Backed Securities 7.8%
Agency (Collateralized Mortgage Obligations) 2.8%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	2,050,000	2,070,809
REMIC, Series 4993, Class D
2.00%, due 9/25/47	2,150,000	2,226,138
REMIC, Series 5049, Class UI
3.00%, due 12/25/50	5,127,675	873,854
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	690,225	718,958
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	1,306,068	1,382,437
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	1,593,199	1,668,724
FNMA
REMIC, Series 2021-33, Class AI
2.50%, due 5/25/47	6,517,970	827,290
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51	4,270,796	593,500
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	1,902,000	1,974,468

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48	$ 5,740,000	$ 904,561
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,312,776	1,395,674
REMIC, Series 2019-13, Class CA
3.50%, due 4/25/49	2,175,863	2,384,757
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	2,481,428	2,698,216
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,346,410	2,547,545
GNMA
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	1,966,640	1,956,368
REMIC, Series 2021-87, Class EG
1.00%, due 5/20/51	1,955,120	1,953,835
REMIC, Series 2021-87, Class EK
1.00%, due 5/20/51	6,300,374	6,296,234
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	1,950,397	1,951,153
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	2,202,203	2,136,193
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51	5,417,131	593,715
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50	7,282,777	1,007,364
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51	6,654,199	776,960
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51	7,529,291	1,036,027
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51	7,004,260	919,367
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51	6,678,932	924,456
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51	4,526,697	524,124
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	4,567,900	4,815,312
		47,158,039
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.4%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (a)(g)	1,770,000	1,856,802
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.434% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	55,253	53,204

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	$ 2,175,000	$ 2,221,086
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (a)(h)	2,015,000	2,160,335
Series 2020-VIV3, Class B
3.544%, due 3/9/44 (a)(h)	1,622,236	1,781,053
BX Trust
Series 2021-LBA, Class AV
0.894% (1 Month LIBOR + 0.80%), due 2/15/36 (a)(b)	1,910,000	1,913,050
Series 2019-OC11, Class A
3.202%, due 12/9/41 (a)	1,255,000	1,373,980
Series 2019-OC11, Class B
3.605%, due 12/9/41 (a)	280,000	311,133
Series 2019-OC11, Class C
3.856%, due 12/9/41 (a)	570,000	629,239
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,050,254	2,244,944
Extended Stay America Trust
Series 2021-ESH, Class C
1.794% (1 Month LIBOR + 1.70%), due 7/15/38 (a)(b)	2,315,000	2,326,604
FREMF Mortgage Trust
REMIC, Series 2019-K98, Class C
3.737%, due 10/25/52 (a)(h)	780,000	848,887
REMIC, Series 2018-K86, Class C
4.293%, due 11/25/51 (a)(h)	700,000	783,169
GB Trust
Series 2020-FLIX, Class C
1.693% (1 Month LIBOR + 1.60%), due 8/15/37 (a)(b)	1,300,000	1,300,778
Series 2020-FLIX, Class D
2.443% (1 Month LIBOR + 2.35%), due 8/15/37 (a)(b)	1,795,000	1,801,274
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,615,000	1,780,473
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	2,910,000	3,015,139
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,162,420	1,257,442
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	1,830,000	2,019,203
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,400,000	3,574,036

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(h)	$ 2,640,000	$ 2,965,063
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(h)	3,120,000	3,560,527
		39,777,421
Whole Loan (Collateralized Mortgage Obligations) 2.6%
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50 (a)(b)	2,825,000	2,855,332
FHLMC STACR Trust
Series 2018-DNA2, Class M2
2.239% (1 Month LIBOR + 2.15%), due 12/25/30 (a)(b)	2,200,000	2,223,976
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2
3.339% (1 Month LIBOR + 3.25%), due 7/25/29 (b)	3,232,753	3,319,404
Series 2017-HQA1, Class M2
3.639% (1 Month LIBOR + 3.55%), due 8/25/29 (b)	3,541,092	3,657,673
Series 2015-DNA3, Class M3
4.789% (1 Month LIBOR + 4.70%), due 4/25/28 (b)	2,230,042	2,305,630
Series 2016-DNA1, Class M3
5.639% (1 Month LIBOR + 5.55%), due 7/25/28 (b)	1,401,585	1,466,725
Flagstar Mortgage Trust
Series 2021-2, Class A2
2.50%, due 4/25/51 (a)(g)	1,802,227	1,844,844
FNMA
Series 2017-C01, Class 1M2
3.639% (1 Month LIBOR + 3.55%), due 7/25/29 (b)	2,354,763	2,437,855
Series 2017-C02, Class 2M2
3.739% (1 Month LIBOR + 3.65%), due 9/25/29 (b)	1,090,969	1,126,557
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A8
2.50%, due 10/25/51 (a)(g)	1,434,563	1,473,957
Series 2021-PJ7, Class A2
2.50%, due 1/25/52 (a)(g)	5,000,000	5,092,331
JPMorgan Mortgage Trust
Series 2021-6, Class A4
2.50%, due 10/25/51 (a)(g)	1,906,525	1,961,168
Series 2021-7, Class A3
2.50%, due 11/25/51 (a)(g)	857,038	877,883
Series 2021-7, Class A4
2.50%, due 11/25/51 (a)(g)	2,063,183	2,118,008
Mello Mortgage Capital Acceptance
Series 2021-MTG2, Class A1
2.50%, due 6/25/51 (a)(g)	2,443,317	2,493,026

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust
Series 2019-5A, Class B7
4.455%, due 8/25/59 (a)(h)	$ 3,102,105	$ 2,267,958
Series 2019-2A, Class B6
4.959%, due 12/25/57 (a)(g)	957,777	740,767
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
0.839% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	2,600,000	2,598,145
OBX Trust
Series 2021-J1, Class A1
2.50%, due 5/25/51 (a)(g)	901,602	922,561
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	805,988	858,328
		42,642,128
Total Mortgage-Backed Securities (Cost $127,674,897)		129,577,588
Municipal Bond 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	2,700,000	2,836,687
Total Municipal Bond (Cost $2,700,000)		2,836,687
U.S. Government & Federal Agencies 5.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.4%
UMBS, 30 Year
2.00%, due 8/1/50	2,414,904	2,464,217
2.00%, due 8/1/50	3,037,253	3,099,276
3.50%, due 7/1/50	1,613,331	1,710,224
		7,273,717
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
FNMA, Other
3.50%, due 2/1/42	2,092,279	2,268,160
UMBS, 20 Year
2.50%, due 5/1/41	827,671	866,212
UMBS, 30 Year
2.00%, due 10/1/50	401,970	412,042
2.00%, due 12/1/50	649,568	662,832
2.50%, due 8/1/50	235,653	246,408
2.50%, due 10/1/50	230,355	240,191
2.50%, due 11/1/50	1,172,023	1,241,602
2.50%, due 1/1/51	760,577	801,037

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.50%, due 1/1/51	$ 1,157,200	$ 1,212,543
3.00%, due 3/1/50	1,551,526	1,651,876
3.00%, due 6/1/51	1,012,720	1,064,567
4.00%, due 8/1/48	2,913,660	3,118,111
4.00%, due 2/1/49	544,417	586,662
		14,372,243
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/29	9	11
6.50%, due 8/15/29	6	7
		18
United States Treasury Bonds 1.3%
U.S. Treasury Bonds
1.875%, due 2/15/51	140,000	139,016
2.25%, due 5/15/41	905,000	972,168
2.375%, due 5/15/51	5,075,000	5,630,078
4.375%, due 11/15/39	6,581,000	9,404,660
4.375%, due 5/15/40	4,235,000	6,075,736
		22,221,658
United States Treasury Inflation - Indexed Notes 1.1%
U.S. Treasury Inflation Linked Notes
0.125%, due 1/15/30 (i)	5,869,743	6,631,663
0.125%, due 7/15/30 (i)	5,848,166	6,643,151
0.875%, due 1/15/29 (i)	4,301,754	5,110,405
		18,385,219
United States Treasury Notes 2.0%
U.S. Treasury Notes
0.125%, due 7/31/23	12,620,000	12,603,732
0.375%, due 7/15/24	9,085,000	9,093,517
0.625%, due 7/31/26	12,035,000	11,992,690
		33,689,939
Total U.S. Government & Federal Agencies (Cost $91,933,407)		95,942,794
Total Long-Term Bonds (Cost $770,208,218)		808,536,722

	Shares
Common Stocks 45.1%
Aerospace & Defense 1.2%
BAE Systems plc (United Kingdom)	931,297	7,456,337
Lockheed Martin Corp.	16,193	6,018,452

	Shares	Value
Common Stocks
Aerospace & Defense
Raytheon Technologies Corp.	73,160	$ 6,361,262
		19,836,051
Air Freight & Logistics 1.0%
Deutsche Post AG (Registered) (Germany)	135,769	9,197,907
United Parcel Service, Inc., Class B	37,816	7,236,470
		16,434,377
Automobiles 0.3%
Toyota Motor Corp. (Japan)	50,800	4,540,304
Banks 1.8%
JPMorgan Chase & Co.	62,983	9,559,560
PNC Financial Services Group, Inc. (The)	28,791	5,251,766
Royal Bank of Canada (Canada)	87,127	8,811,867
Truist Financial Corp.	124,002	6,749,429
		30,372,622
Beverages 0.9%
Coca-Cola Co. (The)	104,151	5,939,731
Coca-Cola Europacific Partners plc (United Kingdom)	67,936	4,216,108
PepsiCo, Inc.	30,747	4,825,742
		14,981,581
Biotechnology 1.0%
AbbVie, Inc.	103,356	12,020,303
Amgen, Inc.	21,809	5,267,746
		17,288,049
Capital Markets 1.6%
BlackRock, Inc.	13,291	11,525,556
Lazard Ltd., Class A	150,188	7,088,874
Singapore Exchange Ltd. (Singapore)	463,500	4,063,899
T. Rowe Price Group, Inc.	22,915	4,678,326
		27,356,655
Chemicals 2.2%
BASF SE (Germany)	81,771	6,423,396
Dow, Inc.	99,950	6,212,892
Linde plc (United Kingdom)	22,804	7,009,722
LyondellBasell Industries NV, Class A	58,109	5,771,967
Nutrien Ltd. (Canada)	191,417	11,370,170
		36,788,147
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (j)	10	35
Communications Equipment 0.7%
Cisco Systems, Inc.	218,765	12,113,018

	Shares	Value
Common Stocks
Diversified Telecommunication Services 2.4%
AT&T, Inc.	145,586	$ 4,083,687
BCE, Inc. (Canada)	78,043	3,895,269
Deutsche Telekom AG (Registered) (Germany)	576,909	11,980,377
Orange SA (France)	401,504	4,474,689
Telenor ASA (Norway)	220,882	3,835,230
TELUS Corp. (Canada)	238,014	5,286,444
Verizon Communications, Inc.	118,003	6,582,208
		40,137,904
Electric Utilities 2.0%
American Electric Power Co., Inc.	51,177	4,509,717
Duke Energy Corp.	36,798	3,867,838
Entergy Corp.	48,599	5,001,809
Evergy, Inc.	81,799	5,334,931
Fortis, Inc. (Canada)	83,196	3,773,028
NextEra Energy, Inc.	101,269	7,888,855
Terna Rete Elettrica Nazionale SpA (Italy)	471,354	3,748,499
		34,124,677
Electrical Equipment 1.4%
Eaton Corp. plc	52,976	8,372,857
Emerson Electric Co.	144,450	14,573,560
		22,946,417
Equity Real Estate Investment Trusts 1.2%
American Tower Corp.	15,802	4,468,806
Iron Mountain, Inc.	134,202	5,872,679
Welltower, Inc.	51,760	4,495,874
WP Carey, Inc.	56,635	4,569,878
		19,407,237
Food Products 0.7%
Danone SA (France)	52,222	3,844,514
Nestle SA (Registered) (Switzerland)	38,754	4,911,364
Orkla ASA (Norway)	378,919	3,444,036
		12,199,914
Gas Utilities 0.4%
Snam SpA (Italy)	1,133,933	6,865,533
Health Care Equipment & Supplies 0.9%
Medtronic plc	110,218	14,472,726
Hotels, Restaurants & Leisure 1.9%
Las Vegas Sands Corp. (j)	180,208	7,631,809
McDonald's Corp.	21,256	5,159,044
Restaurant Brands International, Inc. (Canada)	188,609	12,861,247

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	18,476	$ 5,638,875
		31,290,975
Household Durables 0.3%
Leggett & Platt, Inc.	104,982	5,042,285
Household Products 0.5%
Kimberly-Clark Corp.	31,620	4,291,467
Procter & Gamble Co. (The)	29,058	4,132,919
		8,424,386
Industrial Conglomerates 0.3%
Siemens AG (Registered) (Germany)	35,595	5,555,909
Insurance 2.9%
Allianz SE (Registered) (Germany)	40,236	10,023,290
Assicurazioni Generali SpA (Italy)	242,950	4,856,160
AXA SA (France)	249,527	6,476,511
Great-West Lifeco, Inc. (Canada)	123,296	3,709,949
MetLife, Inc.	181,323	10,462,337
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	32,020	8,656,491
Tokio Marine Holdings, Inc. (Japan)	81,000	3,846,771
		48,031,509
IT Services 0.5%
International Business Machines Corp.	58,085	8,187,662
Leisure Products 0.4%
Hasbro, Inc.	74,054	7,363,930
Machinery 0.5%
Cummins, Inc.	33,621	7,803,434
Media 0.2%
Omnicom Group, Inc.	53,525	3,897,690
Multiline Retail 0.3%
Target Corp.	16,675	4,353,009
Multi-Utilities 1.0%
Ameren Corp.	45,203	3,793,436
Dominion Energy, Inc.	66,982	5,014,942
National Grid plc (United Kingdom)	298,953	3,840,048
WEC Energy Group, Inc.	40,943	3,854,374
		16,502,800

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	61,919	$ 6,303,973
Enterprise Products Partners LP	349,384	7,885,597
Magellan Midstream Partners LP	128,718	5,998,259
Phillips 66	48,452	3,557,830
TotalEnergies SE (France)	202,938	8,834,982
		32,580,641
Personal Products 0.5%
Unilever plc (United Kingdom)	136,573	7,880,112
Pharmaceuticals 3.7%
AstraZeneca plc, Sponsored ADR (United Kingdom)	205,716	11,775,184
Bayer AG (Registered) (Germany)	55,195	3,292,741
GlaxoSmithKline plc (United Kingdom)	193,928	3,821,821
Johnson & Johnson	34,515	5,943,483
Merck & Co., Inc.	95,173	7,315,949
Novartis AG (Registered) (Switzerland)	58,361	5,404,118
Pfizer, Inc.	102,334	4,380,919
Roche Holding AG (Switzerland)	10,130	3,917,917
Sanofi (France)	70,910	7,308,084
Takeda Pharmaceutical Co. Ltd. (Japan)	235,800	7,914,093
		61,074,309
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	92,509	15,487,857
Broadcom, Inc.	31,642	15,359,027
Intel Corp.	191,390	10,281,471
KLA Corp.	28,526	9,931,612
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	77,887	9,084,739
Texas Instruments, Inc.	46,806	8,922,160
		69,066,866
Software 1.1%
Microsoft Corp.	64,626	18,412,594
Specialty Retail 0.7%
Home Depot, Inc. (The)	24,695	8,104,652
Industria de Diseno Textil SA (Spain)	102,859	3,488,451
		11,593,103
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	118,960	17,351,506
Samsung Electronics Co. Ltd. GDR (Republic of Korea)	5,552	9,530,008
		26,881,514
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.	246,524	4,501,528

	Shares	Value
Common Stocks
Tobacco 1.7%
Altria Group, Inc.	156,173	$ 7,502,551
British American Tobacco plc (United Kingdom)	195,704	7,291,725
British American Tobacco plc, Sponsored ADR (United Kingdom)	63,382	2,373,656
Philip Morris International, Inc.	118,367	11,847,353
		29,015,285
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	90,477	8,067,834
Watsco, Inc.	14,466	4,085,777
		12,153,611
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B (Canada)	71,874	3,668,593
Total Common Stocks (Cost $599,596,532)		753,146,992
Short-Term Investments 5.1%
Affiliated Investment Company 4.8%
MainStay U.S. Government Liquidity Fund, 0.01% (k)(l)	80,567,921	80,567,921
Unaffiliated Investment Companies 0.3%
BlackRock Liquidity FedFund, 0.025% (l)(m)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, 0.025% (l)(m)	969,815	969,815
Total Unaffiliated Investment Companies (Cost $3,969,815)		3,969,815
Total Short-Term Investments (Cost $84,537,736)		84,537,736
Total Investments (Cost $1,454,342,486)	98.6%	1,646,221,450
Other Assets, Less Liabilities	1.4	23,710,941
Net Assets	100.0%	$ 1,669,932,391

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $3,827,482. The Fund received cash collateral with a value of $3,969,815.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.

(h)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2021.
(i)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Non-income producing security.
(k)	As of July 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(l)	Current yield as of July 31, 2021.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of July 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	41,207,000	USD	48,851,146	JPMorgan Chase Bank N.A.	11/1/21	$ 119,253
GBP	30,915,000	USD	42,941,244	JPMorgan Chase Bank N.A.	11/1/21	38,953
USD	17,153,897	AUD	23,293,000	JPMorgan Chase Bank N.A.	8/3/21	60,329
USD	46,359,185	JPY	5,081,523,000	JPMorgan Chase Bank N.A.	8/2/21	39,300
Total Unrealized Appreciation						257,835
AUD	23,293,000	USD	18,110,750	JPMorgan Chase Bank N.A.	8/3/21	(1,017,182)
AUD	23,293,000	USD	17,159,930	JPMorgan Chase Bank N.A.	11/1/21	(59,374)
EUR	39,827,000	USD	48,192,263	JPMorgan Chase Bank N.A.	8/2/21	(947,484)
EUR	1,380,000	USD	1,685,689	JPMorgan Chase Bank N.A.	8/2/21	(48,664)
GBP	30,915,000	USD	43,025,642	JPMorgan Chase Bank N.A.	8/2/21	(53,792)
JPY	5,081,523,000	USD	46,860,659	JPMorgan Chase Bank N.A.	8/2/21	(540,774)
JPY	5,081,523,000	USD	46,400,797	JPMorgan Chase Bank N.A.	11/1/21	(46,603)
USD	48,756,122	EUR	41,207,000	JPMorgan Chase Bank N.A.	8/2/21	(125,681)
USD	42,925,478	GBP	30,915,000	JPMorgan Chase Bank N.A.	8/2/21	(46,373)
Total Unrealized Depreciation						(2,885,927)
Net Unrealized Depreciation						$ (2,628,092)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	373	September 2021	$ 82,317,247	$ 82,304,781	$ (12,466)
U.S. Treasury 5 Year Notes	319	September 2021	39,471,833	39,698,055	226,222
U.S. Treasury 10 Year Notes	152	September 2021	20,055,844	20,436,875	381,031
E-Mini Financial Select Sector Index	280	September 2021	32,204,382	31,433,500	(770,882)
E-Mini S&P 500 Index Industrial Sector	461	September 2021	47,847,223	47,884,070	36,847
Euro STOXX 50 Index	1,112	September 2021	54,350,697	53,925,217	(425,480)
FTSE 100 Index	172	September 2021	16,940,131	16,655,508	(284,623)
S&P 500 E-Mini Index	433	September 2021	91,722,273	95,032,675	3,310,402
U.S. Treasury Long Bonds	143	September 2021	22,469,425	23,554,781	1,085,356
U.S. Treasury Ultra Bonds	377	September 2021	70,359,487	75,223,281	4,863,794
Yen Denominated Nikkei 225 Index	465	September 2021	61,755,443	58,175,334	(3,580,109)
Total Long Contracts					4,830,092

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(393)	September 2021	$ (57,346,350)	$ (59,048,250)	$ (1,701,900)
Net Unrealized Appreciation					$ 3,128,192

1.	As of July 31, 2021, cash in the amount of $20,470,645 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 67,746,870	$ —	$ 67,746,870
Corporate Bonds	—	481,114,270	—	481,114,270
Foreign Government Bonds	—	21,228,443	—	21,228,443
Loan Assignments	—	10,090,070	—	10,090,070
Mortgage-Backed Securities	—	129,577,588	—	129,577,588
Municipal Bond	—	2,836,687	—	2,836,687
U.S. Government & Federal Agencies	—	95,942,794	—	95,942,794
Total Long-Term Bonds	—	808,536,722	—	808,536,722
Common Stocks	753,146,992	—	—	753,146,992
Short-Term Investments
Affiliated Investment Company	80,567,921	—	—	80,567,921
Unaffiliated Investment Companies	3,969,815	—	—	3,969,815
Total Short-Term Investments	84,537,736	—	—	84,537,736
Total Investments in Securities	837,684,728	808,536,722	—	1,646,221,450
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	257,835	—	257,835
Futures Contracts (b)	9,903,652	—	—	9,903,652
Total Other Financial Instruments	9,903,652	257,835	—	10,161,487
Total Investments in Securities and Other Financial Instruments	$ 847,588,380	$ 808,794,557	$ —	$ 1,656,382,937
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (2,885,927)	$ —	$ (2,885,927)
Futures Contracts (b)	(6,775,460)	—	—	(6,775,460)
Total Other Financial Instruments	$ (6,775,460)	$ (2,885,927)	$ —	$ (9,661,387)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Enduring Capital Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.8%
Air Freight & Logistics 3.6%
Expeditors International of Washington, Inc.	209,805	$ 26,907,491
Banks 6.0%
First Republic Bank	128,768	25,112,336
M&T Bank Corp.	144,198	19,300,902
		44,413,238
Capital Markets 6.6%
Brookfield Asset Management, Inc., Class A	487,093	26,298,151
Charles Schwab Corp. (The)	328,979	22,354,123
		48,652,274
Chemicals 7.1%
Linde plc	82,090	25,233,645
Sherwin-Williams Co. (The)	92,787	27,003,801
		52,237,446
Commercial Services & Supplies 10.8%
Cintas Corp.	64,808	25,546,017
Copart, Inc. (a)	182,161	26,777,667
Waste Connections, Inc.	212,661	26,942,022
		79,265,706
Containers & Packaging 2.7%
Ball Corp.	248,301	20,082,585
Diversified Financial Services 3.3%
Berkshire Hathaway, Inc., Class B (a)	87,278	24,288,595
Electric Utilities 3.3%
NextEra Energy, Inc.	310,173	24,162,477
Equity Real Estate Investment Trusts 10.5%
American Tower Corp.	97,179	27,482,221
Boston Properties, Inc.	209,239	24,560,474
Public Storage	81,609	25,501,180
		77,543,875
Food & Staples Retailing 3.9%
Costco Wholesale Corp.	66,571	28,606,890
Health Care Equipment & Supplies 3.9%
Danaher Corp.	97,029	28,865,157
Health Care Providers & Services 3.4%
UnitedHealth Group, Inc.	61,112	25,191,589

	Shares	Value
Common Stocks
Household Durables 3.5%
NVR, Inc. (a)	4,871	$ 25,439,284
Insurance 6.3%
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	3,730	202,166
Markel Corp. (a)	19,122	23,064,383
Progressive Corp. (The)	244,695	23,285,176
		46,551,725
Machinery 11.9%
Deere & Co.	59,463	21,501,226
Fortive Corp.	298,955	21,722,070
IDEX Corp.	110,040	24,944,968
PACCAR, Inc.	236,428	19,621,160
		87,789,424
Road & Rail 6.6%
Canadian National Railway Co.	215,867	23,455,379
Old Dominion Freight Line, Inc.	92,755	24,965,008
		48,420,387
Software 3.6%
Constellation Software, Inc.	16,475	26,389,976
Trading Companies & Distributors 2.8%
Watsco, Inc.	73,200	20,674,608
Total Common Stocks (Cost $652,613,376)		735,482,727
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	1,968,767	1,968,767
Total Short-Term Investment (Cost $1,968,767)		1,968,767
Total Investments (Cost $654,582,143)	100.1%	737,451,494
Other Assets, Less Liabilities	(0.1)	(519,740)
Net Assets	100.0%	$ 736,931,754

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2021.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 735,482,727	$ —	$ —	$ 735,482,727
Short-Term Investment
Affiliated Investment Company	1,968,767	—	—	1,968,767
Total Investments in Securities	$ 737,451,494	$ —	$ —	$ 737,451,494

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 1.9%
Corporate Bonds 1.9%
Biotechnology 0.5%
Bridgebio Pharma, Inc.
2.50% , due 3/15/27	$ 6,975,000	$ 10,475,752
Oil & Gas 0.1%
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	1,461,000	1,504,830
Oil & Gas Services 0.1%
Weatherford International Ltd.
11.00% , due 12/1/24 (b)	1,970,000	2,038,950
Semiconductors 0.8%
Silicon Laboratories, Inc.
0.625% , due 6/15/25	11,680,000	15,819,392
Software 0.4%
Five9, Inc.
0.50% , due 6/1/25	4,675,000	7,529,555
Total Corporate Bonds (Cost $50,191,044)		37,368,479
Total Long-Term Bonds (Cost $50,191,044)		37,368,479
Convertible Securities 89.7%
Convertible Bonds 79.6%
Airlines 3.1%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	10,771,200
JetBlue Airways Corp.
0.50%, due 4/1/26 (b)	4,632,000	4,567,152
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	40,539,249
Spirit Airlines, Inc.
1.00%, due 5/15/26	3,315,000	3,118,089
		58,995,690
Auto Manufacturers 1.4%
Ford Motor Co.
(zero coupon), due 3/15/26 (b)	24,852,000	26,715,900
Biotechnology 5.6%
Apellis Pharmaceuticals, Inc.
3.50%, due 9/15/26	7,350,000	13,919,062

	Principal Amount	Value
Convertible Bonds
Biotechnology
BioMarin Pharmaceutical, Inc.
0.599%, due 8/1/24	$ 20,188,000	$ 20,654,343
1.25%, due 5/15/27	11,374,000	11,248,313
Exact Sciences Corp.
0.375%, due 3/1/28	22,800,000	26,134,500
Guardant Health, Inc.
(zero coupon), due 11/15/27 (b)	7,026,000	7,596,863
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27 (b)	3,556,000	3,258,185
Illumina, Inc.
(zero coupon), due 8/15/23	12,566,000	15,943,112
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26 (b)	9,349,000	8,979,715
		107,734,093
Building Materials 1.0%
Patrick Industries, Inc.
1.00%, due 2/1/23	17,232,000	19,730,640
Commercial Services 3.6%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26 (b)	3,775,000	3,456,013
Chegg, Inc.
(zero coupon), due 9/1/26 (b)	8,817,000	9,562,036
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,900,000	13,893,250
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,525,000	2,528,156
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,835,000	3,189,230
Shift4 Payments, Inc. (b)
(zero coupon), due 12/15/25	3,720,000	4,845,300
0.50%, due 8/1/27	1,145,000	1,191,516
Square, Inc. (b)
(zero coupon), due 5/1/26	14,521,000	16,563,016
0.25%, due 11/1/27	11,637,000	13,760,752
		68,989,269
Computers 2.7%
Lumentum Holdings, Inc.
0.25%, due 3/15/24	25,786,000	38,356,562
Parsons Corp.
0.25%, due 8/15/25 (b)	4,641,000	4,905,537
Zscaler, Inc.
0.125%, due 7/1/25	5,870,000	9,820,510
		53,082,609

	Principal Amount	Value
Convertible Bonds
Diversified Financial Services 0.2%
LendingTree, Inc.
0.625%, due 6/1/22	$ 4,144,000	$ 4,703,440
Electric 1.0%
NRG Energy, Inc.
2.75%, due 6/1/48	16,385,000	19,383,455
Energy-Alternate Sources 1.9%
Enphase Energy, Inc.
(zero coupon), due 3/1/26 (b)	9,485,000	9,565,623
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)	9,417,000	10,264,530
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25 (b)	14,777,000	17,695,457
		37,525,610
Entertainment 1.8%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	6,833,000	8,908,865
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26 (b)	3,110,000	3,327,700
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (b)	22,830,000	23,029,763
		35,266,328
Food 0.6%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	11,507,000	11,665,797
Healthcare-Products 3.1%
Cantel Medical Corp.
3.25%, due 5/15/25	4,372,000	9,900,881
CONMED Corp.
2.625%, due 2/1/24	14,746,000	23,824,006
Haemonetics Corp.
(zero coupon), due 3/1/26 (b)	4,672,000	4,005,495
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,670,000	9,895,071
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,852,556
Omnicell, Inc.
0.25%, due 9/15/25 (b)	2,760,000	4,357,350
		59,835,359
Healthcare-Services 4.7%
Anthem, Inc.
2.75%, due 10/15/42	11,061,000	60,072,291

	Principal Amount	Value
Convertible Bonds
Healthcare-Services
Teladoc Health, Inc.
1.25%, due 6/1/27	$ 29,441,000	$ 31,540,143
		91,612,434
Internet 9.8%
Booking Holdings, Inc.
0.90%, due 9/15/21	19,156,000	20,496,920
Etsy, Inc.
0.125%, due 10/1/26	11,184,000	24,230,136
Expedia Group, Inc.
(zero coupon), due 2/15/26 (b)	2,822,000	3,025,184
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	23,701,687
Match Group Financeco, Inc.
0.875%, due 10/1/22 (b)	2,000	7,247
Okta, Inc.
0.125%, due 9/1/25	5,611,000	8,189,255
Palo Alto Networks, Inc.
0.375%, due 6/1/25	9,385,000	13,514,400
0.75%, due 7/1/23	13,659,000	21,137,302
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	5,761,845
Shopify, Inc.
0.125%, due 11/1/25	16,390,000	21,626,605
Snap, Inc.
(zero coupon), due 5/1/27 (b)	4,640,000	5,349,920
Twitter, Inc.
(zero coupon), due 3/15/26 (b)	7,010,000	6,769,031
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (b)	4,665,000	4,574,033
Wix.com Ltd.
(zero coupon), due 7/1/23	9,213,000	19,471,676
Zendesk, Inc.
0.625%, due 6/15/25	8,790,000	12,025,599
		189,880,840
Leisure Time 1.8%
Carnival Corp.
5.75%, due 4/1/23	6,302,000	14,424,018
NCL Corp. Ltd.
5.375%, due 8/1/25 (b)	4,670,000	7,420,630
6.00%, due 5/15/24	2,849,000	5,582,615
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23	5,055,000	6,506,433
		33,933,696
Machinery-Diversified 1.9%
Chart Industries, Inc.
1.00%, due 11/15/24 (b)	13,592,000	36,528,500

	Principal Amount	Value
Convertible Bonds
Media 3.4%
Cable One, Inc.
1.125%, due 3/15/28 (b)	$ 11,860,000	$ 12,068,978
DISH Network Corp.
(zero coupon), due 12/15/25 (b)	23,010,000	27,025,245
Liberty Media Corp.
1.375%, due 10/15/23	11,345,000	15,128,268
Liberty Media Corp-Liberty Formula One
1.00%, due 1/30/23	9,441,000	12,489,263
		66,711,754
Oil & Gas 4.5%
Centennial Resource Production LLC
3.25%, due 4/1/28	14,317,000	16,205,412
EQT Corp.
1.75%, due 5/1/26	21,040,000	31,179,176
Pioneer Natural Resources Co.
0.25%, due 5/15/25	26,272,000	38,724,928
		86,109,516
Oil & Gas Services 2.3%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	17,843,000	19,082,816
Oil States International, Inc.
1.50%, due 2/15/23	1,104,000	1,037,082
4.75%, due 4/1/26 (b)	25,301,000	23,714,201
		43,834,099
Pharmaceuticals 2.5%
Dexcom, Inc.
0.25%, due 11/15/25	23,353,000	26,593,229
Neurocrine Biosciences, Inc.
2.25%, due 5/15/24	10,073,000	13,082,812
Pacira BioSciences, Inc.
0.75%, due 8/1/25	7,100,000	7,792,250
2.375%, due 4/1/22	1,655,000	1,760,506
		49,228,797
Real Estate Investment Trusts 0.4%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	7,815,000	7,990,838
Retail 2.1%
American Eagle Outfitters, Inc.
3.75%, due 4/15/25	2,695,000	10,931,190
Burlington Stores, Inc.
2.25%, due 4/15/25	13,238,000	21,693,772

	Principal Amount	Value
Convertible Bonds
Retail
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	$ 9,208,000	$ 8,644,010
		41,268,972
Semiconductors 4.7%
Cree, Inc.
1.75%, due 5/1/26	2,320,000	4,817,016
Microchip Technology, Inc.
1.625%, due 2/15/25	8,778,000	27,711,049
1.625%, due 2/15/27	7,129,000	15,251,782
Micron Technology, Inc.
Series D
3.125%, due 5/1/32	3,183,000	24,738,238
ON Semiconductor Corp.
1.625%, due 10/15/23	2,305,000	4,481,784
Rambus, Inc.
1.375%, due 2/1/23	9,996,000	13,182,725
		90,182,594
Software 9.5%
Akamai Technologies, Inc.
0.375%, due 9/1/27	11,420,000	13,497,012
Atlassian, Inc.
0.625%, due 5/1/23	7,719,000	30,764,520
Bentley Systems, Inc.
0.125%, due 1/15/26 (b)	3,570,000	4,123,350
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25 (b)	4,680,000	6,815,250
Coupa Software, Inc.
0.375%, due 6/15/26	6,055,000	6,500,043
Datadog, Inc.
0.125%, due 6/15/25	7,470,000	10,383,300
Envestnet, Inc.
1.75%, due 6/1/23	12,037,000	14,745,325
Everbridge, Inc.
0.125%, due 12/15/24	5,415,000	7,587,769
J2 Global, Inc.
1.75%, due 11/1/26 (b)	5,220,000	6,759,900
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	12,779,219
RingCentral, Inc.
(zero coupon), due 3/1/25	21,079,000	22,343,740
Slack Technologies LLC
0.50%, due 4/15/25	6,747,000	10,474,717
Splunk, Inc.
0.50%, due 9/15/23	12,142,000	14,054,365
Workday, Inc.
0.25%, due 10/1/22	7,982,000	12,955,584

	Principal Amount	Value
Convertible Bonds
Software
Zynga, Inc.
(zero coupon), due 12/15/26 (b)	$ 8,635,000	$ 9,072,147
		182,856,241
Telecommunications 5.0%
Infinera Corp.
2.50%, due 3/1/27	7,050,000	10,572,659
InterDigital, Inc.
2.00%, due 6/1/24	4,500,000	4,860,000
NICE Ltd.
(zero coupon), due 9/15/25 (b)	46,000,000	51,595,394
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,679,000	19,862,522
Vonage Holdings Corp.
1.75%, due 6/1/24	8,091,000	9,009,147
		95,899,722
Transportation 0.8%
Atlas Air Worldwide Holdings, Inc.
2.25%, due 6/1/22	13,687,000	14,679,308
Trucking & Leasing 0.2%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28 (b)	3,245,000	3,407,250
Total Convertible Bonds (Cost $1,204,798,556)		1,537,752,751

	Shares
Convertible Preferred Stocks 10.1%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	17,861,128
Wells Fargo & Co.
Series L
7.50% (c)	11,552	17,472,515
		35,333,643
Capital Markets 0.7%
KKR & Co., Inc.
Series C
6.00%	165,650	13,755,576
Chemicals 0.3%
Lyondellbasell Advanced Polymers, Inc.
6.00% (c)	5,832	6,006,960

	Shares	Value
Convertible Preferred Stocks
Electric Utilities 0.8%
PG&E Corp.
5.50%	160,900	$ 14,548,578
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.
Series B
6.00%	86,450	4,860,219
Danaher Corp.
Series A
4.75%	34,880	69,507,120
		74,367,339
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)
6.875%	147,100	14,912,998
Machinery 1.1%
Stanley Black & Decker, Inc.
5.25%	182,200	21,499,600
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc.
Series A
8.00%	9,655	14,910,603
Total Convertible Preferred Stocks (Cost $165,296,330)		195,335,297
Total Convertible Securities (Cost $1,370,094,886)		1,733,088,048
Common Stocks 1.6%
Banks 0.8%
Bank of America Corp.	398,621	15,291,102
Energy Equipment & Services 0.5%
Valaris Ltd. (d)	204,006	5,528,563
Weatherford International plc (d)	272,914	4,759,620
		10,288,183
Health Care Equipment & Supplies 0.3%
Teleflex, Inc.	14,082	5,596,609
Total Common Stocks (Cost $19,522,690)		31,175,894

	Shares	Value
Short-Term Investment 6.6%
Affiliated Investment Company 6.6%
MainStay U.S. Government Liquidity Fund, 0.01% (e)(f)	128,069,302	$ 128,069,302
Total Short-Term Investment (Cost $128,069,302)		128,069,302
Total Investments (Cost $1,567,877,922)	99.8%	1,929,701,723
Other Assets, Less Liabilities	0.2	3,276,360
Net Assets	100.0%	$ 1,932,978,083

†	Percentages indicated are based on Fund net assets.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of July 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(f)	Current yield as of July 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 37,368,479	$ —	$ 37,368,479
Total Corporate Bonds	—	37,368,479	—	37,368,479
Convertible Securities
Convertible Bonds	—	1,537,752,751	—	1,537,752,751
Convertible Preferred Stocks	195,335,297	—	—	195,335,297
Total Convertible Securities	195,335,297	1,537,752,751	—	1,733,088,048
Common Stocks	31,175,894	—	—	31,175,894
Short-Term Investment
Affiliated Investment Company	128,069,302	—	—	128,069,302
Total Investments in Securities	$ 354,580,493	$ 1,575,121,230	$ —	$ 1,929,701,723

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.8%
Convertible Bonds 0.9%
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	$ 18,360,000	$ 19,955,484
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	35,079,000	34,026,630
3.375%, due 8/15/26	24,400,000	25,071,000
		59,097,630
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (a)	34,886,987	34,843,261
Total Convertible Bonds (Cost $105,372,322)		113,896,375
Corporate Bonds 89.0%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31 (b)	38,590,000	38,107,625
3.75%, due 2/15/28	21,000,000	21,315,000
4.00%, due 2/15/30	18,500,000	18,811,910
4.875%, due 1/15/29	5,000,000	5,287,500
Outfront Media Capital LLC (b)
4.25%, due 1/15/29	7,275,000	7,287,913
4.625%, due 3/15/30	5,305,000	5,331,525
5.00%, due 8/15/27	19,500,000	19,890,000
6.25%, due 6/15/25	15,216,000	16,143,567
		132,175,040
Aerospace & Defense 1.8%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (b)	23,280,000	24,036,600
Rolls-Royce plc
5.75%, due 10/15/27 (b)	9,000,000	9,821,250
TransDigm UK Holdings plc
6.875%, due 5/15/26	18,100,000	19,086,450
TransDigm, Inc.
4.625%, due 1/15/29 (b)	30,700,000	30,623,250
4.875%, due 5/1/29 (b)	22,920,000	22,956,214
6.25%, due 3/15/26 (b)	80,375,000	84,293,281
7.50%, due 3/15/27	11,350,000	12,023,055
8.00%, due 12/15/25 (b)	11,000,000	11,811,250
		214,651,350

	Principal Amount	Value
Corporate Bonds
Airlines 1.0%
American Airlines, Inc. (b)
5.50%, due 4/20/26	$ 18,160,000	$ 18,999,900
5.75%, due 4/20/29	11,500,000	12,404,820
Delta Air Lines, Inc.
4.50%, due 10/20/25 (b)	17,200,000	18,490,000
4.75%, due 10/20/28 (b)	23,500,000	26,261,250
7.00%, due 5/1/25 (b)	6,000,000	7,057,500
7.375%, due 1/15/26	7,000,000	8,240,477
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (b)	18,910,000	20,588,263
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (b)	4,487,951	5,037,725
		117,079,935
Apparel 0.0% ‡
Levi Strauss & Co.
5.00%, due 5/1/25	3,000,000	3,056,250
Auto Manufacturers 2.3%
Ford Holdings LLC
9.30%, due 3/1/30	30,695,000	42,053,685
Ford Motor Co.
7.45%, due 7/16/31	16,935,000	22,415,335
9.00%, due 4/22/25	8,400,000	10,339,980
9.625%, due 4/22/30	7,000,000	10,106,250
Ford Motor Credit Co. LLC
3.339%, due 3/28/22	6,000,000	6,065,999
3.375%, due 11/13/25	12,000,000	12,527,923
4.00%, due 11/13/30	25,000,000	26,437,500
4.125%, due 8/17/27	4,000,000	4,280,000
4.271%, due 1/9/27	7,500,000	8,079,000
4.389%, due 1/8/26	2,500,000	2,712,500
5.125%, due 6/16/25	13,000,000	14,316,250
5.584%, due 3/18/24	3,660,000	3,988,668
General Motors Co.
6.80%, due 10/1/27	5,500,000	6,999,862
General Motors Financial Co., Inc.
4.35%, due 4/9/25	7,410,000	8,210,454
5.25%, due 3/1/26	14,220,000	16,485,162
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (b)	41,745,000	43,988,794
Mclaren Finance plc
5.75%, due 8/1/22 (b)	8,803,000	8,803,000
PM General Purchaser LLC
9.50%, due 10/1/28 (b)	16,140,000	16,947,000
Wabash National Corp.
5.50%, due 10/1/25 (b)	17,824,000	18,091,360
		282,848,722

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (b)	$ 24,525,000	$ 25,076,813
Adient US LLC
9.00%, due 4/15/25 (b)	8,635,000	9,439,782
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	2,294,000	2,371,423
Dealer Tire LLC
8.00%, due 2/1/28 (b)	5,565,000	5,989,943
Exide Global Holding Netherlands CV
10.75%, due 10/26/24 (c)(d)(e)	13,730,000	13,455,400
Goodyear Tire & Rubber Co. (The) (b)
5.00%, due 7/15/29	14,400,000	15,148,368
5.25%, due 7/15/31	8,220,000	8,672,100
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	34,785,000	35,739,848
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	36,674,000	38,209,299
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	32,170,000	34,854,650
Meritor, Inc. (b)
4.50%, due 12/15/28	2,000,000	2,047,400
6.25%, due 6/1/25	8,000,000	8,520,000
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (b)	39,945,000	41,299,135
Tenneco, Inc.
5.375%, due 12/15/24	4,100,000	4,121,771
7.875%, due 1/15/29 (b)	15,000,000	16,950,000
Wheel Pros, Inc.
6.50%, due 5/15/29 (b)	4,000,000	4,060,000
		265,955,932
Beverages 0.0% ‡
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (b)	5,000,000	5,000,000
Biotechnology 0.1%
HCRX Investments Holdco LP
4.50%, due 8/1/29 (b)	9,200,000	9,384,000
Building Materials 1.2%
Griffon Corp.
5.75%, due 3/1/28	5,300,000	5,576,236
James Hardie International Finance DAC
5.00%, due 1/15/28 (b)	31,840,000	33,756,768
Koppers, Inc.
6.00%, due 2/15/25 (b)	27,535,000	28,223,375
Patrick Industries, Inc. (b)
4.75%, due 5/1/29	6,090,000	6,216,063
7.50%, due 10/15/27	21,040,000	22,881,000

	Principal Amount	Value
Corporate Bonds
Building Materials
Summit Materials LLC (b)
5.125%, due 6/1/25	$ 7,815,000	$ 7,890,649
5.25%, due 1/15/29	15,500,000	16,449,375
6.50%, due 3/15/27	21,730,000	22,793,901
		143,787,367
Chemicals 1.5%
CVR Partners LP
6.125%, due 6/15/28 (b)	6,175,000	6,429,719
GPD Cos., Inc.
10.125%, due 4/1/26 (b)	26,307,000	28,477,328
Innophos Holdings, Inc.
9.375%, due 2/15/28 (b)	27,851,000	30,009,452
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(b)	14,175,000	14,457,791
NOVA Chemicals Corp. (b)
4.875%, due 6/1/24	9,810,000	10,372,211
5.25%, due 6/1/27	12,500,000	13,468,750
SCIH Salt Holdings, Inc. (b)
4.875%, due 5/1/28	10,000,000	9,987,500
6.625%, due 5/1/29	26,930,000	26,660,700
TPC Group, Inc. (b)
10.50%, due 8/1/24	13,682,000	13,476,633
10.875%, due 8/1/24	22,000,721	23,210,761
TPC Group, Inc. Escrow Claim Shares
(zero coupon), due 12/31/49 (c)(d)(e)(f)	220,007	—
		176,550,845
Coal 0.2%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (b)	9,800,000	10,633,000
Natural Resource Partners LP
9.125%, due 6/30/25 (b)	10,000,000	9,925,000
		20,558,000
Commercial Services 3.5%
Allied Universal Holdco LLC (b)
6.625%, due 7/15/26	10,890,000	11,529,788
9.75%, due 7/15/27	14,705,000	16,118,150
AMN Healthcare, Inc. (b)
4.00%, due 4/15/29	7,500,000	7,687,500
4.625%, due 10/1/27	10,977,000	11,429,801
Ashtead Capital, Inc. (b)
4.00%, due 5/1/28	13,500,000	14,208,750
4.25%, due 11/1/29	7,000,000	7,586,250
5.25%, due 8/1/26	18,120,000	18,844,800
Carriage Services, Inc.
4.25%, due 5/15/29 (b)	7,500,000	7,481,250

	Principal Amount	Value
Corporate Bonds
Commercial Services
Cimpress plc
7.00%, due 6/15/26 (b)	$ 30,585,000	$ 32,114,250
Gartner, Inc. (b)
3.75%, due 10/1/30	18,870,000	19,388,925
4.50%, due 7/1/28	4,000,000	4,230,000
Graham Holdings Co.
5.75%, due 6/1/26 (b)	39,695,000	41,307,808
IHS Markit Ltd. (b)
4.75%, due 2/15/25	3,000,000	3,352,200
5.00%, due 11/1/22	28,545,000	29,754,310
Korn Ferry
4.625%, due 12/15/27 (b)	10,685,000	11,032,263
MPH Acquisition Holdings LLC
5.75%, due 11/1/28 (b)	12,855,000	12,482,591
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (b)	12,650,000	13,053,851
Nielsen Co. Luxembourg SARL (The)
5.00%, due 2/1/25 (b)	4,000,000	4,107,600
Nielsen Finance LLC (b)
4.50%, due 7/15/29	7,130,000	7,183,439
4.75%, due 7/15/31	9,250,000	9,329,319
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (b)	30,925,000	31,620,812
Service Corp. International
3.375%, due 8/15/30	17,700,000	17,653,980
Square, Inc. (b)
2.75%, due 6/1/26	3,000,000	3,067,500
3.50%, due 6/1/31	8,155,000	8,473,779
United Rentals North America, Inc.
3.75%, due 1/15/32	10,000,000	10,000,000
3.875%, due 11/15/27	10,735,000	11,218,075
3.875%, due 2/15/31	17,500,000	18,001,200
4.875%, due 1/15/28	8,300,000	8,764,800
5.25%, due 1/15/30	3,500,000	3,829,770
WW International, Inc.
4.50%, due 4/15/29 (b)	22,110,000	22,413,349
		417,266,110
Computers 0.0% ‡
Booz Allen Hamilton, Inc.
4.00%, due 7/1/29 (b)	5,000,000	5,134,950
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co. (b)
4.125%, due 4/1/29	27,480,000	27,651,750
5.50%, due 6/1/28	13,505,000	14,300,039
		41,951,789

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale 0.6%
Avient Corp.
5.25%, due 3/15/23	$ 26,406,000	$ 28,056,375
5.75%, due 5/15/25 (b)	8,550,000	8,977,500
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (b)	22,000,000	23,897,500
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (b)	13,920,000	13,798,200
		74,729,575
Diversified Financial Services 1.8%
Credit Acceptance Corp.
5.125%, due 12/31/24 (b)	15,215,000	15,728,506
6.625%, due 3/15/26	32,875,000	34,683,125
Enact Holdings, Inc.
6.50%, due 8/15/25 (b)	25,600,000	27,758,661
Jefferies Finance LLC (b)
5.00%, due 8/15/28	26,800,000	27,409,700
6.25%, due 6/3/26	14,020,000	15,116,364
LPL Holdings, Inc. (b)
4.00%, due 3/15/29	28,810,000	29,242,150
4.375%, due 5/15/31	7,500,000	7,678,125
4.625%, due 11/15/27	8,000,000	8,250,000
Oxford Finance LLC
6.375%, due 12/15/22 (b)	17,860,000	17,985,913
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (b)	13,000,000	12,584,585
PRA Group, Inc.
7.375%, due 9/1/25 (b)	16,400,000	17,671,000
StoneX Group, Inc.
8.625%, due 6/15/25 (b)	8,196,000	8,902,250
		223,010,379
Electric 1.5%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (b)	22,940,000	24,316,400
5.00%, due 9/15/26	1,960,000	2,006,021
DPL, Inc.
4.125%, due 7/1/25	22,825,000	24,472,965
Keystone Power Pass-Through Holders LLC
13.00% (13.00% PIK), due 6/1/24 (a)(b)(d)	11,715,981	8,786,986
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (b)	16,665,000	16,998,300
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (b)	16,330,000	17,187,325
NRG Energy, Inc.
5.75%, due 1/15/28	3,000,000	3,187,500
6.625%, due 1/15/27	10,570,000	10,942,064

	Principal Amount	Value
Corporate Bonds
Electric
Pattern Energy Operations LP
4.50%, due 8/15/28 (b)	$ 18,500,000	$ 19,095,885
PG&E Corp.
5.00%, due 7/1/28	22,300,000	21,714,625
5.25%, due 7/1/30	13,000,000	12,691,250
Vistra Operations Co. LLC (b)
4.375%, due 5/1/29	9,000,000	9,225,000
5.00%, due 7/31/27	10,500,000	10,841,250
		181,465,571
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc. (b)
7.125%, due 6/15/25	6,665,000	7,164,808
7.25%, due 6/15/28	5,000,000	5,565,000
		12,729,808
Energy-Alternate Sources 0.1%
Renewable Energy Group, Inc.
5.875%, due 6/1/28 (b)	15,550,000	16,210,875
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (b)	5,345,000	5,465,263
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (b)	5,610,000	5,778,300
PowerTeam Services LLC
9.033%, due 12/4/25 (b)	15,425,000	16,988,169
Weekley Homes LLC
4.875%, due 9/15/28 (b)	21,580,000	22,317,389
		50,549,121
Entertainment 2.5%
Affinity Gaming
6.875%, due 12/15/27 (b)	7,795,000	8,265,038
Allen Media LLC
10.50%, due 2/15/28 (b)	17,970,000	17,925,075
Bally's Corp.
6.75%, due 6/1/27 (b)	23,765,000	25,666,200
CCM Merger, Inc.
6.375%, due 5/1/26 (b)	5,000,000	5,233,650
Churchill Downs, Inc. (b)
4.75%, due 1/15/28	36,815,000	38,149,544
5.50%, due 4/1/27	38,727,000	40,267,560
Everi Holdings, Inc.
5.00%, due 7/15/29 (b)	1,645,000	1,682,013
International Game Technology plc
6.25%, due 1/15/27 (b)	24,700,000	28,022,150

	Principal Amount	Value
Corporate Bonds
Entertainment
Jacobs Entertainment, Inc.
7.875%, due 2/1/24 (b)	$ 10,359,000	$ 10,786,309
Live Nation Entertainment, Inc. (b)
3.75%, due 1/15/28	5,500,000	5,513,420
6.50%, due 5/15/27	38,280,000	42,251,550
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (b)	34,400,000	35,862,000
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (b)	6,750,000	6,783,750
Motion Bondco DAC
6.625%, due 11/15/27 (b)	15,100,000	15,326,500
Powdr Corp.
6.00%, due 8/1/25 (b)	12,300,000	12,877,854
Vail Resorts, Inc.
6.25%, due 5/15/25 (b)	10,095,000	10,722,404
		305,335,017
Environmental Control 0.2%
Madison IAQ LLC (b)
4.125%, due 6/30/28	8,250,000	8,262,128
5.875%, due 6/30/29	9,700,000	9,803,790
		18,065,918
Food 2.1%
B&G Foods, Inc.
5.25%, due 4/1/25	24,375,000	24,925,631
Kraft Heinz Foods Co.
3.875%, due 5/15/27	17,155,000	18,999,533
4.25%, due 3/1/31	9,500,000	10,962,744
6.50%, due 2/9/40	24,794,000	35,412,132
6.875%, due 1/26/39	34,650,000	50,873,538
7.125%, due 8/1/39 (b)	8,225,000	12,259,698
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (b)	12,310,000	13,633,325
Land O' Lakes, Inc.
6.00%, due 11/15/22 (b)	21,000,000	22,128,750
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (b)	18,586,000	21,378,918
Nathan's Famous, Inc.
6.625%, due 11/1/25 (b)	4,000,000	4,090,000
Post Holdings, Inc.
4.625%, due 4/15/30 (b)	5,000,000	5,093,750
Simmons Foods, Inc.
4.625%, due 3/1/29 (b)	17,350,000	17,516,560
TreeHouse Foods, Inc.
4.00%, due 9/1/28	13,600,000	13,617,000
		250,891,579

	Principal Amount	Value
Corporate Bonds
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (b)	$ 26,315,000	$ 27,766,272
Forest Products & Paper 0.9%
Mercer International, Inc.
5.125%, due 2/1/29	35,710,000	36,379,563
5.50%, due 1/15/26	2,585,000	2,641,792
Schweitzer-Mauduit International, Inc.
6.875%, due 10/1/26 (b)	12,500,000	13,257,750
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	45,070,000	56,055,812
		108,334,917
Gas 0.7%
AmeriGas Partners LP
5.625%, due 5/20/24	20,106,000	21,940,672
5.75%, due 5/20/27	13,560,000	15,288,900
5.875%, due 8/20/26	25,075,000	28,084,000
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (b)	19,230,000	19,566,525
		84,880,097
Hand & Machine Tools 0.1%
Werner FinCo. LP
8.75%, due 7/15/25 (b)	13,030,000	13,551,200
Healthcare-Products 0.9%
Hologic, Inc. (b)
3.25%, due 2/15/29	29,000,000	29,290,580
4.625%, due 2/1/28	10,205,000	10,766,275
Teleflex, Inc.
4.25%, due 6/1/28 (b)	38,005,000	39,620,213
4.625%, due 11/15/27	5,000,000	5,273,550
Varex Imaging Corp.
7.875%, due 10/15/27 (b)	18,002,000	20,076,608
		105,027,226
Healthcare-Services 4.7%
Acadia Healthcare Co., Inc. (b)
5.00%, due 4/15/29	7,000,000	7,332,500
5.50%, due 7/1/28	8,950,000	9,542,938
Catalent Pharma Solutions, Inc. (b)
3.125%, due 2/15/29	27,560,000	27,008,800
5.00%, due 7/15/27	15,395,000	16,107,019
Centene Corp.
3.00%, due 10/15/30	11,700,000	12,157,938
4.625%, due 12/15/29	15,070,000	16,515,966
5.375%, due 6/1/26 (b)	3,045,000	3,171,977

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Centene Corp.
5.375%, due 8/15/26 (b)	$ 4,255,000	$ 4,430,732
Charles River Laboratories International, Inc.
4.00%, due 3/15/31 (b)	5,000,000	5,260,500
DaVita, Inc. (b)
3.75%, due 2/15/31	7,500,000	7,273,275
4.625%, due 6/1/30	10,780,000	11,143,825
Encompass Health Corp.
4.50%, due 2/1/28	23,185,000	24,054,437
4.625%, due 4/1/31	5,000,000	5,438,250
4.75%, due 2/1/30	20,790,000	22,193,325
HCA, Inc.
3.50%, due 9/1/30	20,920,000	22,718,074
5.25%, due 4/15/25	10,000,000	11,474,966
5.375%, due 2/1/25	26,525,000	30,063,435
5.375%, due 9/1/26	4,170,000	4,847,625
5.625%, due 9/1/28	11,000,000	13,227,500
5.875%, due 5/1/23	7,240,000	7,837,300
5.875%, due 2/15/26	25,000,000	29,062,500
5.875%, due 2/1/29	4,565,000	5,580,713
7.50%, due 12/15/23	2,500,000	2,850,000
7.50%, due 11/6/33	44,975,000	63,583,406
7.58%, due 9/15/25	11,020,000	13,334,200
7.69%, due 6/15/25	31,650,000	38,454,750
8.36%, due 4/15/24	4,524,000	5,315,700
IQVIA, Inc. (b)
5.00%, due 10/15/26	30,113,000	30,941,107
5.00%, due 5/15/27	5,000,000	5,212,500
Legacy LifePoint Health LLC
6.75%, due 4/15/25 (b)	9,190,000	9,711,073
LifePoint Health, Inc.
5.375%, due 1/15/29 (b)	17,378,000	17,291,110
ModivCare, Inc.
5.875%, due 11/15/25 (b)	6,000,000	6,367,500
Molina Healthcare, Inc.
3.875%, due 11/15/30 (b)	13,500,000	14,293,125
4.375%, due 6/15/28 (b)	6,000,000	6,277,500
5.375%, due 11/15/22 (g)	8,180,000	8,523,560
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (b)	35,490,000	37,713,448
Select Medical Corp.
6.25%, due 8/15/26 (b)	9,950,000	10,519,339
		566,831,913

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.3%
Stena International SA (b)
5.75%, due 3/1/24	$ 5,000,000	$ 5,168,025
6.125%, due 2/1/25	34,995,000	36,307,313
		41,475,338
Home Builders 2.2%
Adams Homes, Inc.
7.50%, due 2/15/25 (b)	21,730,000	22,762,175
Ashton Woods USA LLC (b)
6.625%, due 1/15/28	6,000,000	6,405,000
6.75%, due 8/1/25	5,496,000	5,681,490
9.875%, due 4/1/27	10,540,000	11,725,750
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (b)	17,360,000	18,333,028
Century Communities, Inc.
5.875%, due 7/15/25	4,630,000	4,758,251
6.75%, due 6/1/27	26,205,000	27,829,448
Installed Building Products, Inc.
5.75%, due 2/1/28 (b)	17,080,000	17,848,600
M/I Homes, Inc.
4.95%, due 2/1/28	7,500,000	7,860,000
5.625%, due 8/1/25	6,000,000	6,165,000
Meritage Homes Corp.
3.875%, due 4/15/29 (b)	21,415,000	22,560,274
5.125%, due 6/6/27	8,515,000	9,570,860
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (b)	16,550,000	17,543,000
Shea Homes LP (b)
4.75%, due 2/15/28	26,925,000	27,598,125
4.75%, due 4/1/29	9,875,000	10,122,863
STL Holding Co. LLC
7.50%, due 2/15/26 (b)	12,000,000	12,630,000
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (b)	14,000,000	14,420,000
Winnebago Industries, Inc.
6.25%, due 7/15/28 (b)	15,795,000	16,979,625
		260,793,489
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	9,350,000	9,642,188
Spectrum Brands, Inc.
5.75%, due 7/15/25	11,687,000	12,003,133
		21,645,321
Housewares 0.2%
Newell Brands, Inc.
4.875%, due 6/1/25	5,035,000	5,576,262

	Principal Amount	Value
Corporate Bonds
Housewares
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31 (b)	$ 13,565,000	$ 13,631,740
		19,208,002
Insurance 0.9%
American Equity Investment Life Holding Co.
5.00%, due 6/15/27	8,000,000	9,139,817
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	6,881,857
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (b)	15,725,000	18,106,138
MGIC Investment Corp.
5.25%, due 8/15/28	20,175,000	21,447,552
NMI Holdings, Inc.
7.375%, due 6/1/25 (b)	16,000,000	18,240,000
Radian Group, Inc.
4.875%, due 3/15/27	5,000,000	5,438,800
USI, Inc.
6.875%, due 5/1/25 (b)	25,170,000	25,641,938
		104,896,102
Internet 2.2%
Cars.com, Inc.
6.375%, due 11/1/28 (b)	17,470,000	18,609,393
Netflix, Inc.
3.625%, due 6/15/25 (b)	10,000,000	10,737,000
4.875%, due 4/15/28	10,131,000	11,838,985
4.875%, due 6/15/30 (b)	11,000,000	13,252,470
5.375%, due 11/15/29 (b)	9,430,000	11,634,263
5.50%, due 2/15/22	22,265,000	22,849,456
5.75%, due 3/1/24	24,961,000	27,794,074
5.875%, due 2/15/25	7,411,000	8,533,174
5.875%, due 11/15/28	32,450,000	40,319,125
Uber Technologies, Inc. (b)
6.25%, due 1/15/28	4,125,000	4,450,875
7.50%, due 5/15/25	12,075,000	12,931,721
7.50%, due 9/15/27	23,710,000	25,907,917
VeriSign, Inc.
4.75%, due 7/15/27	19,419,000	20,619,728
5.25%, due 4/1/25	26,661,000	30,329,554
		259,807,735
Investment Companies 1.3%
ARES Capital Corp.
4.20%, due 6/10/24	5,000,000	5,388,463
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (b)	34,750,000	36,048,086
FS Energy and Power Fund
7.50%, due 8/15/23 (b)	82,632,000	85,707,125

	Principal Amount	Value
Corporate Bonds
Investment Companies
Icahn Enterprises LP
5.25%, due 5/15/27	$ 13,705,000	$ 14,407,381
6.25%, due 5/15/26	12,770,000	13,418,716
		154,969,771
Iron & Steel 1.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	24,648,243
Big River Steel LLC
6.625%, due 1/31/29 (b)	37,000,000	40,653,750
Mineral Resources Ltd.
8.125%, due 5/1/27 (b)	47,945,000	52,460,460
		117,762,453
Leisure Time 2.5%
Carlson Travel, Inc. (b)
6.75%, due 12/15/25 (f)(h)	52,916,000	48,153,560
10.50%, due 3/31/25 (g)	37,071,219	38,646,746
11.50% (9.50% Cash and 2.00% PIK), due 12/15/26 (a)(f)(h)(i)	32,358,545	15,208,516
Carnival Corp. (b)
4.00%, due 8/1/28	33,500,000	33,361,980
5.75%, due 3/1/27	61,000,000	61,991,250
7.625%, due 3/1/26	8,500,000	8,978,125
9.875%, due 8/1/27	31,843,000	36,458,643
10.50%, due 2/1/26	28,445,000	32,568,956
11.50%, due 4/1/23	4,251,000	4,793,002
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (b)	22,770,000	23,218,569
		303,379,347
Lodging 1.7%
Boyd Gaming Corp.
4.75%, due 12/1/27	25,635,000	26,564,269
4.75%, due 6/15/31 (b)	27,500,000	28,451,632
8.625%, due 6/1/25 (b)	8,000,000	8,719,920
Hilton Domestic Operating Co., Inc.
3.75%, due 5/1/29 (b)	5,000,000	5,053,800
4.00%, due 5/1/31 (b)	22,315,000	22,839,960
4.875%, due 1/15/30	24,325,000	26,090,752
5.375%, due 5/1/25 (b)	5,000,000	5,225,550
5.75%, due 5/1/28 (b)	12,500,000	13,437,500
Hyatt Hotels Corp.
5.375%, due 4/23/25	7,715,000	8,738,137
5.75%, due 4/23/30	8,095,000	9,919,184
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	9,200,000	9,927,454
Series FF
4.625%, due 6/15/30	3,000,000	3,473,793

	Principal Amount	Value
Corporate Bonds
Lodging
Marriott International, Inc.
Series EE
5.75%, due 5/1/25	$ 28,075,000	$ 32,396,099
Marriott Ownership Resorts, Inc.
6.50%, due 9/15/26	3,668,000	3,803,936
		204,641,986
Machinery—Construction & Mining 0.1%
Terex Corp.
5.00%, due 5/15/29 (b)	8,575,000	8,885,844
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(h)(j)	9,200,000	690,000
Colfax Corp.
6.375%, due 2/15/26 (b)	13,980,000	14,748,900
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (b)	16,965,000	18,194,963
TK Elevator US Newco, Inc.
5.25%, due 7/15/27 (b)	16,425,000	17,345,621
Vertical Holdco GmbH
7.625%, due 7/15/28 (b)	10,515,000	11,379,333
		62,358,817
Media 6.1%
Block Communications, Inc.
4.875%, due 3/1/28 (b)	15,000,000	15,187,500
Cable One, Inc.
4.00%, due 11/15/30 (b)	35,800,000	35,979,000
CCO Holdings LLC
4.25%, due 2/1/31 (b)	34,815,000	35,921,073
4.50%, due 8/15/30 (b)	42,430,000	44,551,500
4.50%, due 5/1/32	36,900,000	38,606,625
4.50%, due 6/1/33 (b)	16,100,000	16,760,100
4.75%, due 3/1/30 (b)	31,835,000	33,743,578
5.00%, due 2/1/28 (b)	21,000,000	22,018,500
5.125%, due 5/1/27 (b)	41,225,000	43,131,656
5.375%, due 6/1/29 (b)	13,495,000	14,687,958
5.50%, due 5/1/26 (b)	825,000	852,819
5.75%, due 2/15/26 (b)	15,853,000	16,392,002
CSC Holdings LLC (b)
5.75%, due 1/15/30	23,900,000	24,908,341
6.50%, due 2/1/29	7,000,000	7,720,440
Diamond Sports Group LLC (b)
5.375%, due 8/15/26	4,200,000	2,436,000
6.625%, due 8/15/27	13,930,000	5,519,762
DIRECTV Holdings LLC
5.875%, due 8/15/27 (b)	11,700,000	12,096,630

	Principal Amount	Value
Corporate Bonds
Media
DISH DBS Corp.
5.875%, due 7/15/22	$ 14,537,000	$ 15,045,795
7.75%, due 7/1/26	30,375,000	34,665,469
LCPR Senior Secured Financing DAC (b)
5.125%, due 7/15/29	11,100,000	11,349,750
6.75%, due 10/15/27	53,680,000	57,276,023
Meredith Corp.
6.50%, due 7/1/25 (b)	5,000,000	5,387,500
6.875%, due 2/1/26	69,733,000	72,522,320
News Corp.
3.875%, due 5/15/29 (b)	42,070,000	42,825,998
Quebecor Media, Inc.
5.75%, due 1/15/23	27,505,000	29,487,835
Scripps Escrow, Inc.
5.875%, due 7/15/27 (b)	5,000,000	5,175,000
Sirius XM Radio, Inc. (b)
4.00%, due 7/15/28	2,970,000	3,064,075
4.625%, due 7/15/24	5,000,000	5,118,750
5.00%, due 8/1/27	13,000,000	13,585,000
5.375%, due 7/15/26	6,000,000	6,195,120
5.50%, due 7/1/29	11,590,000	12,692,791
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (c)(d)(e)(j)	20,000,000	20,000,000
Townsquare Media, Inc.
6.875%, due 2/1/26 (b)	4,155,000	4,430,269
Videotron Ltd.
5.375%, due 6/15/24 (b)	17,850,000	19,678,020
Virgin Media Finance plc
5.00%, due 7/15/30 (b)	12,500,000	12,718,750
		741,731,949
Metal Fabricate & Hardware 0.8%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (b)	17,665,000	18,436,960
Grinding Media, Inc.
7.375%, due 12/15/23 (b)	67,820,000	68,669,785
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	13,040,000	13,264,288
		100,371,033
Mining 2.7%
Alcoa Nederland Holding BV
7.00%, due 9/30/26 (b)	20,510,000	21,407,313
Arconic Corp.
6.00%, due 5/15/25 (b)	8,695,000	9,194,963
Century Aluminum Co.
7.50%, due 4/1/28 (b)	23,145,000	24,707,287

	Principal Amount	Value
Corporate Bonds
Mining
Compass Minerals International, Inc. (b)
4.875%, due 7/15/24	$ 7,000,000	$ 7,253,750
6.75%, due 12/1/27	31,535,000	33,732,359
First Quantum Minerals Ltd. (b)
6.875%, due 10/15/27	10,000,000	10,837,500
7.25%, due 4/1/23	25,027,000	25,496,256
7.50%, due 4/1/25	5,000,000	5,182,000
Hudbay Minerals, Inc.
4.50%, due 4/1/26 (b)	6,000,000	6,105,000
IAMGOLD Corp.
5.75%, due 10/15/28 (b)	28,000,000	28,770,000
Joseph T Ryerson & Son, Inc.
8.50%, due 8/1/28 (b)	7,800,000	8,619,000
Novelis Corp. (b)
3.25%, due 11/15/26 (k)	23,000,000	23,345,000
3.875%, due 8/15/31 (k)	25,400,000	25,685,750
4.75%, due 1/30/30	28,745,000	30,607,963
5.875%, due 9/30/26	64,580,000	67,012,729
		327,956,870
Miscellaneous—Manufacturing 0.8%
Amsted Industries, Inc. (b)
4.625%, due 5/15/30	2,100,000	2,163,000
5.625%, due 7/1/27	24,395,000	25,614,750
EnPro Industries, Inc.
5.75%, due 10/15/26	21,784,000	22,873,200
FXI Holdings, Inc. (b)
7.875%, due 11/1/24	2,445,000	2,506,125
12.25%, due 11/15/26	22,892,000	26,039,650
Hillenbrand, Inc.
3.75%, due 3/1/31	5,395,000	5,489,359
5.00%, due 9/15/26 (g)	3,000,000	3,336,000
5.75%, due 6/15/25	7,850,000	8,370,062
		96,392,146
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (b)	16,952,000	17,672,460
Oil & Gas 7.3%
Apache Corp.
4.625%, due 11/15/25	6,000,000	6,450,000
4.875%, due 11/15/27	13,500,000	14,509,935
Ascent Resources Utica Holdings LLC (b)
7.00%, due 11/1/26	10,000,000	10,325,000
9.00%, due 11/1/27	11,295,000	15,474,150
California Resources Corp.
7.125%, due 2/1/26 (b)	11,000,000	11,248,270

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Callon Petroleum Co.
6.125%, due 10/1/24	$ 17,750,000	$ 16,599,800
9.00%, due 4/1/25 (b)	23,050,000	24,836,375
Centennial Resource Production LLC (b)
5.375%, due 1/15/26	12,655,000	12,184,993
6.875%, due 4/1/27	21,950,000	21,565,875
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	6,368,632
3.90%, due 11/15/24	5,815,000	6,388,202
5.05%, due 11/15/44	17,415,000	23,954,527
5.25%, due 11/15/43	6,500,000	9,034,588
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (b)	20,645,000	22,142,588
Comstock Resources, Inc.
6.75%, due 3/1/29 (b)	8,080,000	8,442,388
Continental Resources, Inc.
4.50%, due 4/15/23	4,849,000	5,042,184
5.75%, due 1/15/31 (b)	3,100,000	3,736,430
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (b)	34,695,000	34,683,898
Endeavor Energy Resources LP
6.625%, due 7/15/25 (b)	7,025,000	7,428,938
EQT Corp.
7.625%, due 2/1/25 (g)	21,899,000	25,302,105
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (b)	30,637,302	32,643,126
Gulfport Energy Operating Corp. Escrow Claim Shares (f)
6.00%, due 10/15/24	50,754,000	1,776,390
6.375%, due 5/15/25	24,354,000	852,390
6.375%, due 1/15/26	11,915,000	417,025
6.625%, due 5/1/23	17,072,000	597,520
Hilcorp Energy I LP (b)
5.75%, due 2/1/29	4,000,000	4,072,840
6.00%, due 2/1/31	4,395,000	4,586,732
Laredo Petroleum, Inc.
7.75%, due 7/31/29 (b)	12,275,000	11,877,045
Marathon Oil Corp.
4.40%, due 7/15/27	10,065,000	11,482,226
6.80%, due 3/15/32	5,000,000	6,593,009
Matador Resources Co.
5.875%, due 9/15/26	13,500,000	13,722,345
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (b)	12,465,000	11,156,175
Murphy Oil Corp.
6.875%, due 8/15/24	9,000,000	9,157,500
Occidental Petroleum Corp.
3.20%, due 8/15/26	12,000,000	11,910,000
3.40%, due 4/15/26	2,744,000	2,771,303

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Occidental Petroleum Corp.
3.50%, due 8/15/29	$ 5,000,000	$ 4,987,500
5.55%, due 3/15/26	30,505,000	33,390,468
5.875%, due 9/1/25	6,000,000	6,651,840
6.125%, due 1/1/31	10,000,000	11,813,500
6.375%, due 9/1/28	6,635,000	7,729,775
6.45%, due 9/15/36	6,850,000	8,270,519
6.625%, due 9/1/30	13,270,000	16,189,400
6.95%, due 7/1/24	13,950,000	15,554,250
7.15%, due 5/15/28	4,000,000	4,620,000
Parkland Corp. (b)
4.50%, due 10/1/29	14,985,000	15,415,144
5.875%, due 7/15/27	11,025,000	11,755,406
PBF Holding Co. LLC
6.00%, due 2/15/28	27,835,000	14,535,437
7.25%, due 6/15/25	20,450,000	12,270,000
9.25%, due 5/15/25 (b)	23,790,000	21,767,850
PDC Energy, Inc.
6.125%, due 9/15/24	22,880,000	23,280,400
Range Resources Corp.
5.875%, due 7/1/22	9,604,000	9,700,040
9.25%, due 2/1/26	36,000,000	39,060,360
Southwestern Energy Co.
6.45%, due 1/23/25 (g)	25,936,000	28,397,845
7.50%, due 4/1/26	27,545,000	29,054,741
7.75%, due 10/1/27	2,500,000	2,681,250
8.375%, due 9/15/28	3,000,000	3,345,600
Sunoco LP
6.00%, due 4/15/27	19,965,000	20,838,469
Talos Production, Inc.
12.00%, due 1/15/26	81,465,000	84,876,754
Transocean Guardian Ltd.
5.875%, due 1/15/24 (b)	8,780,350	8,319,162
Transocean Pontus Ltd.
6.125%, due 8/1/25 (b)	2,015,500	1,990,306
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (b)	11,750,000	11,456,250
Transocean Sentry Ltd.
5.375%, due 5/15/23 (b)	11,487,151	10,826,640
Viper Energy Partners LP
5.375%, due 11/1/27 (b)	14,350,000	15,034,495
		883,147,905
Oil & Gas Services 0.6%
Bristow Group, Inc.
6.875%, due 3/1/28 (b)	21,350,000	21,920,045
Nine Energy Service, Inc.
8.75%, due 11/1/23 (b)	25,850,000	15,251,500

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services
TechnipFMC plc
6.50%, due 2/1/26 (b)	$ 28,615,000	$ 30,666,079
		67,837,624
Packaging & Containers 0.5%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(b)	19,985,000	21,082,176
Cascades USA, Inc. (b)
5.125%, due 1/15/26	11,306,000	11,956,095
5.375%, due 1/15/28	22,385,000	23,560,212
Graphic Packaging International LLC
3.50%, due 3/1/29 (b)	5,000,000	4,967,868
		61,566,351
Pharmaceuticals 2.4%
Bausch Health Americas, Inc. (b)
8.50%, due 1/31/27	11,915,000	12,881,962
9.25%, due 4/1/26	14,000,000	15,155,000
Bausch Health Cos., Inc. (b)
5.00%, due 1/30/28	10,315,000	9,837,931
5.25%, due 1/30/30	2,390,000	2,249,372
5.25%, due 2/15/31	2,140,000	2,006,250
6.125%, due 4/15/25	17,446,000	17,805,824
6.25%, due 2/15/29	9,000,000	8,954,460
7.00%, due 1/15/28	7,000,000	7,350,000
7.25%, due 5/30/29	5,000,000	5,175,000
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28 (b)	8,000,000	8,173,680
Endo DAC
9.50%, due 7/31/27 (b)	6,255,000	6,275,016
Jazz Securities DAC
4.375%, due 1/15/29 (b)	35,190,000	36,677,833
Organon & Co. (b)
4.125%, due 4/30/28	31,900,000	32,710,579
5.125%, due 4/30/31	25,000,000	25,750,000
Owens & Minor, Inc.
4.50%, due 3/31/29 (b)	13,570,000	13,909,250
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (b)	26,701,000	27,235,020
Prestige Brands, Inc. (b)
3.75%, due 4/1/31	15,915,000	15,735,956
5.125%, due 1/15/28	24,750,000	26,142,188
Vizient, Inc.
6.25%, due 5/15/27 (b)	14,300,000	14,961,375
		288,986,696
Pipelines 5.3%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	2,965,886

	Principal Amount	Value
Corporate Bonds
Pipelines
ANR Pipeline Co.
9.625%, due 11/1/21	$ 10,349,000	$ 10,584,624
Antero Midstream Partners LP (b)
5.375%, due 6/15/29	7,300,000	7,496,662
5.75%, due 1/15/28	8,000,000	8,360,000
Cheniere Energy Partners LP
4.00%, due 3/1/31 (b)	25,000,000	26,445,000
5.625%, due 10/1/26	15,530,000	16,036,433
CNX Midstream Partners LP
6.50%, due 3/15/26 (b)	22,036,000	22,779,715
DT Midstream, Inc. (b)
4.125%, due 6/15/29	5,000,000	5,128,000
4.375%, due 6/15/31	11,195,000	11,614,812
Enable Midstream Partners LP
3.90%, due 5/15/24 (g)	3,000,000	3,203,714
4.40%, due 3/15/27	15,475,000	17,241,841
4.95%, due 5/15/28	16,610,000	19,191,779
EQM Midstream Partners LP (b)
4.50%, due 1/15/29	7,705,000	7,797,691
4.75%, due 1/15/31	11,005,000	11,197,588
6.00%, due 7/1/25	12,250,000	13,341,230
6.50%, due 7/1/27	8,900,000	9,990,250
Genesis Energy LP
6.25%, due 5/15/26	8,635,000	8,505,475
7.75%, due 2/1/28	12,390,000	12,516,378
8.00%, due 1/15/27	12,000,000	12,372,600
Harvest Midstream I LP
7.50%, due 9/1/28 (b)	22,840,000	24,422,355
Hess Midstream Operations LP
5.625%, due 2/15/26 (b)	1,000,000	1,040,000
Holly Energy Partners LP
5.00%, due 2/1/28 (b)	9,870,000	10,005,713
ITT Holdings LLC
6.50%, due 8/1/29 (b)	8,800,000	8,777,340
MPLX LP
4.875%, due 12/1/24	12,000,000	13,407,964
New Fortress Energy, Inc.
6.50%, due 9/30/26 (b)	12,705,000	12,834,845
NGL Energy Operating LLC
7.50%, due 2/1/26 (b)	11,760,000	12,083,400
NGPL PipeCo LLC (b)
4.875%, due 8/15/27	16,630,000	19,191,343
7.768%, due 12/15/37	10,630,000	15,525,571
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	3,270,000
6.00%, due 6/1/26	15,000,000	16,200,000
Oasis Midstream Partners LP
8.00%, due 4/1/29 (b)	8,600,000	8,944,000

	Principal Amount	Value
Corporate Bonds
Pipelines
PBF Logistics LP
6.875%, due 5/15/23	$ 6,050,000	$ 5,860,938
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (l)(m)	44,328,000	39,618,150
Rockies Express Pipeline LLC (b)
3.60%, due 5/15/25	7,000,000	7,147,350
4.80%, due 5/15/30	15,220,000	15,484,067
Ruby Pipeline LLC
8.00%, due 4/1/22 (b)(g)	54,771,242	51,909,139
Tallgrass Energy Partners LP (b)
5.50%, due 9/15/24	15,667,000	15,865,344
6.00%, due 3/1/27	19,000,000	19,617,500
7.50%, due 10/1/25	8,500,000	9,222,500
Targa Resources Partners LP
5.00%, due 1/15/28	6,320,000	6,645,606
5.875%, due 4/15/26	7,590,000	7,941,038
6.50%, due 7/15/27	10,116,000	10,988,505
TransMontaigne Partners LP
6.125%, due 2/15/26	22,140,000	22,527,450
Western Midstream Operating LP
3.95%, due 6/1/25	3,715,000	3,831,094
4.35%, due 2/1/25 (g)	33,100,000	34,672,250
4.65%, due 7/1/26	5,000,000	5,359,750
4.75%, due 8/15/28	12,000,000	13,019,040
6.50%, due 2/1/50 (g)	3,000,000	3,528,750
		645,710,680
Real Estate 0.7%
Howard Hughes Corp. (The) (b)
4.125%, due 2/1/29	10,000,000	9,908,500
4.375%, due 2/1/31	10,155,000	10,128,800
Newmark Group, Inc.
6.125%, due 11/15/23	43,914,000	47,598,824
Realogy Group LLC
9.375%, due 4/1/27 (b)	18,500,000	20,465,625
		88,101,749
Real Estate Investment Trusts 3.1%
CTR Partnership LP
3.875%, due 6/30/28 (b)	12,425,000	12,745,192
GLP Capital LP
5.25%, due 6/1/25	10,000,000	11,293,000
5.30%, due 1/15/29	14,080,000	16,591,606
5.375%, due 11/1/23	6,000,000	6,546,300
5.375%, due 4/15/26	5,620,000	6,504,476
5.75%, due 6/1/28	7,700,000	9,250,318

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	$ 10,650,000	$ 11,326,545
MGM Growth Properties Operating Partnership LP
3.875%, due 2/15/29 (b)	43,460,000	44,498,259
4.625%, due 6/15/25 (b)	21,650,000	23,003,125
5.625%, due 5/1/24	63,960,000	69,225,827
5.75%, due 2/1/27	26,800,000	29,949,000
MPT Operating Partnership LP
3.50%, due 3/15/31	5,000,000	5,129,900
4.625%, due 8/1/29	6,140,000	6,609,710
5.00%, due 10/15/27	23,425,000	24,796,300
5.25%, due 8/1/26	5,500,000	5,638,105
RHP Hotel Properties LP
4.50%, due 2/15/29 (b)	10,000,000	10,100,000
4.75%, due 10/15/27	28,050,000	29,013,605
SBA Communications Corp.
3.125%, due 2/1/29 (b)	18,000,000	17,677,755
3.875%, due 2/15/27	10,000,000	10,312,500
VICI Properties LP (b)
3.75%, due 2/15/27	12,987,000	13,360,376
4.125%, due 8/15/30	7,080,000	7,446,319
XHR LP
4.875%, due 6/1/29 (b)	5,885,000	6,014,117
		377,032,335
Retail 3.5%
1011778 B.C. Unlimited Liability Co. (b)
3.50%, due 2/15/29	10,655,000	10,596,504
3.875%, due 1/15/28	18,435,000	18,592,619
4.00%, due 10/15/30	47,877,000	47,749,647
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	23,975,716
4.75%, due 3/1/30	15,525,000	16,437,094
CEC Entertainment LLC
6.75%, due 5/1/26 (b)	12,950,000	12,952,590
Dave & Buster's, Inc.
7.625%, due 11/1/25 (b)	5,275,000	5,582,896
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (b)	10,000,000	10,266,500
Ken Garff Automotive LLC
4.875%, due 9/15/28 (b)	24,000,000	24,630,000
KFC Holding Co.
4.75%, due 6/1/27 (b)	12,287,000	12,839,915
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (b)	28,865,000	29,538,420
Lithia Motors, Inc. (b)
3.875%, due 6/1/29	10,000,000	10,530,200

	Principal Amount	Value
Corporate Bonds
Retail
Lithia Motors, Inc. (b)
4.375%, due 1/15/31	$ 5,000,000	$ 5,453,000
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,950,000
5.625%, due 5/1/27	10,417,000	10,976,914
NMG Holding Co., Inc.
7.125%, due 4/1/26 (b)	59,985,000	64,032,788
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (c)(d)(e)(f)	28,880,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	34,370,000	35,057,400
4.625%, due 1/31/32	36,000,000	38,655,000
4.75%, due 1/15/30 (b)	31,735,000	34,749,825
7.75%, due 4/1/25 (b)	4,500,000	4,865,625
		425,432,653
Software 4.2%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (b)	7,500,000	7,846,875
Ascend Learning LLC
6.875%, due 8/1/25 (b)	27,000,000	27,506,250
BY Crown Parent LLC (b)
4.25%, due 1/31/26	13,200,000	13,860,000
7.375%, due 10/15/24	30,140,000	30,667,450
Camelot Finance SA
4.50%, due 11/1/26 (b)	15,990,000	16,669,575
CDK Global, Inc.
4.875%, due 6/1/27	8,570,000	9,026,695
5.25%, due 5/15/29 (b)	5,000,000	5,437,500
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (b)	13,500,000	13,651,875
Clarivate Science Holdings Corp. (b)
3.875%, due 6/30/28	18,535,000	18,688,006
4.875%, due 6/30/29	27,900,000	28,099,206
Fair Isaac Corp.
5.25%, due 5/15/26 (b)	12,250,000	13,934,375
MSCI, Inc. (b)
3.625%, due 9/1/30	32,125,000	33,771,406
3.625%, due 11/1/31	30,375,000	32,109,413
3.875%, due 2/15/31	44,255,000	47,020,938
4.00%, due 11/15/29	34,330,000	36,604,363
5.375%, due 5/15/27	23,085,000	24,498,956
Open Text Corp. (b)
3.875%, due 2/15/28	17,385,000	17,950,013
5.875%, due 6/1/26	30,090,000	31,070,934
Open Text Holdings, Inc.
4.125%, due 2/15/30 (b)	26,672,000	27,538,840

	Principal Amount	Value
Corporate Bonds
Software
PTC, Inc. (b)
3.625%, due 2/15/25	$ 11,000,000	$ 11,302,500
4.00%, due 2/15/28	23,759,000	24,560,866
SS&C Technologies, Inc.
5.50%, due 9/30/27 (b)	22,995,000	24,336,758
Veritas US, Inc.
7.50%, due 9/1/25 (b)	10,000,000	10,350,000
		506,502,794
Telecommunications 4.9%
Altice France SA
7.375%, due 5/1/26 (b)	12,573,000	13,075,920
CommScope Technologies LLC
6.00%, due 6/15/25 (b)	3,000,000	3,045,000
CommScope, Inc. (b)
7.125%, due 7/1/28	7,250,000	7,820,938
8.25%, due 3/1/27	27,815,000	29,449,131
Connect Finco SARL
6.75%, due 10/1/26 (b)	54,590,000	57,387,738
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	18,000,000	20,115,000
6.625%, due 8/1/26	19,275,000	21,660,281
Level 3 Financing, Inc.
3.75%, due 7/15/29 (b)	2,000,000	1,960,000
5.375%, due 5/1/25	31,477,000	32,163,199
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	28,940,000	29,694,900
QualityTech LP
3.875%, due 10/1/28 (b)	19,000,000	20,352,230
Sprint Capital Corp.
6.875%, due 11/15/28	104,520,000	134,842,297
Sprint Corp.
7.25%, due 9/15/21	4,185,000	4,212,203
7.875%, due 9/15/23	46,900,000	53,062,660
Switch Ltd.
3.75%, due 9/15/28 (b)	18,195,000	18,613,030
T-Mobile US, Inc.
2.625%, due 2/15/29	9,690,000	9,691,986
2.875%, due 2/15/31	34,390,000	34,581,552
4.00%, due 4/15/22	3,000,000	3,051,570
4.50%, due 2/1/26	4,000,000	4,093,000
4.50%, due 4/15/50	15,000,000	18,349,650
4.75%, due 2/1/28	31,435,000	33,416,977
5.375%, due 4/15/27	33,000,000	34,938,750
Vmed O2 UK Financing I plc
4.75%, due 7/15/31 (b)	8,130,000	8,302,437
		593,880,449

	Principal Amount	Value
Corporate Bonds
Toys, Games & Hobbies 0.3%
Mattel, Inc. (b)
3.375%, due 4/1/26	$ 6,600,000	$ 6,865,320
3.75%, due 4/1/29	10,000,000	10,567,900
5.875%, due 12/15/27	19,775,000	21,678,344
		39,111,564
Transportation 0.5%
Seaspan Corp.
5.50%, due 8/1/29 (b)	10,500,000	10,470,705
Teekay Corp.
9.25%, due 11/15/22 (b)	6,000,000	6,202,500
Watco Cos. LLC
6.50%, due 6/15/27 (b)	42,800,000	45,760,048
		62,433,253
Total Corporate Bonds (Cost $10,147,228,850)		10,758,472,474
Loan Assignments 2.9%
Automobile 0.2%
Dealer Tire LLC
Term Loan B1 4.342%-4.355%
(1 Month LIBOR + 4.25%), due 1/1/38 (n)	17,222,613	17,183,139
Beverage, Food & Tobacco 0.1%
United Natural Foods, Inc.
Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 10/22/25 (n)	16,027,634	15,967,531
Containers, Packaging & Glass 0.0% ‡
Neenah Foundry Co.
Term Loan
10.00% (2 Month LIBOR + 9.00%), due 12/13/22 (n)	3,983,586	3,585,227
Electronics 0.1%
Camelot U.S. Acquisition 1 Co. (n)
Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 10/30/26	4,894,603	4,848,716
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	4,975,000	4,947,016
		9,795,732
Finance 0.2%
BY Crown Parent LLC
Initial Term Loan B1
4.00% (1 Month LIBOR + 3.00%), due 2/2/26 (n)	14,768,904	14,682,757

	Principal Amount	Value
Loan Assignments
Finance
Jefferies Finance LLC
Closing Date Term Loan
5.25% (3 Month LIBOR + 2.00%), due 6/3/26 (n)	$ 9,800,101	$ 9,748,650
		24,431,407
Healthcare, Education & Childcare 0.5%
AHP Health Partners, Inc.
Term Loan B1
4.75% (1 Month LIBOR + 3.75%), due 6/30/25 (n)	10,000,000	10,008,750
Ascend Learning LLC
Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 7/12/24 (n)	5,865,430	5,852,861
Bausch Health Cos., Inc.
First Incremental Term Loan
2.854% (1 Month LIBOR + 2.75%), due 11/27/25 (n)	10,074,417	9,973,672
LifePoint Health, Inc.
First Lien Term Loan B
3.842% (1 Month LIBOR + 3.75%), due 11/16/25 (n)	20,153,924	19,974,776
Organon & Co.
Dollar Term Loan
3.50% (6 Month LIBOR + 3.00%), due 6/2/28 (n)	11,000,000	10,967,341
		56,777,400
Insurance 0.1%
USI, Inc.
2017 New Term Loan
3.147% (3 Month LIBOR + 3.00%), due 5/16/24 (n)	14,446,165	14,277,622
Leisure, Amusement, Motion Pictures & Entertainment 0.0% ‡
NASCAR Holdings LLC
Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 10/19/26 (n)	4,646,277	4,606,203
Manufacturing 0.1%
Adient US LLC
Term Loan B1
3.592% (1 Month LIBOR + 3.50%), due 4/10/28 (n)	16,000,000	15,976,672
Media 0.2%
DirectV Financing LLC
Term Loan
TBD, due 8/2/27	17,000,000	16,961,750
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (n)	9,011,000	9,855,781

	Principal Amount	Value
Loan Assignments
Oil & Gas
PetroQuest Energy LLC (c)(d)(e)
Term Loan
8.50% (8.50% PIK), (1 Month LIBOR + 7.50%), due 11/8/23 (n)	$ 18,705,310	$ 14,964,248
2020 Term Loan
8.50% (8.50% PIK), due 9/19/26	1,932,999	1,932,999
		26,753,028
Personal & Nondurable Consumer Products 0.7%
Great Outdoors Group LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 3/6/28 (n)	79,600,000	79,600,000
Services: Business 0.1%
Icon plc (n)
Lux Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/1/28	8,005,440	7,985,426
U.S. Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/1/28	1,994,560	1,989,574
		9,975,000
Utilities 0.4%
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (n)	53,460,000	52,034,382
Total Loan Assignments (Cost $350,174,382)		347,925,093
Total Long-Term Bonds (Cost $10,602,775,554)		11,220,293,942

	Shares
Common Stocks 1.8%
Commercial Services & Supplies 0.1%
ATD New Holdings, Inc. (c)(d)(o)	142,545	8,410,155
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (c)(d)(e)(o)	38,880	389
Electrical Equipment 0.3%
Energy Technologies, Inc. (c)(d)(e)(o)	16,724	33,029,900
Hotels, Restaurants & Leisure 0.0% ‡
Carlson Travel, Inc. (c)(e)(j)(o)	25,452	—

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.3%
GenOn Energy, Inc. (c)(j)	386,241	$ 40,555,305
Metals & Mining 0.1%
Franco-Nevada Corp.	55,000	8,795,050
Neenah Enterprises, Inc. (c)(d)(e)(j)(o)	720,961	7,584,510
		16,379,560
Oil, Gas & Consumable Fuels 1.0%
California Resources Corp. (o)	185,301	5,208,811
Gulfport Energy Operating Corp. (d)(o)	1,150,446	78,575,462
PetroQuest Energy, Inc. (c)(d)(e)(o)	28,470,874	—
Talos Energy, Inc. (o)	2,074,193	23,936,187
Titan Energy LLC (c)(d)(e)(o)	91,174	—
Whiting Petroleum Corp. (o)	297,340	13,945,246
		121,665,706
Software 0.0% ‡
ASG warrant Corp. (c)(d)(e)(o)	12,502	—
Total Common Stocks (Cost $258,369,019)		220,041,015
Preferred Stocks 0.4%
Electrical Equipment 0.2%
Energy Technologies Ltd. (c)(d)(e)(o)	37,258	29,992,690
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Operating Corp. 10.00% (d)(o)	3,905	18,499,937
Total Preferred Stocks (Cost $53,376,160)		48,492,627
Exchange-Traded Funds 0.6%
iShares Gold Trust (o)	929,500	32,123,520
iShares iBoxx High Yield Corporate Bond ETF	65,000	5,709,600
SPDR Gold Shares (o)	150,336	25,530,059
Vanguard Value ETF	36,762	5,104,404
Total Exchange-Traded Funds (Cost $53,843,151)		68,467,583

	Number of Warrants	Value
Warrant 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (o)	36,093	$ 195,985
Total Warrant (Cost $14,437)		195,985
Total Investments (Cost $10,968,378,321)	95.6%	11,557,491,152
Other Assets, Less Liabilities	4.4	534,639,308
Net Assets	100.0%	$ 12,092,130,460

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2021, the total market value was $169,925,596, which represented 1.4% of the Fund’s net assets.
(d)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $235,232,676, which represented 1.9% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Issue in non-accrual status.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(h)	Issue in default.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(j)	Restricted security.
(k)	Delayed delivery security.
(l)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.
(m)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(o)	Non-income producing security.

Abbreviation(s):
ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 113,896,375	$ —	$ 113,896,375
Corporate Bonds	—	10,725,017,074	33,455,400	10,758,472,474
Loan Assignments	—	331,027,846	16,897,247	347,925,093
Total Long-Term Bonds	—	11,169,941,295	50,352,647	11,220,293,942
Common Stocks	130,460,756	48,965,460	40,614,799	220,041,015
Preferred Stocks	—	18,499,937	29,992,690	48,492,627
Exchange-Traded Funds	68,467,583	—	—	68,467,583
Warrant	195,985	—	—	195,985
Total Investments in Securities	$ 199,124,324	$ 11,237,406,692	$ 120,960,136	$ 11,557,491,152

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2021
Long-Term Bonds
Corporate Bonds	$32,017,390	$166,852	$(37,348,307)	$38,619,465	$—	$—	$—	$—	$33,455,400	$38,619,465
Loan Assignments	21,944,560	—	—	(586,520)	1,300,327	—	1,812,750	(7,573,870)	16,897,247	(586,520)
Common Stocks	80,034,187	—	2,091,567	22,278,589	110,502	(2,105,138)	3,651	(61,798,559)	40,614,799	22,278,589
Preferred Stock	33,565,732	—	—	(3,573,042)	—	—	—	—	29,992,690	(3,573,042)
Total	$167,561,869	$166,852	$(35,256,740)	$56,738,492	$1,410,829	$(2,105,138)	$1,816,401	$(69,372,429)	$120,960,136	$56,738,492
As of July 31, 2021, a Common Stock with a market value of $3,651 transferred from Level 2 to Level 3 as the fair value for this Common Stock utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Common Stock utilized significant other observable inputs.
As of July 31, 2021, a Loan Assignment with a market value of $1,812,750 transferred from Level 2 to Level 3 as the fair value for this Loan Assignment utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.
As of July 31, 2021, a Common Stock with a market value of $61,798,559 transferred from Level 3 to Level 2 as the fair value for this Common Stock utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Common Stock utilized significant other observable inputs.
As of July 31, 2021, a Loan Assignment with a market value of $7,573,870 transferred from Level 3 to Level 2 as the fair value for this Loan Assignment utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.

MainStay MacKay International Equity Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 96.1%
Brazil 0.8%
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	220,997	$ 3,394,568
Canada 1.6%
Constellation Software, Inc. (Software)	4,398	7,044,802
China 4.1%
Tencent Holdings Ltd. (Interactive Media & Services)	283,658	17,484,180
Denmark 4.3%
Chr Hansen Holding A/S (Chemicals)	76,640	6,892,834
Novo Nordisk A/S, Class B (Pharmaceuticals)	122,774	11,355,273
		18,248,107
France 12.2%
BioMerieux (Health Care Equipment & Supplies)	86,161	10,277,063
Dassault Systemes SE (Software)	74,267	4,098,376
Edenred (IT Services)	163,119	9,477,626
Sartorius Stedim Biotech (Life Sciences Tools & Services)	25,801	14,730,878
Teleperformance (Professional Services)	32,113	13,546,243
		52,130,186
Germany 10.5%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	21,460	4,780,811
Deutsche Boerse AG (Capital Markets)	65,264	10,896,783
SAP SE (Software)	82,166	11,778,204
Scout24 AG (Interactive Media & Services) (a)	117,834	10,094,954
Symrise AG (Chemicals)	25,963	3,828,267
Zalando SE (Internet & Direct Marketing Retail) (a)(b)	31,982	3,557,128
		44,936,147
India 4.5%
HDFC Bank Ltd. (Banks)	620,865	11,901,268
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	222,564	7,301,110
		19,202,378
Ireland 2.1%
ICON plc (Life Sciences Tools & Services) (b)	36,882	8,972,284
Israel 1.1%
NICE Ltd., Sponsored ADR (Software) (b)	16,959	4,725,625
Italy 1.1%
Reply SpA (IT Services)	27,319	4,883,760
Japan 10.2%
CyberAgent, Inc. (Media)	653,600	11,701,111
JMDC, Inc. (Health Care Technology) (b)	39,400	2,011,212

	Shares	Value
Common Stocks
Japan
Menicon Co. Ltd. (Health Care Equipment & Supplies)	59,800	$ 4,355,335
Relo Group, Inc. (Real Estate Management & Development)	441,900	9,695,577
SMS Co. Ltd. (Professional Services)	239,600	6,694,080
TechnoPro Holdings, Inc. (Professional Services)	358,800	8,915,626
		43,372,941
Mexico 1.4%
Regional SAB de CV (Banks)	960,080	5,918,313
Netherlands 6.3%
Koninklijke DSM NV (Chemicals)	56,948	11,480,898
Koninklijke Philips NV (Health Care Equipment & Supplies)	330,894	15,265,220
		26,746,118
Spain 2.7%
Industria de Diseno Textil SA (Specialty Retail)	340,640	11,552,767
Sweden 2.2%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	273,273	4,523,651
MIPS AB (Leisure Products)	44,473	4,696,106
		9,219,757
Switzerland 4.7%
Belimo Holding AG (Registered) (Building Products)	11,805	6,098,957
Lonza Group AG (Registered) (Life Sciences Tools & Services)	17,886	13,924,167
		20,023,124
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	106,728	12,448,754
United Kingdom 16.2%
Diageo plc (Beverages)	245,298	12,174,127
Experian plc (Professional Services)	299,234	13,176,829
HomeServe plc (Commercial Services & Supplies)	523,546	6,804,266
Linde plc (Chemicals)	35,953	11,051,593
Prudential plc (Insurance)	711,136	13,408,718
St James's Place plc (Capital Markets)	572,555	12,630,163
		69,245,696
United States 7.2%
Accenture plc, Class A (IT Services)	12,934	4,108,873
Globant SA (IT Services) (b)	17,070	4,082,462
STERIS plc (Health Care Equipment & Supplies)	45,637	9,946,584
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	86,264	12,721,352
		30,859,271
Total Common Stocks (Cost $312,606,703)		410,408,778

	Shares	Value
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	1,306,675	$ 1,306,675
Total Short-Term Investment (Cost $1,306,675)		1,306,675
Total Investments (Cost $313,913,378)	96.4%	411,715,453
Other Assets, Less Liabilities	3.6	15,204,784
Net Assets	100.0%	$ 426,920,237

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of July 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 410,408,778	$ —	$ —	$ 410,408,778
Short-Term Investment
Affiliated Investment Company	1,306,675	—	—	1,306,675
Total Investments in Securities	$ 411,715,453	$ —	$ —	$ 411,715,453

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 95.0%
Long-Term Municipal Bonds 90.2%
Alabama 1.3%
City of Birmingham AL, Unlimited General Obligation
Series A
5.00%, due 3/1/43 (a)	$ 2,650,000	$ 2,856,417
County of Jefferson AL, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	5,910,000	6,866,524
Health Care Authority of the City of Huntsville (The), HH Health System, Revenue Bonds
Series B
4.00%, due 6/1/45	20,370,000	24,054,012
Houston County Health Care Authority, Southeast Alabama Medical Centre, Revenue Bonds
Series A
5.00%, due 10/1/25	1,000,000	1,176,162
Lower Alabama Gas District (The), Revenue Bonds
4.00%, due 12/1/50 (b)	750,000	856,561
Series A
5.00%, due 9/1/46	10,000,000	15,428,570
Southeast Energy Authority, A Cooperative District, Project No. 1, Revenue Bonds
Series A
4.00%, due 10/1/28	2,400,000	2,910,803
Series A
4.00%, due 11/1/51 (b)	38,500,000	46,420,936
University of South Alabama, Revenue Bonds
Insured: AGM
4.00%, due 11/1/35	2,000,000	2,293,849
Insured: AGM
5.00%, due 11/1/29	1,110,000	1,341,213
Insured: AGM
5.00%, due 11/1/30	2,000,000	2,412,712
Water Works Board of the City of Birmingham (The), Revenue Bonds
Series B
5.00%, due 1/1/32	6,140,000	7,602,091
		114,219,850
Alaska 0.0% ‡
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,550,000	3,769,486
Arizona 0.7%
Arizona Board of Regents, Revenue Bonds
Series A
5.00%, due 7/1/39	2,000,000	2,635,610
Series A
5.00%, due 7/1/43	3,480,000	4,546,223
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	1,000,000	1,023,692

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	$ 940,000	$ 1,080,928
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
4.00%, due 2/1/50	18,850,000	22,043,162
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/41	11,010,000	12,699,264
Series E
4.00%, due 1/1/45	7,000,000	8,327,862
Maricopa County Unified School District No. 090 Saddle Mountain, Unlimited General Obligation
Insured: AGM
4.00%, due 7/1/35	7,175,000	8,598,549
		60,955,290
Arkansas 0.4%
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
5.00%, due 3/1/34	2,000,000	2,373,252
Pulaski County Special School District, Arkansas Construction Bonds, Limited General Obligation
Insured: State Aid Withholding
4.00%, due 2/1/48	15,500,000	16,099,107
Springdale Public Facilities Board, Arkansas Children's Northwest, Inc., Revenue Bonds
5.00%, due 3/1/34	2,890,000	3,429,350
Springdale School District No. 50, Limited General Obligation
Insured: State Aid Withholding
4.00%, due 6/1/36	2,500,000	2,575,032
Insured: State Aid Withholding
4.00%, due 6/1/40	10,400,000	10,690,625
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,605,369
5.00%, due 10/1/30	1,110,000	1,353,972
5.00%, due 10/1/31	1,205,000	1,468,695
		39,595,402
California 12.9%
Alta Loma School District, Unlimited General Obligation
Series C
4.00%, due 8/1/45	4,500,000	5,402,602
Series B
5.00%, due 8/1/44	4,000,000	4,982,144
Antelope Valley Community College District, Election 2016, Unlimited General Obligation
Series A
4.50%, due 8/1/38	11,500,000	13,712,536
Bay Area Toll Authority, Revenue Bonds
Series S-H
5.00%, due 4/1/44	2,615,000	3,314,580

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/35	$ 1,230,000	$ 1,410,791
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/45	6,500,000	7,723,887
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
4.00%, due 11/15/45	5,000,000	5,903,118
5.00%, due 11/15/49	20,000,000	24,032,930
California Health Facilities Financing Authority, Sutter Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/34	5,000,000	6,004,109
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Green Bond, Revenue Bonds
5.00%, due 8/1/49	10,000,000	12,640,814
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/23	405,000	441,218
5.00%, due 12/1/24	425,000	477,500
5.00%, due 12/1/25	450,000	519,940
5.00%, due 12/1/26	470,000	556,477
5.00%, due 12/1/27	495,000	597,703
5.00%, due 12/1/28	520,000	623,196
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	2,002,749
Insured: BAM
5.00%, due 5/15/32	1,500,000	1,918,839
Insured: BAM
5.00%, due 5/15/36	4,400,000	5,606,658
Insured: BAM
5.00%, due 5/15/39	9,815,000	12,436,327
Insured: BAM
5.00%, due 5/15/43	11,750,000	14,779,581
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	16,000,000	5,478,402
California State University, Revenue Bonds
Series A
5.00%, due 11/1/44	26,470,000	34,470,438
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B
4.00%, due 8/1/45	14,310,000	17,206,831
Chula Vista Elementary School District, Revenue Bonds
(zero coupon), due 8/1/23	5,000,000	4,971,905
City of Escondido CA, Unlimited General Obligation
5.00%, due 9/1/36	5,000,000	5,872,033
City of Long Beach CA, Airport System, Revenue Bonds
Series A
5.00%, due 6/1/30	5,000,000	5,018,051

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien (c)
Series C
4.00%, due 5/15/50	$ 15,000,000	$ 17,593,762
Series C
5.00%, due 5/15/25	4,475,000	5,245,682
Series C
5.00%, due 5/15/34	12,280,000	16,040,695
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series D
5.00%, due 5/15/31 (c)	2,530,000	2,939,795
Series B
5.00%, due 5/15/31 (c)	12,615,000	15,964,740
Series E
5.00%, due 5/15/36 (c)	3,205,000	4,120,193
Series E
5.00%, due 5/15/37 (c)	1,000,000	1,282,497
Series F
5.00%, due 5/15/37 (c)	2,350,000	2,993,083
Series A
5.00%, due 5/15/40	6,850,000	8,909,269
Series C
5.00%, due 5/15/44 (c)	4,285,000	5,318,237
Series E
5.00%, due 5/15/44 (c)	10,230,000	12,976,336
Series A
5.00%, due 5/15/51 (c)	17,625,000	22,524,137
City of Los Angeles CA, Wastewater System, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/43	10,000,000	12,542,931
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series A
5.00%, due 6/1/28	2,700,000	3,379,960
Series A
5.00%, due 6/1/29	3,165,000	3,947,171
Series A
5.00%, due 6/1/30	4,920,000	6,097,050
Series A
5.00%, due 6/1/32	2,260,000	2,782,213
Series A
5.00%, due 6/1/33	1,225,000	1,504,184
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation
Series F, Insured: BAM
5.00%, due 8/1/46	12,385,000	14,761,369
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	15,000,000	18,139,984

	Principal Amount	Value
Long-Term Municipal Bonds
California
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 6/1/38	$ 1,250,000	$ 799,611
Series B, Insured: BAM
(zero coupon), due 6/1/39	5,105,000	3,142,979
Series B, Insured: BAM
(zero coupon), due 6/1/40	1,500,000	888,121
Series B, Insured: BAM
(zero coupon), due 6/1/41	1,750,000	995,665
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	7,000,000	8,080,187
Cotati-Rohnert Park Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/42	2,865,000	3,416,261
El Monte Union High School District, Unlimited General Obligation
Series A
5.00%, due 6/1/49	17,390,000	21,346,312
Enterprise Elementary School District, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/49	5,000,000	5,884,690
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/41	3,000,000	3,765,407
Fontana Public Financing Authority, City of Fontana, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/32	1,320,000	1,495,279
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/35	14,800,000	7,394,555
Series C
(zero coupon), due 8/1/36	15,500,000	7,193,894
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM
3.50%, due 1/15/53 (b)	4,800,000	5,529,936
Fremont Union High School District, Election 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/39	2,250,000	2,498,982
Series A
3.00%, due 8/1/40	7,825,000	8,662,837
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G
(zero coupon), due 8/1/32	6,000,000	2,848,014
Series G
(zero coupon), due 8/1/33	10,000,000	4,410,149
Series G
(zero coupon), due 8/1/41	23,485,000	5,931,665

	Principal Amount	Value
Long-Term Municipal Bonds
California
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
5.00%, due 6/1/33	$ 12,545,000	$ 15,671,332
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/40	5,410,000	6,297,711
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
5.25%, due 8/1/43	5,500,000	6,992,292
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	3,205,000	3,818,649
Live Oak Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/48	1,500,000	1,838,487
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series E-1
5.00%, due 12/1/49	7,630,000	9,792,595
Los Angeles Unified School District, Unlimited General Obligation
Series C
3.00%, due 7/1/35	9,970,000	11,277,435
Series C
4.00%, due 7/1/33	3,500,000	4,372,128
Series C
4.00%, due 7/1/36	6,000,000	7,390,087
Series C
4.00%, due 7/1/37	5,000,000	6,135,872
Los Angeles Unified School District, Election 2008, Unlimited General Obligation
Series B-1
5.25%, due 7/1/42	68,405,000	85,900,386
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	9,000,000	10,341,962
Novato Unified School District, Election 2016, Unlimited General Obligation
Series C
2.00%, due 8/1/39	4,645,000	4,689,204
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	1,160,000	1,372,442
Insured: AGM
5.00%, due 8/1/28	1,755,000	2,075,129
Insured: AGM
5.00%, due 8/1/29	2,535,000	2,997,124
Paramount Unified School District, Election 2006, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/43	25,000,000	6,479,380

	Principal Amount	Value
Long-Term Municipal Bonds
California
Pomona Unified School District, Election 2008, Unlimited General Obligation
Series E, Insured: AGM
5.00%, due 8/1/30	$ 3,285,000	$ 3,437,611
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/37	3,660,000	4,597,329
Riverside County Community Facilities District No. 07-2, Special Tax
Insured: AGM
4.00%, due 9/1/45	4,000,000	4,757,102
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
Series B, Insured: BAM
5.00%, due 10/1/30	2,645,000	3,092,681
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	20,000,000	23,223,558
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	5,000,000	5,824,307
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/30	1,000,000	1,097,606
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/41	7,500,000	8,607,699
San Diego Association of Governments South Bay Expressway, South Bay Expressway, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	2,475,000	3,070,362
Series A
5.00%, due 7/1/32	1,800,000	2,226,442
Series A
5.00%, due 7/1/38	1,150,000	1,412,425
San Diego County Regional Airport Authority, Revenue Bonds
Series A
4.00%, due 7/1/38	1,750,000	2,070,485
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/34	2,000,000	2,123,405
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds
Series A
5.00%, due 10/15/44	3,000,000	3,494,806
San Francisco Bay Area Rapid Transit District, Green Bonds, Unlimited General Obligation
Series C-1
3.00%, due 8/1/50	42,500,000	46,093,511
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series H
5.00%, due 5/1/27 (c)	7,745,000	9,617,392
Series E
5.00%, due 5/1/35 (c)	8,350,000	10,630,312

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series E
5.00%, due 5/1/37 (c)	$ 7,535,000	$ 9,542,740
Series E
5.00%, due 5/1/45 (c)	3,250,000	4,052,557
Series A
5.00%, due 5/1/47 (c)	9,000,000	10,926,549
Series D
5.00%, due 5/1/48 (c)	9,000,000	11,065,372
Series E
5.00%, due 5/1/50 (c)	15,000,000	18,617,833
Series F
5.00%, due 5/1/50	29,580,000	37,302,309
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (c)
Series A
5.00%, due 5/1/36	4,245,000	5,389,553
Series A
5.00%, due 5/1/38	6,000,000	7,583,515
Series A
5.00%, due 5/1/49	15,000,000	18,645,487
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Second Series (c)
Series E
5.00%, due 5/1/36	3,220,000	4,088,189
Series 2020
5.00%, due 5/1/37	4,470,000	5,771,841
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series B
5.00%, due 5/1/46 (c)	3,000,000	3,560,958
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/37	1,565,000	1,741,794
San Marcos Schools Financing Authority, San Marcos Unified School District, Revenue Bonds
Insured: AGM
5.00%, due 8/15/34	1,000,000	1,220,600
Insured: AGM
5.00%, due 8/15/35	1,000,000	1,219,173
Insured: AGM
5.00%, due 8/15/36	1,100,000	1,339,354
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/49	2,865,000	3,447,645
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	8,580,000	10,105,595
Santa Monica-Malibu Unified School District, Election 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/44	4,190,000	4,576,817

	Principal Amount	Value
Long-Term Municipal Bonds
California
Selma Unified School District, Election 2006, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/39	$ 730,000	$ 465,417
Series D, Insured: AGM
(zero coupon), due 8/1/41	730,000	434,113
Sierra Joint Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/53	3,500,000	4,102,674
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/39	1,000,000	1,243,063
Series A
5.00%, due 8/1/40	1,195,000	1,485,843
Solano County Community College District, Election 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/42	16,460,000	20,775,837
Southern California Water Replenishment District, Revenue Bonds
5.00%, due 8/1/38	1,750,000	2,214,596
State of California, Various Purposes, Unlimited General Obligation
2.50%, due 3/1/50	5,000,000	5,090,307
3.00%, due 11/1/34	3,445,000	3,958,951
3.00%, due 11/1/35	4,000,000	4,572,392
4.00%, due 10/1/34	20,790,000	25,571,804
4.00%, due 3/1/37	20,100,000	24,596,000
4.00%, due 3/1/38	8,000,000	9,752,946
4.00%, due 3/1/40	7,500,000	9,084,631
4.00%, due 3/1/46	20,000,000	23,923,478
5.25%, due 10/1/39	5,635,000	6,819,964
State of California, Unlimited General Obligation
3.00%, due 10/1/33	5,000,000	5,717,464
4.00%, due 3/1/36	13,000,000	15,976,286
Tahoe-Truckee Unified School District, Election 2014, Unlimited General Obligation
Series B
5.00%, due 8/1/41	2,200,000	2,630,416
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/44	4,650,000	5,061,166
Tulare County Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/1/37	5,945,000	7,166,876
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/44	4,000,000	5,158,187
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series Series 2008, Insured: AGM
(zero coupon), due 8/1/32	5,120,000	4,245,138
University of California, Revenue Bonds
Series AV
5.00%, due 5/15/42	1,725,000	2,132,944

	Principal Amount	Value
Long-Term Municipal Bonds
California
University of California, Revenue Bonds
Series AZ
5.00%, due 5/15/43	$ 9,180,000	$ 11,533,889
Series AZ
5.25%, due 5/15/58	5,905,000	7,504,050
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	13,900,000	2,470,918
Winters Joint Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/46	1,400,000	1,732,502
		1,169,892,172
Colorado 0.9%
Adams State University, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/37	750,000	894,977
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/39	1,085,000	1,289,289
Series A, Insured: State Higher Education Intercept Program
4.00%, due 5/15/42	1,500,000	1,771,307
City & County of Denver CO, Airport System, Revenue Bonds (c)
Series A
5.00%, due 12/1/25	5,370,000	6,412,150
Series A
5.25%, due 12/1/48	10,000,000	12,459,660
City & County of Denver CO, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	2,875,000	3,472,534
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
4.00%, due 8/1/49	15,975,000	18,549,270
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/50	16,000,000	19,379,245
Colorado Housing and Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA
4.25%, due 11/1/48	4,480,000	4,956,211
Denver Convention Center Hotel Authority, Revenue Bonds, Senior Lien
5.00%, due 12/1/36	1,000,000	1,173,232
Regional Transportation District, Certificate Participation
Series A
4.50%, due 6/1/44	10,000,000	10,598,967
South Suburban Park & Recreation District, Unlimited General Obligation
4.00%, due 12/15/38	1,140,000	1,367,963

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Vista Ridge Metropolitan District, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/31	$ 1,250,000	$ 1,498,469
		83,823,274
Connecticut 2.6%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM
5.00%, due 8/15/33	3,090,000	3,735,564
Series D, Insured: AGM
5.00%, due 8/15/34	3,090,000	3,728,771
Series D, Insured: AGM
5.00%, due 8/15/35	3,090,000	3,725,380
Series D, Insured: AGM
5.00%, due 8/15/36	3,090,000	3,718,608
City of Hartford CT, Unlimited General Obligation
Series A, Insured: State Guaranteed
5.00%, due 4/1/28	2,500,000	2,576,956
Series A, Insured: State Guaranteed
5.00%, due 4/1/29	895,000	921,858
Series A, Insured: AGM State Guaranteed
5.00%, due 4/1/32	195,000	200,634
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	7,470,000	8,722,442
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/34	2,500,000	2,909,983
City of New Haven CT, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/15/29	1,450,000	1,747,361
Connecticut Housing Finance Authority, Revenue Bonds
Series C-1
4.00%, due 11/15/45	4,420,000	4,879,193
Series B-1
4.00%, due 5/15/49	2,530,000	2,873,100
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/32	12,660,000	14,556,229
Series A
3.00%, due 1/15/33	6,000,000	6,863,137
Series A
3.00%, due 1/15/34	7,000,000	7,951,660
Series A
3.00%, due 1/15/37	5,110,000	5,743,348
Series A
4.00%, due 4/15/37	2,920,000	3,495,217
Series B
5.00%, due 4/15/27	3,000,000	3,101,874

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Unlimited General Obligation
Series A
5.00%, due 3/1/28	$ 1,990,000	$ 2,234,132
Series F
5.00%, due 9/15/28	12,810,000	16,671,785
Series C
5.00%, due 6/15/33	1,775,000	2,247,707
Series E, Insured: BAM
5.00%, due 9/15/33	4,500,000	5,790,241
Series C
5.00%, due 6/15/34	1,375,000	1,737,774
Series A
5.00%, due 4/15/35	6,000,000	7,329,025
Series E, Insured: BAM
5.00%, due 9/15/35	2,325,000	2,979,981
Series A
5.00%, due 4/15/36	2,050,000	2,623,880
Series E, Insured: BAM
5.00%, due 9/15/37	2,000,000	2,552,514
Series A
5.00%, due 4/15/39	1,250,000	1,589,443
Series A
5.00%, due 1/15/40	750,000	970,018
State of Connecticut, Social Bond, Unlimited General Obligation
Series B
3.00%, due 6/1/32	5,000,000	5,769,367
Series B
3.00%, due 6/1/33	2,000,000	2,291,217
Series B
3.00%, due 6/1/38	3,375,000	3,798,850
Series B
3.00%, due 6/1/39	4,375,000	4,911,081
Series B
3.00%, due 6/1/40	5,425,000	6,076,582
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
3.125%, due 5/1/40	4,250,000	4,751,231
Series A
4.00%, due 5/1/39	9,550,000	11,565,344
Series A
5.00%, due 9/1/30	5,000,000	5,703,460
Series A
5.00%, due 9/1/30	1,830,000	2,219,221
Series A
5.00%, due 1/1/31	5,000,000	6,300,489
Series A, Insured: BAM
5.00%, due 9/1/31	14,470,000	17,539,557

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 9/1/33	$ 13,000,000	$ 15,721,616
Series A
5.00%, due 9/1/34	3,250,000	3,697,589
Series A
5.00%, due 1/1/36	4,075,000	5,074,705
State of Connecticut, Transportation Infrastructure, Special Tax
5.00%, due 1/1/30	4,635,000	5,862,578
University of Connecticut, Revenue Bonds
Series A
5.00%, due 11/1/33	2,000,000	2,543,889
Series A
5.00%, due 11/1/35	3,990,000	5,055,311
		237,059,902
Delaware 0.7%
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/34	6,360,000	8,307,384
Series A
5.00%, due 10/1/35	8,085,000	10,543,104
Series A
5.00%, due 10/1/37	9,135,000	11,856,579
Series A
5.00%, due 10/1/38	5,000,000	6,476,015
Series A
5.00%, due 10/1/45	18,155,000	23,183,265
		60,366,347
District of Columbia 1.2%
District of Columbia, Bryant Street Project, Tax Allocation
4.00%, due 6/1/39	2,370,000	2,838,037
4.00%, due 6/1/43	2,035,000	2,417,550
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
Series A
5.00%, due 6/1/42	5,500,000	5,852,926
District of Columbia Water & Sewer Authority
Insured: AGM
5.50%, due 10/1/28	1,250,000	1,567,832
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (c)
Series A
4.00%, due 10/1/36	2,350,000	2,858,932
Series A
5.00%, due 10/1/29	2,500,000	3,281,068
Series A
5.00%, due 10/1/30	3,000,000	4,016,583

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (c)
Series A
5.00%, due 10/1/31	$ 4,000,000	$ 5,319,797
Series A
5.00%, due 10/1/32	4,000,000	5,303,098
Series A
5.00%, due 10/1/33	3,175,000	4,195,252
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (a)	8,000,000	10,293,856
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/39	1,000,000	1,190,965
Series B
5.00%, due 10/1/33	1,500,000	1,946,906
Metropolitan Washington Airports Authority Dulles Toll Road, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B
6.50%, due 10/1/44 (a)	7,140,000	9,754,310
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
3.00%, due 7/15/36	10,425,000	11,901,544
Series A
3.00%, due 7/15/40	7,775,000	8,765,180
Series A
3.00%, due 7/15/43	16,755,000	18,707,465
Series A
4.00%, due 7/15/39	6,500,000	8,061,499
		108,272,800
Florida 3.3%
Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Insured: AGM
4.00%, due 7/1/37	3,705,000	4,604,107
Central Florida Expressway Authority, Revenue Bonds
Series A
5.00%, due 7/1/35	2,205,000	2,855,312
City of Gainesville FL, Revenue Bonds
Series A
5.00%, due 10/1/44	12,580,000	16,019,635
City of Miami Beach FL, Beach Parking, Revenue Bonds
Insured: BAM
5.00%, due 9/1/40	2,500,000	2,915,138
City of Miami FL, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/33	1,520,000	1,816,954

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Miami FL, Parking System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/36	$ 3,395,000	$ 4,025,984
Insured: BAM
4.00%, due 10/1/37	2,535,000	2,998,123
Insured: BAM
4.00%, due 10/1/38	1,675,000	1,973,963
Insured: BAM
4.00%, due 10/1/39	2,820,000	3,315,898
City of Orlando FL, Tourist Development Tax, Unrefunded, Revenue Bonds
Series C, Insured: AGC
5.50%, due 11/1/38	1,600,000	1,605,291
City of South Miami FL, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	20,000,000	24,756,704
County of Broward FL, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/49 (c)	4,000,000	5,021,036
County of Hillsborough FL, Capital Improvement, Revenue Bonds
3.00%, due 8/1/38	6,640,000	7,485,184
County of Miami-Dade FL, Water & Sewer System, Revenue Bonds
3.00%, due 10/1/36	2,100,000	2,363,175
3.00%, due 10/1/43	10,750,000	11,878,395
4.00%, due 10/1/42	3,000,000	3,631,236
Series A
4.00%, due 10/1/44	9,500,000	10,936,560
Series B
5.00%, due 10/1/31	10,000,000	11,915,911
Series B
5.00%, due 10/1/44	20,000,000	25,521,464
County of Miami-Dade FL, Aviation, Revenue Bonds
Series A
4.00%, due 10/1/38	2,250,000	2,718,443
County of Miami-Dade FL, Transit System, Revenue Bonds
Series A
4.00%, due 7/1/48	19,340,000	22,846,609
County of Miami-Dade FL, Unlimited General Obligation
Series A
5.00%, due 7/1/37	2,000,000	2,411,456
County of Sarasota FL, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/40	5,750,000	7,258,397
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 10/1/37	1,375,000	1,641,281
Insured: AGM
4.00%, due 10/1/39	1,400,000	1,663,803

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Keys Aqueduct Authority, Revenue Bonds
Series A
5.00%, due 9/1/49	$ 6,000,000	$ 6,928,438
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/32 (c)	7,025,000	9,107,655
JEA Electric System, Revenue Bonds
Series B
4.00%, due 10/1/36	4,500,000	5,288,464
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Inc., Revenue Bonds
5.00%, due 8/1/31	1,500,000	1,666,733
Putnam County Development Authority, Seminole Electric Cooperative, Inc., Revenue Bonds
Series A
5.00%, due 3/15/42	5,000,000	6,076,823
University of Florida Department of Housing & Residence Education Housing System Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/1/39	4,745,000	5,298,766
Series A, Insured: BAM
3.00%, due 7/1/40	5,000,000	5,561,750
Series A, Insured: BAM
3.00%, due 7/1/41	8,765,000	9,713,860
Series A, Insured: BAM
3.00%, due 7/1/51	29,000,000	31,714,246
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	6,095,000	6,845,988
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	10,100,000	12,854,982
5.00%, due 3/1/35	10,620,000	13,490,347
		298,728,111
Georgia 2.0%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Revenue Bonds
Series A-1
5.00%, due 7/1/33	1,000,000	1,159,644
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	7,915,000	9,361,769
Series A
5.00%, due 7/1/32	1,550,000	2,034,452
Series A
5.00%, due 7/1/33	2,380,000	3,114,631
Series A
5.00%, due 7/1/35	1,900,000	2,475,419
Series A
5.00%, due 7/1/36	2,850,000	3,698,669
Series A
5.00%, due 7/1/37	2,800,000	3,624,516

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
5.00%, due 7/1/38	$ 2,250,000	$ 2,906,599
Series A
5.00%, due 7/1/39	1,300,000	1,675,781
City of Atlanta GA, Department of Aviation, Revenue Bonds
Series C
5.00%, due 1/1/42	1,310,000	1,334,760
City of Dalton (The) GA, Georgia Combined Utilities, Revenue Bonds
5.00%, due 3/1/30	2,055,000	2,512,694
Coweta County Development Authority, Piedmont Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 7/1/44	5,000,000	6,361,864
Gainesville & Hall County Hospital Authority, Northeast Health System, Inc. Project, Revenue Bonds
Series A, Insured: County Guaranteed
5.25%, due 8/15/49	5,155,000	5,901,521
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 5/15/35	3,000,000	4,264,050
Series A
5.00%, due 5/15/36	3,700,000	5,323,040
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/35	5,000,000	5,709,433
Series A
5.00%, due 1/1/45	3,300,000	4,234,389
Series A
5.00%, due 1/1/50	4,000,000	5,108,674
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/37	1,000,000	1,244,340
Series A
5.00%, due 1/1/38	1,340,000	1,667,393
Series A
5.00%, due 1/1/49	52,395,000	64,373,052
Series A
5.00%, due 1/1/59	10,000,000	12,247,944
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/56	3,900,000	4,871,238
Series B
5.00%, due 1/1/59	8,000,000	9,774,893
Series A, Insured: AGM
5.00%, due 1/1/62	6,000,000	7,494,212
Series A, Insured: AGM
5.00%, due 1/1/62	4,700,000	5,870,466
		178,345,443

	Principal Amount	Value
Long-Term Municipal Bonds
Guam 0.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.125%, due 10/1/43 (c)	$ 5,000,000	$ 5,538,369
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	1,730,000	2,023,257
5.00%, due 1/1/46	5,000,000	5,693,524
Series A
5.00%, due 1/1/50	1,660,000	2,057,415
5.25%, due 7/1/33	1,000,000	1,094,458
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/30	5,610,000	5,898,433
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	727,069
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/27	2,265,000	2,737,138
Series A
5.00%, due 12/1/34	2,290,000	2,703,382
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series A
5.125%, due 1/1/42	3,085,000	3,146,880
		31,619,925
Hawaii 0.3%
City & County Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42	6,000,000	7,014,950
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
3.50%, due 10/1/49	7,000,000	7,336,523
State of Hawaii Department of Budget & Finance, Hawai'i Pacific Health Obligated Group, Revenue Bonds
Series A
6.00%, due 7/1/33	3,000,000	3,310,917
State of Hawaii State Highway Fund, Revenue Bonds
Series A
5.00%, due 1/1/38	2,765,000	3,518,490
Series A
5.00%, due 1/1/39	3,150,000	4,000,318
Series A
5.00%, due 1/1/40	2,140,000	2,713,307
		27,894,505
Idaho 0.4%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/36	16,920,000	21,729,517

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A
5.00%, due 7/15/37	$ 10,000,000	$ 12,809,689
		34,539,206
Illinois 9.3%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	19,995,000	18,806,673
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	8,250,000	10,340,238
Series A, Insured: AGM
5.50%, due 12/1/39	11,455,000	11,589,253
Chicago Board of Education, Revenue Bonds
6.00%, due 4/1/46	19,485,000	24,212,429
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/1/32 (c)	2,900,000	2,945,987
Series A
4.00%, due 1/1/37	11,290,000	13,490,120
Series A, Insured: AGM
4.00%, due 1/1/37	15,000,000	18,107,134
Series B, Insured: AGM
4.00%, due 1/1/53	10,000,000	11,590,219
Series B
5.00%, due 1/1/28	1,000,000	1,267,330
Series C
5.00%, due 1/1/35	6,000,000	7,119,624
Series D
5.00%, due 1/1/47 (c)	5,000,000	5,981,091
Series C
5.50%, due 1/1/34 (c)	3,000,000	3,203,868
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/32 (c)	15,000,000	17,214,075
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,915,000	2,973,774
Series B
5.00%, due 1/1/31 (c)	2,000,000	2,040,325
Chicago Park District, Limited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/31	1,955,000	2,378,407
Series C, Insured: BAM
4.00%, due 1/1/38	2,800,000	3,333,420
Series A
5.00%, due 1/1/28	1,000,000	1,176,681

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Park District, Limited General Obligation
Series A
5.00%, due 1/1/29	$ 750,000	$ 878,430
Series A
5.00%, due 1/1/31	1,000,000	1,164,363
Series A
5.00%, due 1/1/35	2,000,000	2,316,514
Chicago Park District, Unlimited General Obligation
Series F-2
4.00%, due 1/1/38	1,150,000	1,361,129
Series F-2
5.00%, due 1/1/37	2,050,000	2,620,051
Chicago Park District, Personal Property Replacement Tax, Unlimited General Obligation
Series D, Insured: BAM
4.00%, due 1/1/34	4,555,000	5,482,286
Chicago Park District, Limited Tax, Limited General Obligation
Series B, Insured: BAM
5.00%, due 1/1/29	2,500,000	2,708,276
Series A
5.50%, due 1/1/33	2,000,000	2,208,806
Series A
5.75%, due 1/1/38	4,000,000	4,432,939
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation
Insured: BAM
5.00%, due 11/15/30	1,435,000	1,866,530
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
Series A
4.00%, due 12/1/50	32,730,000	38,228,097
5.00%, due 12/1/46	2,480,000	2,985,001
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds
5.25%, due 12/1/29	2,000,000	2,034,215
5.25%, due 12/1/31	1,735,000	1,764,681
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.00%, due 12/1/44	2,000,000	2,287,243
5.25%, due 12/1/49	1,500,000	1,734,216
City of Chicago Heights IL, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	2,115,000	2,616,222
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	1,250,000	1,298,742
Series 2, Insured: AGM
5.00%, due 11/1/28	2,000,000	2,541,184
Series 2, Insured: AGM
5.00%, due 11/1/30	3,000,000	3,768,834
Series 2, Insured: AGM
5.00%, due 11/1/32	5,000,000	6,248,024
Series 2, Insured: AGM
5.00%, due 11/1/33	10,000,000	12,472,940

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
Series 2, Insured: AGM
5.00%, due 11/1/38	$ 3,500,000	$ 4,330,350
Insured: AGM
5.25%, due 11/1/33	5,000,000	6,329,517
Insured: AGM
5.25%, due 11/1/34	1,860,000	2,354,949
Insured: AGM
5.25%, due 11/1/35	3,025,000	3,835,226
City of Chicago IL, Waterworks, Project, Revenue Bonds, Second Lien
5.00%, due 11/1/27	1,655,000	1,891,175
5.00%, due 11/1/29	1,700,000	1,929,259
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/28	1,000,000	1,109,652
Series B, Insured: AGM
5.00%, due 1/1/30	7,585,000	9,309,517
5.00%, due 1/1/33	2,000,000	2,208,091
Series B
5.00%, due 1/1/33	2,490,000	3,028,000
5.00%, due 1/1/39	8,420,000	9,296,065
5.00%, due 1/1/44	13,090,000	14,445,310
Series A, Insured: AGM
5.25%, due 1/1/42	4,000,000	4,905,939
City of Chicago IL, Motor Fuel Tax, Revenue Bonds
Insured: AGM
5.00%, due 1/1/33	4,725,000	5,067,381
City of Chicago IL, Project, Unlimited General Obligation
Series A
5.00%, due 1/1/40	1,750,000	1,766,859
City of Chicago IL, Unlimited General Obligation
Series A
5.50%, due 1/1/49	10,000,000	12,635,213
Series A
6.00%, due 1/1/38	43,000,000	53,914,122
Series A, Insured: BAM
6.00%, due 1/1/38	6,000,000	7,464,230
Cook County Community College District No. 508, Unlimited General Obligation
Insured: BAM
5.50%, due 12/1/38	5,000,000	5,550,308
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/30	3,370,000	3,890,224
Series C, Insured: BAM
5.00%, due 12/1/31	2,610,000	3,011,963
County of Will IL, Unlimited General Obligation
5.00%, due 11/15/45	18,000,000	21,614,792

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, University of Chicago, Revenue Bonds
Series A
4.00%, due 4/1/50	$ 10,775,000	$ 12,661,400
Illinois Finance Authority, Carle Foundation (The), Revenue Bonds
Series A
5.00%, due 8/15/35	5,000,000	6,762,459
Series A
5.00%, due 8/15/36	4,825,000	6,507,262
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds
Series A
6.00%, due 7/1/43	9,600,000	10,384,054
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA FNMA FHLMC COLL
3.00%, due 4/1/51	7,885,000	8,668,730
Illinois Sports Facilities Authority (The), Revenue Bonds
Insured: AGM
5.25%, due 6/15/31	5,000,000	5,552,655
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	5,665,000	6,769,942
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	58,750,000	43,033,599
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Insured: AGM
(zero coupon), due 6/15/44	10,000,000	5,904,882
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	2,645,000	3,204,288
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	20,000,000	22,757,204
Series C
5.00%, due 1/1/33	2,000,000	2,545,510
Series A
5.00%, due 1/1/40	4,915,000	6,003,156
Series 2018C
5.00%, due 1/1/43	10,000,000	12,453,535
Series C
5.25%, due 1/1/35	9,000,000	11,557,491
Series 2018C
5.25%, due 1/1/43	20,000,000	25,256,646
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series 2020A
5.00%, due 1/1/26	1,400,000	1,670,180
Series A, Insured: BAM
5.00%, due 1/1/37	1,650,000	2,128,428

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 6/1/28	$ 1,005,000	$ 1,277,754
Series C, Insured: AGM
5.00%, due 6/1/34	1,000,000	1,311,425
Series C, Insured: AGM
5.00%, due 6/1/38	1,635,000	2,120,115
Series C, Insured: AGM
5.00%, due 6/1/39	1,000,000	1,292,714
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series 2015B, Insured: BAM
5.00%, due 4/1/26	1,175,000	1,360,290
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,861,481
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,145,165
State of Illinois, Sales Tax, Revenue Bonds
Series C
4.00%, due 6/15/27	2,000,000	2,295,584
4.50%, due 6/15/36	17,500,000	17,573,516
State of Illinois, Unlimited General Obligation
Series C
4.00%, due 10/1/40	5,000,000	5,925,099
Insured: BAM
4.00%, due 6/1/41	10,000,000	11,364,817
Series D
5.00%, due 11/1/26	8,725,000	10,611,568
5.00%, due 2/1/27	4,730,000	5,787,059
5.00%, due 1/1/28	6,155,000	7,236,879
5.00%, due 2/1/28	10,000,000	12,154,345
Series D
5.00%, due 11/1/28	7,380,000	9,134,334
5.25%, due 2/1/32	10,000,000	11,160,145
5.50%, due 5/1/39	15,000,000	19,679,958
5.75%, due 5/1/45	5,000,000	6,582,017
Series A
6.00%, due 5/1/27	9,665,000	12,432,236
United City of Yorkville IL, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,773,000	4,380,121
University of Illinois, University of Illinois Auxiliary Facilities System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/35	3,495,000	3,914,004
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,786,837
Village of Oswego, Unlimited General Obligation
5.00%, due 12/15/33	7,670,000	9,173,836

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	$ 8,090,000	$ 9,772,547
Village of Schaumburg IL, Unlimited General Obligation
Series A
4.00%, due 12/1/41	37,350,000	39,540,525
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/34	1,500,000	1,739,788
		847,113,093
Indiana 1.3%
Indiana Finance Authority, CWA Authority Project, Revenue Bonds, First Lien
Series S
3.00%, due 10/1/38	2,865,000	3,224,597
Series S
3.00%, due 10/1/40	14,330,000	16,033,636
Series S
3.00%, due 10/1/41	4,705,000	5,244,545
Series S
4.00%, due 10/1/39	7,360,000	9,022,360
Series S
5.00%, due 10/1/37	19,330,000	26,132,861
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B
5.00%, due 2/1/24	2,100,000	2,148,726
Series A
5.00%, due 2/1/25	2,215,000	2,265,407
Series B
5.00%, due 2/1/25	2,210,000	2,260,293
Series B
5.00%, due 2/1/26	2,320,000	2,371,573
Indiana University, Revenue Bonds
Series A
4.00%, due 6/1/32	2,595,000	3,205,564
Series A
4.00%, due 6/1/33	1,885,000	2,320,824
Series A
4.00%, due 6/1/38	3,015,000	3,662,968
Series A
4.00%, due 6/1/39	3,095,000	3,751,132
Indianapolis Local Public Improvement Bond Bank, Public Improvement, Revenue Bonds
Series A, Insured: AGM
4.00%, due 6/1/37	22,080,000	26,497,305
Series A, Insured: AGM
4.00%, due 6/1/38	7,500,000	8,977,854

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Vanderburgh County Redevelopment District, Tax Allocation
Insured: AGM
5.00%, due 2/1/31	$ 1,460,000	$ 1,739,350
		118,858,995
Iowa 1.5%
City of Coralville IA, Certificate of Participation
Series E
4.00%, due 6/1/22	1,405,000	1,431,257
Series E
4.00%, due 6/1/23	1,320,000	1,373,657
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
1.50%, due 1/1/42 (b)(c)	3,000,000	3,034,112
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/47	2,505,000	2,850,624
Series C, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	1,500,000	1,644,917
PEFA, Inc., Revenue Bonds
5.00%, due 9/1/49 (b)	102,820,000	124,359,721
		134,694,288
Kansas 0.2%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	676,661
5.00%, due 12/1/28	410,000	487,591
5.00%, due 12/1/30	500,000	588,964
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,938,225
5.00%, due 9/1/34	5,000,000	5,869,826
5.00%, due 9/1/35	2,800,000	3,283,399
		13,844,666
Kentucky 0.2%
City of Ashland KY, Ashland Hospital Corp., King's Daughters Medical Center Project, Revenue Bonds
Series A
5.00%, due 2/1/23	1,525,000	1,623,382
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series A, Insured: State Intercept
4.00%, due 5/1/38	2,995,000	3,389,034
Kentucky Public Energy Authority, Revenue Bonds
Series A
4.00%, due 4/1/48 (b)	15,000,000	16,359,242
		21,371,658
Louisiana 0.5%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/30	5,355,000	6,686,243

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds
5.00%, due 5/15/34	$ 2,010,000	$ 2,375,386
Louisiana Public Facilities Authority, Loyola University of New Orleans, Revenue Bonds
Series Series 2011
5.25%, due 10/1/30	2,930,000	2,954,396
Louisiana Stadium & Exposition District, Revenue Bonds
5.00%, due 7/3/23	11,200,000	11,925,603
Louisiana Stadium & Exposition District, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/30	1,485,000	1,618,728
Port New Orleans Board of Commissioners, Revenue Bonds
Series D
5.00%, due 4/1/50	7,325,000	9,185,527
State of Louisiana, Unlimited General Obligation
Series A
4.00%, due 2/1/34	9,830,000	10,726,303
		45,472,186
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series F
3.65%, due 11/15/42	1,110,000	1,184,902
Maryland 0.7%
City of Baltimore MD, Water Project, Revenue Bonds
Series A
4.00%, due 7/1/37	2,065,000	2,499,654
County of Baltimore MD, Public Improvement, Unlimited General Obligation
4.00%, due 3/1/37	5,565,000	6,770,131
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds
Series A
3.00%, due 9/1/51	25,400,000	27,932,540
Maryland Stadium Authority, Construction and Reviatalization Program, Certificate of Participation
Series A, Insured: State Intercept
5.00%, due 5/1/42	24,645,000	30,755,504
		67,957,829
Massachusetts 1.0%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series A
3.00%, due 3/1/35	15,095,000	17,412,968
Series B
3.00%, due 4/1/48	12,000,000	13,127,092
Series B
3.00%, due 4/1/49	16,500,000	18,026,890
Commonwealth of Massachusetts Transportation Fund, Revenue Bonds
Series A
3.00%, due 6/1/39	7,995,000	9,013,333

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Project, Revenue Bonds
Series B
5.00%, due 6/1/42	$ 15,870,000	$ 20,619,375
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
4.00%, due 1/1/33	1,000,000	1,157,467
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds
Series 199
4.00%, due 12/1/48	2,675,000	2,924,074
Massachusetts School Building Authority, Revenue Bonds
Series A
5.00%, due 8/15/45	4,585,000	5,986,855
University of Massachusetts Building Authority, University of Massachusetts, Revenue Bonds, Senior Lien
Series 2021-1
5.00%, due 11/1/21	4,340,000	4,392,794
		92,660,848
Michigan 1.3%
City of Detroit MI, Water and Sewage Disposable System, Revenue Bonds
Series A
5.25%, due 7/1/39	12,400,000	12,987,271
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF
5.00%, due 5/1/29	3,620,000	3,751,020
Series A, Insured: Q-SBLF
5.00%, due 5/1/33	4,535,000	4,697,397
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	1,600,000	2,033,712
Grand Rapids Public Schools, Unlimited General Obligation
Insured: AGM
5.00%, due 11/1/42	1,400,000	1,758,566
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/35	20,000,000	24,539,778
Hudsonville Public Schools, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/42	1,800,000	2,171,342
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/28	2,030,000	2,457,766
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/30	1,455,000	1,741,932
Series A, Insured: AGM Q-SBLF
5.00%, due 5/1/40	1,500,000	1,770,450
Livonia Public Schools, Unlimited General Obligation
Series II, Insured: AGM
5.00%, due 5/1/40	4,365,000	5,189,937

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Revenue Notes
Series A-2, Insured: State Aid Withholding
4.00%, due 8/20/21	$ 20,000,000	$ 20,039,324
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/36	2,000,000	2,476,544
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
5.00%, due 11/1/25	1,000,000	1,192,647
5.00%, due 11/1/27	1,200,000	1,515,101
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Second Lien
Series C-7, Insured: NATL-RE
5.00%, due 7/1/32	2,500,000	2,827,712
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Senior Lien
Series C-3, Insured: AGM
5.00%, due 7/1/33	3,000,000	3,396,056
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-1
5.00%, due 7/1/34	500,000	583,419
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds, Senior Lien
Series C-1
5.00%, due 7/1/44	2,500,000	2,612,709
Michigan Finance Authority, Great Lakes Water Authority Water Supply System, Revenue Bonds
Series D-1, Insured: AGM
5.00%, due 7/1/35	2,000,000	2,259,681
Series D-6, Insured: NATL-RE
5.00%, due 7/1/36	7,500,000	8,455,183
South Huron Valley Utility Authority, State Of Michigan 2020 Sewage Disposal System Improvement, Revenue Bonds
Insured: BAM
4.00%, due 5/1/34	5,185,000	6,301,573
Thornapple Kellogg School District, Unlimited General Obligation
Insured: Q-SBLF
4.00%, due 5/1/44	1,665,000	1,984,283
Tri-County Area School District, Unlimited General Obligation
Insured: AGM
4.00%, due 5/1/30	1,225,000	1,496,690
Insured: AGM
4.00%, due 5/1/31	1,285,000	1,561,303
Insured: AGM
4.00%, due 5/1/32	1,350,000	1,638,574
		121,439,970
Minnesota 0.1%
City of St Paul Minnesota MN, Fairview Health Services, Revenue Bonds
Series A
4.00%, due 11/15/37	1,000,000	1,161,553
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	3,835,000	4,285,717

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Minnesota Office of Higher Education, Student Loan Program, Revenue Bonds, Senior Lien
2.65%, due 11/1/38 (c)	$ 3,240,000	$ 3,358,079
		8,805,349
Mississippi 0.0% ‡
Mississippi Home Corp., Single Family Mortgage Housing, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 12/1/44	1,535,000	1,695,239
Missouri 0.8%
City of Kansas City MO, Improvement Downtown Arena Project, Revenue Bonds
Series E
5.00%, due 4/1/40	10,055,000	11,571,806
Kansas City Industrial Development Authority, International Airport Terminal Modernization Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/50 (c)	15,000,000	17,460,352
Kansas City Industrial Development Authority, Airport, Revenue Bonds (c)
Series A, Insured: AGM
4.00%, due 3/1/50	2,280,000	2,653,973
Series B
5.00%, due 3/1/46	6,430,000	7,938,385
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	6,340,000	7,093,580
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/49	3,425,000	3,802,034
Missouri State Health & Educational Facilities Authority, BJC Healthcare System, Revenue Bonds
4.50%, due 1/1/39	2,865,000	3,120,216
Springfield School District No. R-12, Unlimited General Obligation
4.00%, due 3/1/35	3,140,000	3,800,199
St Louis Municipal Finance Corp., Convention Center Expansion, Revenue Bonds
Insured: AGM
5.00%, due 10/1/49	5,260,000	6,597,544
State of Missouri, SSM Health Care, Revenue Bonds
Series A
5.00%, due 6/1/30	4,000,000	4,511,379
		68,549,468
Montana 0.3%
Montana Board of Housing, Single Family Mortgage, Revenue Bonds
Series B
3.40%, due 12/1/33	1,135,000	1,241,732
Series B
3.60%, due 6/1/37	1,470,000	1,609,786
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,167,712
5.00%, due 2/15/31	1,500,000	1,809,279
5.00%, due 2/15/33	1,320,000	1,584,974

	Principal Amount	Value
Long-Term Municipal Bonds
Montana
Montana Facility Finance Authority, Benefis Health System Obligated Group, Revenue Bonds
5.00%, due 2/15/34	$ 1,200,000	$ 1,439,951
Silver Bow County School District No. 1, School Building, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	2,107,959
4.00%, due 7/1/32	1,945,000	2,324,331
4.00%, due 7/1/33	2,020,000	2,406,686
Yellowstone County K-12 School District No. 26 Lockwood, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,883,646
5.00%, due 7/1/30	2,500,000	3,169,512
5.00%, due 7/1/31	3,015,000	3,807,730
5.00%, due 7/1/32	3,300,000	4,157,146
		30,710,444
Nebraska 0.5%
Central Plains Energy, Nebraska Gas Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/42	14,495,000	22,052,713
5.00%, due 9/1/42	13,960,000	14,675,026
Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds
Series C
4.00%, due 9/1/48	4,095,000	4,491,695
		41,219,434
Nevada 1.4%
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/37	5,000,000	5,566,526
Series B, Insured: BAM
3.00%, due 6/15/39	6,340,000	6,969,318
Series C
4.00%, due 6/15/32	5,000,000	5,630,949
Series B, Insured: AGM
4.00%, due 6/15/35	5,395,000	6,460,065
Series C
4.00%, due 6/15/37	4,845,000	5,602,434
Series B, Insured: BAM
5.00%, due 6/15/34	5,750,000	7,342,872
County of Clark NV, Park Improvement, Limited General Obligation
4.00%, due 12/1/35	8,425,000	10,067,627
4.00%, due 12/1/36	5,000,000	5,965,656
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	9,800,000	11,157,801
Series B
5.00%, due 7/1/31	1,245,000	1,562,905
Series B
5.00%, due 7/1/43	20,000,000	24,460,358

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
Series A
5.00%, due 6/1/46	$ 3,665,000	$ 4,348,702
Washoe County School District, Limited General Obligation
Series A, Insured: BAM
3.00%, due 6/1/33	3,000,000	3,383,574
Series A, Insured: BAM
3.00%, due 6/1/34	2,490,000	2,790,081
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A
4.00%, due 10/1/49	20,000,000	23,593,544
		124,902,412
New Hampshire 0.1%
City of Manchester NH, General Airport, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/26	1,800,000	1,834,778
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc., Revenue Bonds
Series A
4.00%, due 4/1/50 (c)	5,525,000	6,269,329
		8,104,107
New Jersey 4.6%
Atlantic County Improvement Authority (The), Stockton University, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/31	2,670,000	3,173,807
Series A, Insured: AGM
5.00%, due 7/1/32	1,305,000	1,548,490
Series A, Insured: AGM
5.00%, due 7/1/33	1,395,000	1,652,345
City of Atlantic City NJ, Unlimited General Obligation
Series B, Insured: AGM State Aid Withholding
5.00%, due 3/1/32	3,400,000	4,143,260
New Brunswick Parking Authority, City Guaranteed Parking, Revenue Bonds
Series A, Insured: BAM
5.00%, due 9/1/28	2,500,000	3,035,899
Series A, Insured: BAM
5.00%, due 9/1/29	2,370,000	2,874,072
Series A, Insured: BAM
5.00%, due 9/1/30	4,605,000	5,576,750
Series A, Insured: BAM
5.00%, due 9/1/31	6,780,000	8,199,428
New Jersey Building Authority, Unrefunded, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/25	2,015,000	2,370,673
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	2,183,313

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series E
0.85%, due 12/1/25 (c)	$ 1,550,000	$ 1,549,005
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (c)
5.00%, due 1/1/28	1,000,000	1,114,881
5.50%, due 1/1/26	1,000,000	1,131,002
New Jersey Economic Development Authority, State of New Jersey Motor Vehicle Surcharge, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/28	2,000,000	2,490,106
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/29	4,775,000	5,752,663
Series A, Insured: BAM
5.00%, due 7/1/30	5,000,000	6,019,401
Series A, Insured: BAM
5.00%, due 7/1/31	3,000,000	3,606,190
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds
Series A
5.00%, due 7/1/38	10,000,000	12,243,352
New Jersey Higher Education Student Assistance Authority, Subordinate Student loan, Revenue Bonds
Series C
4.00%, due 12/1/48 (c)	2,250,000	2,448,256
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series E
3.50%, due 4/1/51	26,640,000	29,711,081
Series C
4.75%, due 10/1/50	10,335,000	11,714,658
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	20,000,000	17,189,080
Series C, Insured: AGM
(zero coupon), due 12/15/34	30,000,000	23,654,199
Series A
5.00%, due 12/15/26	4,500,000	5,506,764
Series BB
5.00%, due 6/15/44	11,255,000	13,986,926
Series AA
5.00%, due 6/15/46	7,440,000	9,223,756
Series AA
5.25%, due 6/15/43	10,205,000	12,883,298
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A
5.00%, due 6/15/28	4,800,000	5,750,580
Series A
5.00%, due 6/15/29	8,380,000	9,989,606
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/44	13,255,000	14,294,522

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	$ 2,000,000	$ 2,296,674
Newark Housing Authority Scholarship Foundation A New Jersey Non (The), Police Facility, Revenue Bonds
Insured: AGM MUN GOVT GTD
4.00%, due 12/1/27	500,000	584,847
Insured: AGM MUN GOVT GTD
4.00%, due 12/1/29	250,000	289,227
Insured: AGM MUN GOVT GTD
4.00%, due 12/1/31	225,000	258,487
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/28	750,000	922,628
Insured: AGM MUN GOVT GTD
5.00%, due 12/1/38	1,740,000	2,103,895
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/31	1,750,000	2,278,259
Series A, Insured: AGM
5.00%, due 11/1/32	1,500,000	1,947,149
Series A, Insured: BAM
5.00%, due 11/1/45	2,000,000	2,551,135
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/32	3,010,000	3,073,957
2.00%, due 6/1/34	12,505,000	12,523,095
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
4.00%, due 6/1/30	32,060,000	39,880,495
Series A
4.00%, due 6/1/31	31,800,000	40,160,910
Series A
5.00%, due 6/1/28	15,000,000	19,311,849
Series A
5.00%, due 6/1/29	10,675,000	14,073,283
State of New Jersey, Various Purposes, Unlimited General Obligation
5.00%, due 6/1/40	5,000,000	6,157,904
5.00%, due 6/1/41	11,500,000	14,137,471
5.00%, due 6/1/42	10,000,000	12,270,190
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/31	3,000,000	3,782,328
Series A
5.00%, due 6/1/33	6,500,000	8,147,699
Series A
5.00%, due 6/1/34	1,500,000	1,875,033
Series A
5.00%, due 6/1/36	6,000,000	7,467,076
		421,110,954

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico 0.1%
City of Albuquerque NM, Gross Receipts Lodgers Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	$ 2,490,000	$ 3,007,362
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
5.00%, due 8/1/44	5,000,000	6,366,819
		9,374,181
New York 20.5%
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
5.00%, due 12/15/21	1,075,000	1,093,403
City of New York NY, Unlimited General Obligation
Series A-1
3.00%, due 8/1/36	10,520,000	11,675,310
Series A, A-1
4.00%, due 8/1/38	10,000,000	11,982,629
Series D-1, Insured: BAM
4.00%, due 3/1/41	12,500,000	15,014,960
Series C
4.00%, due 8/1/41	2,300,000	2,773,047
Series D-1, Insured: BAM
4.00%, due 3/1/50	22,760,000	26,927,577
Series I
5.00%, due 8/1/23	3,675,000	3,856,110
Series A-1
5.00%, due 8/1/39	4,000,000	5,136,247
Series B-1
5.00%, due 10/1/42	2,870,000	3,672,719
Series F-1
5.00%, due 4/1/43	7,455,000	9,246,732
Series B-1
5.00%, due 10/1/43	3,555,000	4,538,483
Series B-1
5.25%, due 10/1/32	20,000,000	25,382,622
County of Nassau NY, Limited General Obligation
Series A
2.00%, due 12/10/21	50,000,000	50,345,825
Series C, Insured: BAM
5.00%, due 4/1/37	2,525,000	3,012,940
Series B, Insured: AGM
5.00%, due 4/1/44	5,000,000	6,384,978
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/31	4,460,000	4,887,978
Series B, Insured: AGM
5.00%, due 10/15/28	4,020,000	5,101,534

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Long Island Power Authority, Revenue Bonds
Series A
4.00%, due 9/1/34	$ 5,000,000	$ 5,973,535
Series A, Insured: BAM
5.00%, due 9/1/39	10,000,000	11,324,589
Series A, Insured: BAM
5.00%, due 9/1/44	10,000,000	11,275,535
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/39	1,875,000	2,384,111
Series B
5.00%, due 9/1/45	8,970,000	10,459,513
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S
4.00%, due 2/1/22	12,500,000	12,732,087
Series D-1
5.00%, due 9/1/22	25,560,000	26,874,466
Series D-1
5.00%, due 11/15/26	2,785,000	3,306,067
Series D
5.00%, due 11/15/26	2,000,000	2,114,676
Series A-1
5.00%, due 11/15/37	1,300,000	1,490,104
Series C
5.00%, due 11/15/38	7,500,000	8,017,400
5.00%, due 11/15/38	5,385,000	5,859,398
Series A-1
5.00%, due 11/15/40	4,890,000	5,594,661
Series C
5.00%, due 11/15/42	10,000,000	10,668,226
Series E
5.00%, due 11/15/43	2,500,000	2,711,723
Series B
5.00%, due 11/15/43	1,575,000	1,679,488
Series C-1
5.25%, due 11/15/29	2,230,000	2,650,806
Series B
5.25%, due 11/15/35	2,870,000	3,220,480
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/42	7,500,000	8,942,362
Series A-1, Insured: AGM
4.00%, due 11/15/44	4,845,000	5,750,343
Series C, Insured: AGM
4.00%, due 11/15/48	10,715,000	12,655,488
Series A-1
5.00%, due 11/15/41	2,910,000	3,403,615
Series D
5.00%, due 11/15/45	12,500,000	15,914,456

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	$ 1,880,000	$ 2,222,246
Series C, Insured: BAM
5.00%, due 11/15/44	14,845,000	18,839,116
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 3/1/22	40,210,000	41,322,514
Series A
5.00%, due 11/15/22	6,095,000	6,468,305
Series A
5.00%, due 11/15/26	2,095,000	2,578,856
Series B, Insured: FGIC
5.25%, due 11/15/21	400,000	405,752
Series A
5.25%, due 11/15/27	2,295,000	2,835,704
Series A
5.25%, due 11/15/33	8,750,000	10,755,943
Series A
5.25%, due 11/15/34	10,000,000	12,244,083
Series A
5.25%, due 11/15/36	10,515,000	12,832,099
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-2
5.00%, due 11/15/28	3,040,000	3,822,830
Series B-2
5.00%, due 11/15/33	1,735,000	2,143,384
Series B-1
5.00%, due 11/15/36	13,340,000	16,031,961
New York City Housing Development Corp., Green Bond, Revenue Bonds
Insured: FHA 542(C)
2.25%, due 11/1/36	4,700,000	4,799,514
New York City Housing Development Corp., Multi-Family Housing, Green Bond, Revenue Bonds
Series J
3.05%, due 11/1/49	12,790,000	13,401,798
Series G-1-B
3.05%, due 5/1/50	24,270,000	25,421,175
Series J
3.15%, due 11/1/54	23,145,000	24,313,195
New York City Housing Development Corp., Multi-Family Housing, Revenue Bonds
Series E-1-C
4.95%, due 11/1/46	4,625,000	5,431,312
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/31	4,075,000	5,070,900
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A
3.00%, due 11/1/37	10,000,000	11,069,081

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-1
4.00%, due 11/1/37	$ 30,300,000	$ 36,721,473
Series C
4.00%, due 5/1/38	14,250,000	17,420,300
Series C-1
4.00%, due 11/1/38	11,380,000	13,624,593
Series B-1
4.00%, due 11/1/38	7,875,000	9,523,251
Series C
4.00%, due 5/1/40	6,835,000	8,318,159
Series B-1
4.00%, due 11/1/41	11,500,000	13,818,041
Series C
4.00%, due 5/1/42	10,000,000	12,096,302
Series B-1
4.00%, due 11/1/42	12,315,000	14,761,233
Series F-1
5.00%, due 5/1/32	4,000,000	4,953,640
Series A-1
5.00%, due 5/1/33	10,000,000	12,055,018
Series A-2
5.00%, due 8/1/34	7,795,000	9,698,203
Series E-1
5.00%, due 2/1/37	5,000,000	5,953,774
Series E-1
5.00%, due 2/1/41	2,500,000	2,874,340
Series F-1
5.00%, due 5/1/42	11,500,000	14,114,723
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/33	6,060,000	7,024,545
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/33	13,350,000	16,668,830
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/34	3,000,000	3,535,768
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/36	10,000,000	11,558,059
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	8,555,000	10,164,622
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/42	6,500,000	7,877,772
Series F-1
5.00%, due 2/1/34	8,165,000	8,741,257
Series A-2
5.00%, due 5/1/36	5,000,000	6,450,172

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series DD-2
3.50%, due 6/15/40	$ 2,000,000	$ 2,256,301
Series AA-1
3.50%, due 6/15/48	25,500,000	29,032,716
Series FF-2
4.00%, due 6/15/41	2,500,000	2,975,934
Series DD-3
4.00%, due 6/15/42	5,000,000	5,999,052
Series AA-2
4.00%, due 6/15/43	4,695,000	5,671,174
Series CC-1
4.00%, due 6/15/49	11,500,000	13,658,491
Series EE
5.00%, due 6/15/33	3,000,000	3,728,465
Series EE
5.00%, due 6/15/40	15,585,000	19,497,606
Series EE
5.00%, due 6/15/47	11,710,000	12,696,790
Series CC-1
5.00%, due 6/15/47	10,000,000	11,243,035
New York City Water & Sewer System, Revenue Bonds
Series EE
4.25%, due 6/15/47	10,000,000	10,670,777
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/36	5,050,000	3,808,316
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	12,925,000	13,710,972
New York Liberty Development Corp., Revenue Bonds
Series 1WTC
5.00%, due 12/15/41	12,315,000	12,517,980
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
5.75%, due 11/15/51	18,940,000	19,223,573
New York State Dormitory Authority, Revenue Bonds
Series A
3.00%, due 3/15/38	8,000,000	8,887,004
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series D
4.00%, due 2/15/39	10,480,000	12,567,018
Series A
4.00%, due 3/15/40	32,000,000	38,916,384
Series D
4.00%, due 2/15/47	25,250,000	29,824,133
Series A
5.00%, due 3/15/31	13,000,000	17,602,753
Series E
5.00%, due 3/15/34	4,190,000	4,951,150

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series B
5.00%, due 2/15/38	$ 13,490,000	$ 16,818,029
Series D
5.00%, due 2/15/48	10,200,000	13,031,092
Series A
5.25%, due 3/15/39	1,840,000	2,373,754
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series C
4.00%, due 3/15/44	11,385,000	13,220,251
Series B
5.00%, due 3/15/38	7,490,000	9,240,817
Series A
5.00%, due 3/15/40	8,280,000	10,191,526
Series A
5.00%, due 3/15/40	23,580,000	29,656,241
Series E
5.00%, due 3/15/40	5,000,000	6,382,487
Series A
5.00%, due 3/15/43	7,500,000	9,404,770
Series A
5.00%, due 3/15/44	5,000,000	6,121,173
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/33	750,000	958,446
Series A, Insured: AGM
5.00%, due 10/1/34	3,700,000	4,719,838
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/36	1,000,000	1,231,933
Series A
5.00%, due 7/1/38	1,000,000	1,230,131
New York State Thruway Authority, Revenue Bonds
Series L
3.50%, due 1/1/37	1,500,000	1,697,150
Series N
4.00%, due 1/1/41	9,000,000	10,762,023
Series N
4.00%, due 1/1/45	7,000,000	8,300,719
Series L
5.00%, due 1/1/31	3,550,000	4,465,771
Series L
5.00%, due 1/1/34	2,430,000	3,028,159
Series N
5.00%, due 1/1/34	10,855,000	14,243,770
Series N
5.00%, due 1/1/35	5,000,000	6,535,848

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Thruway Authority, Revenue Bonds
Series N
5.00%, due 1/1/36	$ 16,260,000	$ 21,196,708
Series N
5.00%, due 1/1/38	5,665,000	7,333,570
New York State Thruway Authority, Junior Indebtedness Obligations, Revenue Bonds
Series B
4.00%, due 1/1/39	11,555,000	13,845,281
Series B
4.00%, due 1/1/45	8,900,000	10,515,424
Series B
4.00%, due 1/1/50	14,250,000	16,763,261
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/41	17,725,000	21,498,536
Series A-1
4.00%, due 3/15/42	23,020,000	27,820,418
Series A-1
4.00%, due 3/15/43	15,000,000	18,077,175
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/50	10,940,000	12,963,479
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds
Series C
3.00%, due 3/15/40	18,965,000	20,837,483
Series E
4.00%, due 3/15/34	15,000,000	18,288,381
Series C
4.00%, due 3/15/42	4,635,000	5,554,958
Series C
4.00%, due 3/15/49	4,000,000	4,735,109
Series A
5.00%, due 3/15/30	12,350,000	14,816,572
Series A
5.00%, due 3/15/43	10,360,000	12,996,879
5.00%, due 3/15/47	5,000,000	6,446,775
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/41	10,000,000	12,830,375
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds (c)
Series A, Insured: AGM
4.00%, due 7/1/31	10,925,000	12,107,073
Series A, Insured: AGM
4.00%, due 7/1/36	24,800,000	27,339,495
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,000,000	3,573,515
5.00%, due 12/1/43	18,995,000	24,662,850

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds
Series 222
4.00%, due 7/15/37	$ 4,250,000	$ 5,187,372
Series 222
4.00%, due 7/15/39	8,915,000	10,812,902
Series 222
4.00%, due 7/15/40	2,000,000	2,419,218
4.00%, due 11/1/41 (c)	5,395,000	6,459,257
Series 209
5.00%, due 7/15/30	2,475,000	3,180,888
Series 179
5.00%, due 12/1/34	7,000,000	7,771,629
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds (c)
Series 218
4.00%, due 11/1/37	1,720,000	2,074,067
Series 218
5.00%, due 11/1/44	3,190,000	4,000,131
Series 218
5.00%, due 11/1/49	3,500,000	4,368,281
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds
Series 214
4.00%, due 9/1/43 (c)	11,355,000	13,496,791
Port Authority of New York & New Jersey, Consolidated 172nd, Revenue Bonds, Second Series
Series One Hundered Seventy - Second Series
4.25%, due 10/1/32	5,000,000	5,129,348
Port Authority of New York & New Jersey, Consolidated 197th, Revenue Bonds (c)
Series 197
5.00%, due 11/15/34	12,500,000	15,153,650
Series 197
5.00%, due 11/15/35	10,000,000	12,105,654
Port Authority of New York & New Jersey, Consolidated 221st, Revenue Bonds
Series 221
5.00%, due 7/15/35 (c)	3,000,000	3,900,122
Rensselaer City School District, Certificate Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	2,246,389
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,386,638
Suffolk County Water Authority, Water System, Revenue Bonds
Series B
3.00%, due 6/1/44	4,000,000	4,367,162
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/35	8,560,000	10,587,935
Series B
5.00%, due 11/15/38	3,600,000	4,445,263
Series A
5.00%, due 11/15/43	6,000,000	7,627,679

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A
5.00%, due 11/15/45	$ 12,540,000	$ 15,573,259
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 5/15/51	20,000,000	26,290,778
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 11/15/46	7,855,000	9,748,284
Series A
5.00%, due 11/15/49	17,500,000	22,093,948
Series A
5.00%, due 11/15/49	33,500,000	43,609,392
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/34	6,990,000	8,471,885
Series A
5.00%, due 6/1/35	2,865,000	3,466,998
		1,860,231,855
North Dakota 0.1%
State Board of Higher Education of the State of North Dakota, University of North Dakota Housing & Auxiliary Facilities, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/44	4,000,000	4,696,722
Ohio 0.7%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, Revenue Bonds
5.00%, due 11/15/42	7,000,000	7,249,059
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/37	2,000,000	2,418,768
Series A-2, Class 1
5.00%, due 6/1/36	1,000,000	1,300,158
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,592,753
Insured: BAM
5.00%, due 12/1/33	1,335,000	1,570,836
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	1,980,000	1,988,846
County of Hamilton OH, Christ Hospital Project, Revenue Bonds
5.50%, due 6/1/42	2,000,000	2,089,337
Ohio Higher Educational Facility Commission, Oberlin College Project, Revenue Bonds
5.00%, due 10/1/31	2,800,000	3,068,235
Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.50%, due 9/1/48	4,855,000	5,403,353

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds
4.00%, due 1/1/46	$ 11,000,000	$ 12,965,209
State of Ohio, Higher Education, Unlimited General Obligation
Series A
5.00%, due 5/1/39	2,215,000	2,781,579
University of Cincinnati, Revenue Bonds
Series A
5.00%, due 6/1/45	13,025,000	16,085,957
		59,514,090
Oklahoma 0.5%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A
5.00%, due 9/1/26	1,800,000	2,199,947
Series A
5.00%, due 9/1/27	3,780,000	4,596,602
Series A
5.00%, due 9/1/28	5,000,000	6,056,106
Series A
5.00%, due 9/1/29	4,620,000	5,579,957
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	3,200,000	3,875,908
5.00%, due 9/1/29	2,370,000	2,862,445
Oklahoma Housing Finance Agency, Revenue Bonds
Series A
4.75%, due 9/1/48	2,500,000	2,814,395
Oklahoma Municipal Power Authority, Power Suply System, Revenue Bonds
Series A, Insured: AGM
4.00%, due 1/1/47	7,044,000	8,407,285
Weatherford Industrial Trust, Custer County Independent School District No. 26 Weatherford, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,324,630
5.00%, due 3/1/33	2,500,000	3,174,280
		41,891,555
Oregon 0.2%
Port of Portland Airport OR, Airport, Revenue Bonds
Series A
5.00%, due 7/1/37 (c)	10,550,000	13,626,561
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds
Series C
4.50%, due 7/1/49	7,625,000	8,420,638
		22,047,199
Pennsylvania 2.3%
City of Philadelphia PA, Unlimited General Obligation
Series B
5.00%, due 2/1/38	5,650,000	7,211,316

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
City of Philadelphia PA, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 10/1/47	$ 12,000,000	$ 14,724,609
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	6,000,000	6,951,141
Insured: BAM
5.00%, due 6/1/31	10,000,000	12,572,407
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.00%, due 5/15/34	16,470,000	18,824,200
3.00%, due 5/15/35	5,000,000	5,702,102
Series First
4.00%, due 3/1/35	5,000,000	5,886,232
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue Bonds
4.00%, due 7/15/50	6,000,000	6,738,935
Gateway School District Alleghany County, Limited General Obligation
Insured: BAM
3.00%, due 10/15/43	2,500,000	2,756,142
Monroeville Finance Authority, UPMC Obligated Group, Revenue Bonds
4.25%, due 2/15/42	12,000,000	12,481,488
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/36	4,965,000	5,802,254
Series A
4.00%, due 11/15/42	7,500,000	8,646,278
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/44	13,355,000	15,831,667
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/44	10,000,000	12,859,200
Series A-1
5.00%, due 12/1/46	5,705,000	6,816,880
Series E, Insured: AGM-CR
6.375%, due 12/1/38	3,100,000	4,143,247
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
Series 14T
5.00%, due 10/1/31	2,300,000	2,789,366
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/44	4,530,000	5,760,659
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	5,505,000	6,388,473
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	30,000,000	36,693,333

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Upper Merion Area School District, Limited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 1/15/41	$ 1,300,000	$ 1,439,643
Series A, Insured: State Aid Withholding
3.00%, due 1/15/42	2,000,000	2,208,285
Series A, Insured: State Aid Withholding
3.00%, due 1/15/43	3,000,000	3,307,013
		206,534,870
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/26	575,000	591,036
Series A, Insured: AGC
5.00%, due 7/1/27	525,000	539,642
Series A-4, Insured: AGM
5.00%, due 7/1/31	5,170,000	5,314,186
Series A, Insured: AGM
5.00%, due 7/1/35	34,920,000	35,956,928
Series C, Insured: AGM
5.375%, due 7/1/28	700,000	720,335
Series C, Insured: AGM
5.75%, due 7/1/37	1,150,000	1,186,075
Series C-9, Insured: NATL-RE
6.00%, due 7/1/27	2,240,000	2,313,385
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/34	285,000	292,948
Series B, Insured: AGC
5.25%, due 7/1/32	500,000	514,525
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGC
6.125%, due 7/1/24	420,000	457,258
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	4,855,000	4,946,465
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM
3.625%, due 7/1/23	3,115,000	3,122,130
Series UU, Insured: AGC
4.25%, due 7/1/27	2,345,000	2,350,784
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,158,159
Series RR, Insured: NATL-RE
5.00%, due 7/1/22	1,450,000	1,470,967
Series PP, Insured: NATL-RE
5.00%, due 7/1/23	1,105,000	1,123,640

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series SS, Insured: NATL-RE
5.00%, due 7/1/23	$ 825,000	$ 838,917
Series UU, Insured: AGM
5.00%, due 7/1/23	2,290,000	2,353,866
Series PP, Insured: NATL-RE
5.00%, due 7/1/24	2,915,000	2,978,211
Series UU, Insured: AGM
5.00%, due 7/1/24	4,415,000	4,538,129
Series TT, Insured: AGM
5.00%, due 7/1/27	500,000	513,944
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	565,339
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,875,000	2,010,752
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,585,015
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,321,572
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	593,486
Series VV, Insured: NATL-RE
5.25%, due 7/1/35	120,000	129,499
Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/27	2,240,000	2,302,471
Series J, Insured: NATL-RE
5.00%, due 7/1/29	650,000	667,225
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series L, Insured: NATL-RE
5.25%, due 7/1/24	2,195,000	2,337,947
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	820,000	829,179
Series A, Insured: AGM
5.00%, due 8/1/21	195,000	195,000
Series A, Insured: AGM
5.00%, due 8/1/27	290,000	298,088
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,480,160
Series C, Insured: AGC
5.25%, due 8/1/23	340,000	366,147
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE XLCA - ICR Commonwealth
5.25%, due 7/1/23	265,000	278,394
Series K, Insured: AGM State Guaranteed
5.25%, due 7/1/27	1,150,000	1,183,407

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series M-3, Insured: NATL COMMWLTH GTD
6.00%, due 7/1/26	$ 300,000	$ 309,591
Series M-3, Insured: NATL COMMWLTH GTD
6.00%, due 7/1/27	7,465,000	7,709,561
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC
(zero coupon), due 8/1/54	98,098	22,766
		97,467,129
Rhode Island 0.3%
City of Cranston RI, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/37	1,335,000	1,717,948
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	1,565,000	1,571,362
Rhode Island Health and Educational Building Corp., City of Providence, Revenue Bonds
Series D, Insured: BAM
4.00%, due 5/15/32	4,255,000	5,359,149
Series D, Insured: BAM
4.00%, due 5/15/41	2,485,000	3,022,499
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/26	5,000,000	5,956,490
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B
5.00%, due 5/15/33	1,045,000	1,336,873
Series B
5.00%, due 5/15/34	1,095,000	1,396,845
Series B
5.00%, due 5/15/35	1,150,000	1,464,495
Series B
5.00%, due 5/15/36	1,205,000	1,530,426
Series B
5.00%, due 5/15/37	1,265,000	1,602,603
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 69-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 10/1/48	4,390,000	4,844,649
		29,803,339
South Carolina 2.6%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds
Series A
4.00%, due 10/1/48 (b)	4,355,000	4,723,994
Piedmont Municipal Power Agency, Revenue Bonds
Series C, Insured: AGC
5.75%, due 1/1/34	10,345,000	10,385,279

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Revenue Bonds
Series A
3.00%, due 12/1/41	$ 7,550,000	$ 8,234,938
Series A
4.00%, due 12/1/40	7,750,000	9,252,178
Series A
4.00%, due 12/1/42	12,870,000	15,271,193
Series C
5.00%, due 12/1/29	5,000,000	5,720,035
Series A
5.00%, due 12/1/32	10,000,000	12,008,016
Series A
5.00%, due 12/1/43	15,000,000	19,326,516
Series B
5.00%, due 12/1/46	3,125,000	3,772,148
Series A
5.00%, due 12/1/50	1,500,000	1,731,667
Series B
5.00%, due 12/1/56	2,500,000	2,995,063
Series E
5.25%, due 12/1/55	27,430,000	32,436,450
Series E
5.50%, due 12/1/53	3,460,000	3,853,308
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A
5.00%, due 12/1/25	6,445,000	6,545,756
Series D
5.00%, due 12/1/26	1,215,000	1,264,247
Series A
5.00%, due 12/1/32	3,000,000	3,988,719
Series C
5.00%, due 12/1/36	3,860,000	3,918,533
Series C, Insured: AGM
5.00%, due 12/1/36	2,000,000	2,030,663
Series D
5.00%, due 12/1/43	5,290,000	5,506,682
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A
4.50%, due 7/1/48	3,030,000	3,363,066
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/35	6,110,000	7,626,639
Series A
5.00%, due 10/1/36	15,000,000	18,692,985
Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds
Series C, Insured: BAM
5.00%, due 12/1/27	1,100,000	1,283,592

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
University of South Carolina, Campus Village Project, Revenue Bonds
Series A
4.00%, due 5/1/51	$ 27,270,000	$ 32,673,030
Series A
5.00%, due 5/1/46	18,050,000	23,549,862
		240,154,559
South Dakota 0.1%
South Dakota Conservancy District, State Revolving Fund Program, Revenue Bonds
5.00%, due 8/1/37	1,750,000	2,225,443
5.00%, due 8/1/38	3,000,000	3,808,027
		6,033,470
Tennessee 0.5%
Metropolitan Nashville Airport Authority (The), Revenue Bonds (c)
Series B
4.00%, due 7/1/49	2,035,000	2,382,950
Series B
5.00%, due 7/1/32	2,500,000	3,273,902
Series B
5.00%, due 7/1/33	5,700,000	7,440,162
Series B
5.00%, due 7/1/49	17,690,000	22,373,454
Tennessee Housing Development Agency, Revenue Bonds
4.50%, due 7/1/49	6,395,000	7,180,506
		42,650,974
Texas 4.2%
Bexar County Hospital District, Certficates of Obligation, Limited General Obligation
4.00%, due 2/15/37	4,200,000	4,834,392
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/34	5,000,000	5,605,841
Series C
5.00%, due 8/15/42	2,135,000	2,374,848
City of Austin TX, Airport System, Revenue Bonds (c)
5.00%, due 11/15/24	4,000,000	4,611,294
5.00%, due 11/15/25	4,000,000	4,769,222
Series B
5.00%, due 11/15/44	30,155,000	38,166,436
Series B
5.00%, due 11/15/48	3,490,000	4,397,927
City of Corpus Christi TX, Utility System, Revenue Bonds, Junior Lien
Series A
3.00%, due 7/15/40	3,085,000	3,482,327
City of Donna TX, Tax & International Toll Bridge, Limited General Obligation
Insured: BAM
5.00%, due 2/15/30	1,035,000	1,151,447

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Houston TX, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/26	$ 565,000	$ 640,585
5.00%, due 9/1/31	2,450,000	2,732,467
5.00%, due 9/1/34	1,550,000	1,722,475
City of Houston TX, Limited General Obligation
Series A
5.00%, due 3/1/29	5,000,000	6,174,482
City of Mount Pleasant TX, Texas Combination Tax and Certificates of Obligation, Limited General Obligation
Insured: AGM
3.00%, due 5/15/35	1,445,000	1,664,983
Dallas Area Rapid Transit, Revenue Bonds
Series B
4.00%, due 12/1/36	9,000,000	10,385,551
Dallas County Hospital District, Limited General Obligation
5.00%, due 8/15/30	10,000,000	12,769,827
Dallas Fort Worth International Airport, Revenue Bonds
Series B
4.00%, due 11/1/35	21,390,000	26,576,934
Series C
5.125%, due 11/1/43 (c)	5,310,000	5,621,033
Grand Parkway Transportation Corp., Revenue Bonds
Series C
4.00%, due 10/1/49	26,470,000	31,319,397
Series A
5.00%, due 10/1/35	1,500,000	1,892,834
Series A
5.00%, due 10/1/43	8,625,000	10,772,988
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/38	4,280,000	5,043,758
Harris County Toll Road Authority (The), Revenue Bonds, First Lien
4.00%, due 8/15/37	3,155,000	3,871,977
North Harris County Regional Water Authority, Revenue Bonds, Senior Lien
Insured: BAM
5.00%, due 12/15/32	3,215,000	3,421,701
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds
Series A
5.00%, due 1/1/34	1,400,000	1,603,578
Series A
5.00%, due 1/1/35	2,950,000	3,376,815
Series A, Insured: BAM
5.00%, due 1/1/38	9,500,000	10,881,422
Series B
5.00%, due 1/1/40	22,140,000	23,599,672
San Antonio Water System, Revenue Bonds, Junior Lien
Series C
5.00%, due 5/15/41	5,000,000	6,495,979

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
State of Texas, Anticipation Notes, Revenue Notes
4.00%, due 8/26/21	$ 50,000,000	$ 50,132,585
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A
5.00%, due 11/15/23	1,245,000	1,374,595
Series A
5.00%, due 11/15/24	1,305,000	1,498,421
Series A
5.00%, due 11/15/25	1,370,000	1,628,322
Series A
5.00%, due 11/15/26	1,440,000	1,759,868
Series B
5.00%, due 11/15/46	3,590,000	4,184,388
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	20,000	22,517
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/28	12,100,000	15,543,704
5.00%, due 12/15/29	22,865,000	29,984,514
Texas Municipal Power Agency, Transmission System, Revenue Bonds
Insured: AGM
2.00%, due 9/1/33	3,000,000	3,020,382
Insured: AGM
3.00%, due 9/1/46	5,000,000	5,310,184
Texas Municipal Power Agency, Revenue Bonds
5.00%, due 9/1/47	2,750,000	2,750,000
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
4.00%, due 12/31/37	4,250,000	5,116,139
4.00%, due 12/31/38	3,000,000	3,599,756
4.00%, due 6/30/39	3,000,000	3,587,776
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
4.00%, due 5/1/31	1,000,000	1,126,958
Insured: BAM
4.00%, due 5/1/32	1,295,000	1,456,528
Texas State University System, Revenue Bonds
Series A
4.00%, due 3/15/35	2,000,000	2,386,967
Town of Prosper TX, Certificates Of Obligation, Limited General Obligation
4.00%, due 2/15/31	1,235,000	1,472,729
Viridian Municipal Management District, Unlimited General Obligation
Series A, Insured: BAM
6.00%, due 12/1/32	500,000	587,887
West Harris County Regional Water Authority, Revenue Bonds
5.00%, due 12/15/39	1,200,000	1,557,018
		378,063,430

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 0.5%
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	$ 5,000,000	$ 5,746,113
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	15,655,000	16,344,431
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
5.00%, due 10/1/32	5,100,000	5,062,401
Series A
6.625%, due 10/1/29	6,455,000	6,507,581
Series A
6.75%, due 10/1/37	5,000,000	5,040,729
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue Bonds
Series C, Insured: AGM
5.00%, due 10/1/39	5,920,000	6,527,407
		45,228,662
Utah 3.5%
City of Salt Lake City UT, Airport, Revenue Bonds (c)
Series A
5.00%, due 7/1/42	18,790,000	22,701,828
Series A
5.00%, due 7/1/43	22,555,000	27,585,169
Series A
5.00%, due 7/1/46	55,000,000	70,736,077
Series A
5.00%, due 7/1/47	23,695,000	28,488,901
Series A
5.00%, due 7/1/51	10,000,000	12,790,579
County of Utah UT, IHC Health Services, Inc., Revenue Bonds
Series A
4.00%, due 5/15/43	9,500,000	11,386,402
Series B
4.00%, due 5/15/47	1,670,000	1,827,482
Series A
5.00%, due 5/15/43	19,725,000	25,554,069
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,975,000	3,458,954
Utah Housing Corp., Revenue Bonds
Series E, Insured: GNMA
2.00%, due 4/21/51	9,943,180	10,365,543
Series F, Insured: GNMA
2.50%, due 5/21/51	9,466,303	10,031,443
Series G, Insured: GNMA
2.50%, due 6/21/51	11,978,745	12,671,665
Series H, Insured: GNMA
2.50%, due 7/21/51	13,700,000	14,469,814

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H, Insured: GNMA
4.50%, due 10/21/48	$ 1,268,644	$ 1,328,891
Series J, Insured: GNMA
4.50%, due 12/21/48	1,333,605	1,414,960
Series A, Insured: GNMA
4.50%, due 1/21/49	3,606,047	3,826,029
Series B, Insured: GNMA
4.50%, due 2/21/49	2,399,775	2,546,170
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	1,990,000	2,447,923
5.00%, due 10/15/41	2,175,000	2,660,692
Utah Transit Authority, Revenue Bonds
4.00%, due 6/15/39	27,885,000	28,839,258
Series 2018-2
4.00%, due 12/15/41	13,300,000	15,281,614
Utah Transit Authority, Sales Tax, Revenue Bonds
Insured: BAM
5.00%, due 12/15/40	2,780,000	3,431,021
Weber Basin Water Conservancy District, Revenue Bonds
Series A
5.00%, due 10/1/44	5,130,000	6,559,895
		320,404,379
Vermont 0.0% ‡
Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Revenue Bonds
4.00%, due 11/1/36	1,250,000	1,487,735
Virginia 1.2%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	10,000,000	11,565,749
4.00%, due 7/1/45	12,000,000	14,298,202
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/50	6,500,000	7,792,498
Series A
4.00%, due 7/1/55	37,835,000	45,186,946
Virginia Housing Development Authority, Revenue Bonds
Series B
3.35%, due 5/1/54	3,800,000	4,065,924
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds
Series A, Insured: Moral Obligation
5.00%, due 11/1/30	2,245,000	2,382,938
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 7/1/49 (c)	20,000,000	20,372,188
		105,664,445

	Principal Amount	Value
Long-Term Municipal Bonds
Washington 0.7%
City of Seattle WA, Improvement and Refunding, Limited General Obligation
Series A
5.00%, due 8/1/21	$ 5,000,000	$ 5,000,000
Port of Seattle, Revenue Bonds
Series C
4.00%, due 8/1/41 (c)	10,700,000	12,852,777
University of Washington, Revenue Bonds
Series A
4.00%, due 4/1/38	1,860,000	2,266,188
Series A
4.00%, due 4/1/39	2,345,000	2,850,349
Series B
5.00%, due 6/1/37	2,765,000	3,222,127
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/32	1,330,000	1,719,369
Series A
5.00%, due 10/1/35	1,000,000	1,282,767
Series A
5.00%, due 10/1/38	1,175,000	1,496,566
Series A
5.00%, due 10/1/45	1,600,000	2,007,840
Washington State Convention Center Public Facilities District, Revenue Bonds
Insured: AGM
4.00%, due 7/1/58	20,000,000	22,671,242
Insured: AGM
5.00%, due 7/1/58	2,935,000	3,726,827
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 12/1/48	4,775,000	5,252,119
Series 1N
4.00%, due 6/1/49	250,000	276,181
		64,624,352
Wisconsin 0.2%
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
5.00%, due 7/1/39	350,000	452,360
Wisconsin Center District, Junior Dedicated, Revenue Bonds, Junior Lien
Series A
5.00%, due 12/15/31	3,665,000	3,840,047
Series A
5.00%, due 12/15/32	2,850,000	2,984,069
Wisconsin Health & Educational Facilities Authority, Miriam Osborn Memorial Home Association Project, Revenue Bonds
Series C
5.00%, due 2/15/23	2,110,000	2,263,097

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series D
4.00%, due 3/1/47	$ 4,700,000	$ 5,161,855
		14,701,428
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 3
4.00%, due 6/1/43	3,420,000	3,750,112
Series 1
4.00%, due 12/1/48	3,295,000	3,634,036
		7,384,148
Total Long-Term Municipal Bonds (Cost $7,633,175,378)		8,176,736,077
Short-Term Municipal Notes 4.8%
Arkansas 0.1%
City of Osceola AR, Plum Point Energy Associates LLC Project, Revenue Bonds
0.05%, due 4/1/36 (e)	5,000,000	5,000,000
California 0.6%
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (d)(e)
Series A
(zero coupon), due 8/1/23 (c)	25,000,000	25,000,000
Series B
(zero coupon), due 8/1/24	4,500,000	4,500,000
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series C
0.16%, due 7/1/47 (e)	15,000,000	15,003,525
State of California, Unlimited General Obligation
Series A
0.01%, due 5/1/48 (e)	12,500,000	12,500,000
		57,003,525
Colorado 0.1%
E-470 Public Highway Authority, Revenue Bonds
Series B
0.384%, due 9/1/39 (e)	7,500,000	7,512,304
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series C
0.02%, due 7/1/25 (e)	6,900,000	6,900,000

	Principal Amount	Value
Short-Term Municipal Notes
Connecticut
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series X-2
0.25%, due 7/1/37 (e)	$ 11,000,000	$ 11,004,924
		17,904,924
District of Columbia 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-YX1120
0.05%, due 10/1/49 (d)(e)	8,390,000	8,390,000
Georgia 0.4%
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (e)	2,500,000	2,569,961
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
0.04%, due 11/1/52 (e)	22,655,000	22,655,000
Development Authority of Burke County (The), Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/40 (e)	7,365,000	7,571,105
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (e)	3,750,000	3,854,942
		36,651,008
Illinois 0.2%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2015-XF1009, Insured: AGM
0.06%, due 6/15/32 (d)(e)	17,390,000	17,390,000
Indiana 0.1%
Indiana Finance Authority, Indianapolis Power & Light Co., Revenue Bonds (e)
Series A
0.75%, due 12/1/38	1,500,000	1,504,608
Series B
0.95%, due 12/1/38 (c)	3,260,000	3,252,157
		4,756,765
Kentucky 0.1%
County of Meade KY, Nucor Corp., Green Bond, Revenue Bonds
Series A-1
0.08%, due 7/1/60 (c)(e)	8,160,000	8,160,000
Michigan 0.0% ‡
Michigan State Building Authority, Multi-Modal Facilities Program, Revenue Bonds
Series III
0.07%, due 10/15/42 (e)	3,500,000	3,500,000

	Principal Amount	Value
Short-Term Municipal Notes
Minnesota 0.3%
County of Hennepin MN, Unlimited General Obligation
Series B
0.02%, due 12/1/38 (e)	$ 22,260,000	$ 22,260,000
Missouri 0.2%
Rib Floater Trust Various States, Revenue Bonds
Series 2019-016
0.06%, due 6/1/45 (d)(e)	11,000,000	11,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-YX1159
0.07%, due 3/1/46 (d)(e)	3,165,000	3,165,000
		14,165,000
New Jersey 0.3%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series D
1.10%, due 11/1/29 (c)(e)	2,040,000	2,047,227
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.77%, due 1/1/24 (e)	25,750,000	26,015,106
		28,062,333
New York 0.9%
City of New York NY, Limited General Obligation (e)
Series 3
0.12%, due 4/1/42	7,500,000	7,500,000
Series 2
0.12%, due 4/1/42	9,900,000	9,900,000
Metropolitan Transportation Authority, Revenue Bonds
Insured: AGM
0.584%, due 11/1/32 (e)	28,000,000	28,204,750
New York City Housing Development Corp., Multi-Family, Sustainable Neighborhood, Revenue Bonds
Series E-3
0.02%, due 5/1/59 (e)	2,300,000	2,300,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2016-XM0454
0.10%, due 9/15/40 (d)(e)	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (e)
0.049%, due 1/1/32	20,000,000	20,000,000
0.06%, due 1/1/32	10,000,000	10,000,000
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series 2005B-4A
0.414%, due 1/1/32 (e)	2,750,000	2,750,879
		85,655,629
Ohio 0.1%
County of Franklin OH, Trinity Health Credit Group, Revenue Bonds
0.10%, due 12/1/46 (e)	12,500,000	12,500,000

	Principal Amount	Value
Short-Term Municipal Notes
Oregon 0.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
0.02%, due 8/1/34 (e)	$ 9,200,000	$ 9,200,000
South Carolina 0.0% ‡
South Carolina State Housing Finance & Development Authority, Franklin Square LP, Revenue Bonds
0.03%, due 11/1/41 (e)	200,000	200,000
Texas 0.4%
Harris County Health Facilities Development Corp., Methodist Hospital, Revenue Bonds (e)
Series A-1
0.03%, due 12/1/41	22,825,000	22,825,000
Series A-2
0.03%, due 12/1/41	14,875,000	14,875,000
		37,700,000
Wisconsin 0.6%
Public Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
(zero coupon), due 9/1/27 (c)(e)	12,000,000	12,000,000
State of Wisconsin, Unlimited General Obligation
Series A
0.038%, due 5/1/29 (e)	26,600,000	26,600,000
Wisconsin Health & Educational Facilities Authority, Educational Facilities Authority, Marshfield Clinic Health System Inc., Revenue Bonds
Series A
0.02%, due 2/15/50 (e)	18,685,000	18,685,000
		57,285,000
Total Short-Term Municipal Notes (Cost $432,386,300)		433,296,488
Total Municipal Bonds (Cost $8,065,561,678)		8,610,032,565

	Shares
Closed-End Funds 1.3%
California 0.9%
Invesco California Value Municipal Income Trust,1.07%, due 12/1/22 (d)(f)	80,000,000	80,000,000
New York 0.2%
Nuveen New York Quality Municipal Income Fund,0.33%, due 5/1/47 (c)(d)(f)	20,000,000	20,000,000
North Carolina 0.1%
Invesco Municipal Income Opportunities Trust II,1.08%, due 12/1/22 (d)(f)	5,000,000	5,000,000

	Shares	Value
Closed-End Funds
Wisconsin 0.1%
Nuveen Quality Municipal Income Fund,0.27%, due 3/1/29(f)	11,800,000	$ 11,800,000
Total Closed-End Funds (Cost $116,800,000)		116,800,000
Short-Term Investments 4.3%
Unaffiliated Investment Companies 4.3%
BlackRock Liquidity Funds MuniCash, 0.005% (g)	291,239,018	291,293,990
JPMorgan Institutional Tax Free Money Market Fund, 0.006% (b)(g)	97,050,563	97,099,089
Total Short-Term Investments (Cost $388,393,079)		388,393,079
Total Investments (Cost $8,570,754,757)	100.6%	9,115,225,644
Other Assets, Less Liabilities	(0.6)	(56,349,834)
Net Assets	100.0%	$ 9,058,875,810

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(g)	Current yield as of July 31, 2021.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(4,750)	September 2021	$ (625,935,795)	$ (638,652,344)	$ (12,716,549)
U.S. Treasury Long Bonds	(750)	September 2021	(121,435,737)	(123,539,062)	(2,103,325)
Net Unrealized Depreciation					$ (14,819,874)

1.	As of July 31, 2021, cash in the amount of $9,868,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
COLL—Collateral
COMMWLTH GTD—Commonwealth Guaranteed
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
ICR—Issuer credit ratings
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
NATL-RE—National Public Finance Guarantee Corp.
Q-SBLF—Qualified School Board Loan Fund
UT CSCE—Utah Charter School Credit Enhancement Program
XLCA—XL Capital Assurance
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,176,736,077	$ —	$ 8,176,736,077
Short-Term Municipal Notes	—	433,296,488	—	433,296,488
Total Municipal Bonds	—	8,610,032,565	—	8,610,032,565
Closed-End Funds	—	116,800,000	—	116,800,000
Short-Term Investments
Unaffiliated Investment Companies	291,293,990	97,099,089	—	388,393,079
Total Investments in Securities	$ 291,293,990	$ 8,823,931,654	$ —	$ 9,115,225,644
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (14,819,874)	$ —	$ —	$ (14,819,874)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.5%
Asset-Backed Security 0.0% ‡
Other Asset-Backed Security 0.0% ‡
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23	$ 101,146	$ 101,827
Total Asset-Backed Security (Cost $102,070)		101,827
Corporate Bonds 4.1%
Commercial Services 0.3%
Howard University
Series 2020, Insured: AGM
2.657%, due 10/1/26	1,500,000	1,567,990
Electric 0.2%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,100,000	1,169,841
Entertainment 0.2%
Smithsonian Institution
1.967%, due 9/1/31	1,500,000	1,545,480
Healthcare-Services 3.4%
Baptist Health Obligated Group
3.289%, due 12/1/28	650,000	684,062
Ochsner LSU Health System of North Louisiana
Series 2021
2.51%, due 5/15/31	3,500,000	3,549,296
OhioHealth Corp.
Series 2020
2.175%, due 11/15/27	1,040,000	1,080,251
Rogers Memorial Hospital, Inc.
Series 2019
2.631%, due 7/1/26	1,080,000	1,139,802
Series 2019
2.988%, due 7/1/29	505,000	528,217
Series 2019
3.188%, due 7/1/31	640,000	677,622
Series 2019
3.792%, due 7/1/39	2,480,000	2,632,378
SSM Health Care Corp.
Series A
3.823%, due 6/1/27	5,000,000	5,670,435
Sun Health Services
Series 19B
2.98%, due 11/15/27	1,110,000	1,116,635

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Sutter Health
Series 20A
2.294%, due 8/15/30	$ 1,000,000	$ 1,034,955
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	2,000,000	2,355,063
		20,468,716
Total Corporate Bonds (Cost $23,795,416)		24,752,027
Municipal Bonds 91.3%
Alabama 0.2%
Water Works Board of the City of Birmingham (The) Revenue Bonds, Senior Lien
2.013%, due 1/1/32	1,000,000	1,019,532
Alaska 0.5%
Alaska Municipal Bond Bank Authority Revenue Bonds
Series 2
2.122%, due 12/1/31	3,210,000	3,318,793
Arizona 0.6%
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project Revenue Bonds
Series B, Insured: BAM
3.10%, due 6/1/25	600,000	628,457
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	1,104,562
Series 2020
3.90%, due 10/1/34	1,900,000	1,858,418
		3,591,437
Arkansas 0.3%
City of Rogers AR Revenue Bonds
Series A
3.828%, due 11/1/25	1,675,000	1,877,638
California 17.8%
Anaheim Housing and Public Improvements Authority, Water System Revenue Bonds
Series B
1.998%, due 10/1/27	1,000,000	1,038,449

	Principal Amount	Value
Municipal Bonds
California
Anaheim Housing and Public Improvements Authority, Water System Revenue Bonds
Series B
2.123%, due 10/1/28	$ 1,000,000	$ 1,037,170
Series B
2.273%, due 10/1/30	1,000,000	1,033,978
Antelope Valley Community College District Unlimited General Obligation
2.338%, due 8/1/31	2,000,000	2,130,012
Bay Area Toll Authority Revenue Bonds
Series F-1
2.069%, due 4/1/31	3,065,000	3,190,431
Series F-1
2.574%, due 4/1/31	1,500,000	1,612,862
California Educational Facilities Authority, Chapman University Revenue Bonds
Series A
3.281%, due 4/1/28	1,000,000	1,066,421
Series A
3.661%, due 4/1/33	3,300,000	3,503,283
California Health Facilities Financing Authority, Personal Income Tax, No Place Like Home Program Revenue Bonds, Senior Lien
2.584%, due 6/1/29	3,000,000	3,220,760
2.864%, due 6/1/31	4,000,000	4,333,694
2.984%, due 6/1/33	2,370,000	2,572,527
California Infrastructure and Economic Development Bank, J. David Gladstone Institutes (The) Revenue Bonds
3.20%, due 10/1/29	1,785,000	1,906,800
California Municipal Finance Authority, Harvey Mudd College Revenue Bonds
2.262%, due 12/1/30	1,520,000	1,590,795
California State University, Systemwide Revenue Bonds
Series B
1.854%, due 11/1/31	3,000,000	3,013,285
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	3,985,000	4,026,220
Chabot-Las Positas Community College District Unlimited General Obligation
1.89%, due 8/1/31 (a)	3,000,000	3,035,382
City of Montebello CA Revenue Bonds
Insured: AGM
3.343%, due 6/1/31	1,000,000	1,099,561

	Principal Amount	Value
Municipal Bonds
California
City of Montebello CA Revenue Bonds
Insured: AGM
3.393%, due 6/1/32	$ 1,000,000	$ 1,104,876
City of Sacramento CA, Water Revenue Bonds
2.297%, due 9/1/30	1,000,000	1,068,842
City of San Buenaventura CA, Water Revenue Revenue Bonds
2.727%, due 1/1/40	2,755,000	2,813,075
Coast Community College District Unlimited General Obligation
2.588%, due 8/1/29	2,565,000	2,814,037
El Cajon Redevelopment Agency, Cajon Redevelopment Project Tax Allocation
Insured: AGM-CR AMBAC
7.70%, due 10/1/30	2,000,000	2,757,819
El Dorado Irrigation District Revenue Bonds
Series C
2.055%, due 3/1/29	4,500,000	4,646,395
Foothill-Eastern Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.291%, due 1/15/33	1,700,000	1,718,367
Inglewood Joint Powers Authority, City of Inglewood Revenue Bonds
Insured: BAM
3.469%, due 8/1/29	1,000,000	1,105,299
La Quinta Redevelopment Agency Successor Agency
2.354%, due 9/1/30	1,475,000	1,546,484
Los Angeles Community College District, Election 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	2,250,000	3,187,235
Lynwood Housing Authority Revenue Bonds
4.00%, due 9/1/29	2,370,000	2,453,378
Port of Oakland Revenue Bonds, Senior Lien
2.099%, due 5/1/30	2,500,000	2,586,620
Series R
2.199%, due 5/1/31	3,150,000	3,274,762
San Bernardino Community College District, Election 2018 Unlimited General Obligation
Series A-1
2.64%, due 8/1/29	3,500,000	3,792,637

	Principal Amount	Value
Municipal Bonds
California
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	$ 2,000,000	$ 2,170,899
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
1.903%, due 8/1/26	2,750,000	2,897,975
San Luis Unit/Westlands Water District Financing Authority Revenue Bonds
Series A, Insured: AGM
1.828%, due 9/1/26	3,000,000	3,120,244
Series A, Insured: AGM
2.028%, due 9/1/27	2,000,000	2,095,748
Santa Clarita Community College District Unlimited General Obligation
2.632%, due 8/1/28	500,000	547,724
2.682%, due 8/1/29	600,000	660,127
2.762%, due 8/1/30	600,000	664,657
2.812%, due 8/1/31	650,000	723,097
Solano County Community College District Unlimited General Obligation
2.717%, due 8/1/29	450,000	482,502
2.817%, due 8/1/30	575,000	622,461
2.867%, due 8/1/31	675,000	734,126
2.917%, due 8/1/32	650,000	709,629
2.967%, due 8/1/33	630,000	689,119
State of California, Various Purposes Unlimited General Obligation
2.375%, due 10/1/26	2,100,000	2,247,085
Transbay Joint Powers Authority, Green Bond Tax Allocation
Series 2020A
3.58%, due 10/1/32	2,730,000	3,059,535
University of California Revenue Bonds
Series BD
3.349%, due 7/1/29	1,500,000	1,708,810
Ventura County Public Financing Authority Revenue Bonds
Series A
1.741%, due 11/1/27	2,000,000	2,040,173
West Contra Costa Unified School District Unlimited General Obligation
Series B, Insured: AGM
2.121%, due 8/1/31	1,000,000	1,029,192

	Principal Amount	Value
Municipal Bonds
California
West Contra Costa Unified School District Unlimited General Obligation
2.177%, due 8/1/27	$ 4,000,000	$ 4,198,008
2.422%, due 8/1/30	2,500,000	2,639,663
		107,322,230
Colorado 0.8%
City & County of Denver CO, Airport System Revenue Bonds
Series C
1.722%, due 11/15/27	3,500,000	3,595,266
Colorado Housing and Finance Authority Revenue Bonds
Series G-1, Insured: GNMA
3.65%, due 11/1/46	910,000	965,203
		4,560,469
Connecticut 4.3%
City of Bridgeport CT Unlimited General Obligation
Series D, Insured: BAM
2.913%, due 9/15/28	1,650,000	1,771,037
City of Waterbury CT Unlimited General Obligation
Series C
2.492%, due 9/1/31	2,855,000	3,042,995
Connecticut State Health & Educational Facilities Authority, Connecticut State University System Revenue Bonds
Insured: BAM
1.70%, due 11/1/27	6,460,000	6,558,448
Series R-2, Insured: BAM
2.25%, due 11/1/31	1,200,000	1,228,058
State of Connecticut Unlimited General Obligation
Series A
2.09%, due 6/1/31	5,000,000	5,189,494
Series A
2.547%, due 7/1/28	1,000,000	1,079,778
Series A
2.627%, due 7/1/29	1,000,000	1,086,269
Series A
5.85%, due 3/15/32	1,000,000	1,349,390
State of Connecticut Bradley International Airport CFC, Ground Transportation Center Project Revenue Bonds
Series B
3.024%, due 7/1/25	2,045,000	2,148,015
3.431%, due 7/1/28	1,195,000	1,276,577

	Principal Amount	Value
Municipal Bonds
Connecticut
Town of Hamden CT Unlimited General Obligation
Series B, Insured: BAM
2.80%, due 8/1/31	$ 1,250,000	$ 1,319,699
		26,049,760
Delaware 0.1%
Delaware Municipal Electric Corp. (The), Middletown & Seaford Project Revenue Bonds
Series B, Insured: BAM
4.35%, due 10/1/34	500,000	538,201
District of Columbia 0.4%
District of Columbia Revenue Bonds
Series B
2.632%, due 3/1/30	1,000,000	1,093,003
Washington Convention & Sports Authority Revenue Bonds, Senior Lien
Series C
1.93%, due 10/1/28	1,600,000	1,649,367
		2,742,370
Florida 6.1%
City of Deltona FL, Utility System Revenue Bonds
Insured: BAM
2.539%, due 10/1/41	1,250,000	1,261,396
City of Miami FL, Street & Sidewalk Improvement Program Revenue Bonds
Series B, Insured: AGM
4.592%, due 1/1/33 (b)	1,115,000	1,274,992
City of Miramar FL Revenue Bonds
2.183%, due 10/1/32	1,000,000	1,020,913
County of Broward FL, Airport System Revenue Bonds
Insured: BAM
2.504%, due 10/1/28	1,965,000	2,110,323
County of Miami-Dade FL, Transit System Revenue Bonds
Series B
1.25%, due 7/1/27	2,750,000	2,762,173
County of Miami-Dade FL Revenue Bonds
Series A
1.621%, due 10/1/27	2,500,000	2,541,236

	Principal Amount	Value
Municipal Bonds
Florida
County of Miami-Dade FL, Aviation Revenue Bonds
Series B
1.885%, due 10/1/21	$ 2,610,000	$ 2,617,265
Series B
1.885%, due 10/1/21	3,390,000	3,398,170
Series E
2.449%, due 10/1/29	1,000,000	1,050,695
Series B
3.275%, due 10/1/29	2,715,000	3,022,282
County of Miami-Dade FL, Water & Sewer System Revenue Bonds
Series C
2.601%, due 10/1/29	2,145,000	2,336,300
Florida Municipal Power Agency, All Requirements Power Supply Revenue Bonds
1.425%, due 10/1/26	4,000,000	4,051,104
Reedy Creek Improvement District Limited General Obligation
Series A
2.047%, due 6/1/28	2,000,000	2,099,382
St Johns County Industrial Development Authority, Flagler Health Revenue Bonds
Series B, Insured: AGM
2.538%, due 10/1/30	2,500,000	2,614,803
State Board of Administration Finance Corp. Revenue Bonds
Series 2020A
2.154%, due 7/1/30	2,000,000	2,074,351
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
1.64%, due 7/1/27	2,500,000	2,556,498
		36,791,883
Guam 2.2%
Antonio B Won Pat International Airport Authority Revenue Bonds
Series A
2.499%, due 10/1/25 (a)	740,000	757,465
Series A
2.699%, due 10/1/26 (a)	610,000	626,755
Series A
2.899%, due 10/1/27 (a)	825,000	851,576
Series A
3.099%, due 10/1/28 (a)	765,000	796,018
Series B
3.319%, due 10/1/25	1,000,000	1,056,467

	Principal Amount	Value
Municipal Bonds
Guam
Guam Government Waterworks Authority Revenue Bonds
Series B
2.75%, due 7/1/30	$ 6,500,000	$ 6,643,974
Series B
3.25%, due 7/1/34	2,000,000	2,069,129
Port Authority of Guam Revenue Bonds
Series C
4.532%, due 7/1/27	500,000	561,571
		13,362,955
Hawaii 0.8%
City & County of Honolulu HI, Build America Bonds Unlimited General Obligation
Series A
5.518%, due 12/1/28	2,400,000	3,073,955
State of Hawaii Airports System, Customer Facility Charge Revenue Bonds
Series A
3.14%, due 7/1/47	1,500,000	1,520,196
		4,594,151
Illinois 6.7%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
1.704%, due 1/1/26	5,000,000	5,131,052
City of Chicago Heights IL Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 12/1/34	3,815,000	5,491,146
City of Chicago IL, Taxable Project Unlimited General Obligation
Series C-1, Insured: BAM
7.781%, due 1/1/35	2,195,000	3,363,619
County of Cook IL, Build America Bonds Unlimited General Obligation
Insured: AGM
6.229%, due 11/15/34	1,725,000	2,423,973
Series B
6.36%, due 11/15/33	1,500,000	2,087,350
Lake County Community Unit School District No. 187 North Chicago Unlimited General Obligation
Series A, Insured: BAM
4.25%, due 1/1/26	500,000	563,862
Series A, Insured: BAM
4.25%, due 1/1/29	750,000	846,337

	Principal Amount	Value
Municipal Bonds
Illinois
Lake County Community Unit School District No. 187 North Chicago Unlimited General Obligation
Series A, Insured: BAM
4.25%, due 1/1/30	$ 750,000	$ 841,116
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	3,000,000	3,242,394
Sales Tax Securitization Corp. Revenue Bonds
3.372%, due 1/1/31	3,550,000	3,961,185
Sangamon County Water Reclamation District, Alternative Revenue Source Unlimited General Obligation
Series B
2.907%, due 1/1/34	1,885,000	1,948,687
State of Illinois, Sales Tax Revenue Bonds
3.00%, due 6/15/25	3,750,000	3,951,783
State of Illinois Unlimited General Obligation
Series B
4.31%, due 4/1/23	500,000	522,520
5.10%, due 6/1/33	1,000,000	1,200,242
State of Illinois, Build America Bonds Unlimited General Obligation
5.95%, due 3/1/23	450,000	480,867
Series 3, Insured: AGM
6.725%, due 4/1/35	1,510,000	1,975,927
Insured: AGM
6.875%, due 7/1/25	2,000,000	2,269,049
		40,301,109
Indiana 0.4%
Indiana University Revenue Bonds
Series B
2.19%, due 6/1/30	1,000,000	1,068,207
Series B
2.29%, due 6/1/31	1,250,000	1,348,206
		2,416,413
Kentucky 1.3%
Kenton County Airport Board, Customer Facility Charge Revenue Bonds
3.826%, due 1/1/29	925,000	1,034,618
4.489%, due 1/1/39	2,500,000	2,765,029
4.689%, due 1/1/49	1,400,000	1,539,515

	Principal Amount	Value
Municipal Bonds
Kentucky
Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds
Series B, Insured: AGM
4.435%, due 12/1/38	$ 2,000,000	$ 2,231,970
		7,571,132
Louisiana 1.7%
City of Bossier City LA, Utilities Revenue Bonds
Insured: BAM
2.00%, due 10/1/30	1,650,000	1,726,304
City of New Orleans LA, Sewerage Service Revenue Bonds
Insured: AGM
1.641%, due 6/1/29	2,000,000	1,998,564
Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission Revenue Bonds, Sub. Lien
Series A
1.547%, due 2/1/27	2,505,000	2,534,247
Series A, Insured: AGM
2.343%, due 2/1/33	2,000,000	2,087,572
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
Series A-2
1.498%, due 5/1/28	1,700,000	1,724,583
		10,071,270
Maryland 1.5%
City of Baltimore MD, Water Project Revenue Bonds
Series B
1.925%, due 7/1/31	1,045,000	1,064,774
County of Baltimore MD, Build America Bonds Unlimited General Obligation
4.90%, due 11/1/32	1,000,000	1,262,641
Maryland Community Development Administration, Department of Housing & Community Development Revenue Bonds
Series D
2.644%, due 3/1/50	1,415,000	1,456,233
Maryland Economic Development Corp., Seagirt Marine Terminal Project Revenue Bonds
Series B
4.00%, due 6/1/26	3,650,000	3,919,185
Series B
4.125%, due 6/1/29	580,000	627,697

	Principal Amount	Value
Municipal Bonds
Maryland
Maryland Economic Development Corp., Seagirt Marine Terminal Project Revenue Bonds
Series B
4.125%, due 6/1/30	$ 500,000	$ 535,826
		8,866,356
Massachusetts 2.7%
City of Worcester MA Limited General Obligation
Series B, Insured: AGM
1.514%, due 11/15/28	1,675,000	1,704,734
Commonwealth of Massachusetts Limited General Obligation
Series E
1.52%, due 11/1/30	2,400,000	2,405,319
Massachusetts Development Finance Agency, Berklee College of Music Issue Revenue Bonds
Series A
1.902%, due 10/1/27	1,000,000	1,014,634
Massachusetts Development Finance Agency, Lesley University Revenue Bonds
Series B
3.165%, due 7/1/32	1,705,000	1,816,349
Massachusetts Development Finance Agency, Wellforce Obligated Group Revenue Bonds
Series B, Insured: AGM
4.496%, due 7/1/33	2,545,000	2,906,326
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Senior Lien
Series A
2.455%, due 7/1/30	2,500,000	2,558,952
Series A
2.555%, due 7/1/31	2,050,000	2,102,444
Massachusetts Port Authority Revenue Bonds
Series C
2.719%, due 7/1/42	2,000,000	2,018,936
		16,527,694
Michigan 1.9%
City of Grand Rapids MI, Sanitary Sewer System Revenue Bonds
2.012%, due 1/1/32	2,000,000	2,033,601
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series C-1, Insured: State Aid Direct Deposit
3.585%, due 11/1/35	1,000,000	1,142,318

	Principal Amount	Value
Municipal Bonds
Michigan
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	$ 715,000	$ 1,086,349
Michigan Strategic Fund, Flint Water Advocacy Fund Project Revenue Bonds
Series A
2.128%, due 9/1/31	5,000,000	5,129,159
University of Michigan Revenue Bonds
Series B
1.672%, due 4/1/30	1,870,000	1,898,117
		11,289,544
Mississippi 0.2%
State of Mississippi Unlimited General Obligation
Series A
1.382%, due 11/1/29	1,000,000	1,001,284
Missouri 0.2%
State of Missouri, Health & Educational Facilities Authority Revenue Bonds
Series B
2.744%, due 10/1/26	1,185,000	1,270,146
Nebraska 0.2%
Nebraska Public Power District Revenue Bonds
Series B-1
2.593%, due 1/1/29	1,350,000	1,465,838
New Jersey 3.3%
Casino Reinvestment Development Authority, Inc. Revenue Bonds
Series B, Insured: NATL-RE
5.46%, due 6/1/25	2,105,000	2,226,889
City of Bayonne NJ, General Improvement Unlimited General Obligation
Insured: AGM
2.342%, due 7/1/33	3,720,000	3,795,189
City of Vineland NJ Unlimited General Obligation
3.193%, due 4/15/29	1,175,000	1,277,243

	Principal Amount	Value
Municipal Bonds
New Jersey
New Jersey Economic Development Authority, State Pension Funding Bonds Revenue Bonds
Series A, Insured: NATL-RE
7.425%, due 2/15/29	$ 534,000	$ 699,002
New Jersey Educational Facilities Authority, The College Of New Jersey Revenue Bonds
Series G, Insured: BAM
3.459%, due 7/1/32	1,330,000	1,532,210
New Jersey Transportation Trust Fund Authority, Transportation System Revenue Bonds
Series B
2.631%, due 6/15/24	4,150,000	4,345,485
North Hudson Sewerage Authority Revenue Bonds, Senior Lien
Insured: AGM
2.978%, due 6/1/29	1,000,000	1,095,536
South Jersey Transportation Authority Revenue Bonds
Series B, Insured: BAM
2.381%, due 11/1/27	1,750,000	1,783,374
Series B
3.12%, due 11/1/26	500,000	527,891
Series B
3.26%, due 11/1/27	500,000	533,955
Series B
3.36%, due 11/1/28	2,000,000	2,134,660
		19,951,434
New York 5.5%
Brookhaven Local Development Corp., Long Island Community Hospital Project Revenue Bonds
Series B
4.50%, due 10/1/25	2,000,000	2,097,563
Series B
6.00%, due 10/1/30	1,855,000	2,157,192
City of Yonkers NY Limited General Obligation
Series C, Insured: BAM
2.818%, due 5/1/28	1,000,000	1,057,611
Metropolitan Transportation Authority Revenue Bonds
Series A-1
5.00%, due 2/1/23	5,000,000	5,355,453
New York City Industrial Development Agency, Yankee Stadium Project Revenue Bonds
Series B, Insured: AGM
2.681%, due 3/1/33	1,750,000	1,809,888

	Principal Amount	Value
Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series C
2.152%, due 3/15/31	$ 5,090,000	$ 5,230,652
New York State Dormitory Authority, Montefiore Obligated Group Revenue Bonds
Series B, Insured: AGM
4.946%, due 8/1/48	1,000,000	1,148,506
New York State Energy Research & Development Authority, Residential Solar And Energy Efficiency Financing, Green Bond Revenue Bonds
Series A
3.62%, due 4/1/25	750,000	806,312
Series A
3.77%, due 4/1/26	1,045,000	1,143,804
Series A
3.927%, due 4/1/27	995,000	1,104,031
Port Authority of New York & New Jersey, Consolidated 159th Revenue Bonds
Series B
6.04%, due 12/1/29	620,000	831,429
State of New York Unlimited General Obligation
Series B
1.84%, due 3/15/30	10,000,000	10,337,300
		33,079,741
Ohio 4.9%
American Municipal Power, Inc., Hydroelectric Projects Revenue Bonds
Series D
3.014%, due 2/15/31	2,000,000	2,162,870
Series C
7.334%, due 2/15/28	4,000,000	5,119,179
City of Cleveland OH, Airport System Revenue Bonds
Series A, Insured: BAM
2.882%, due 1/1/31	1,400,000	1,509,853
Dayton Metro Library Unlimited General Obligation
2.676%, due 12/1/29	2,035,000	2,231,422
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,050,000	2,330,676
Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds
2.419%, due 11/15/30	1,245,000	1,337,143
2.519%, due 11/15/31	1,655,000	1,776,669

	Principal Amount	Value
Municipal Bonds
Ohio
State of Ohio, Higher Education Unlimited General Obligation
Series A
1.50%, due 8/1/29	$ 4,000,000	$ 4,080,423
State of Ohio, Common Schools Unlimited General Obligation
Series A
1.50%, due 9/15/29	3,000,000	3,058,771
Summit County Development Finance Authority, Franciscan University of Steubenville Project Revenue Bonds
Series B
5.125%, due 11/1/48	1,000,000	1,110,613
Series A
6.00%, due 11/1/48 (b)	1,750,000	2,054,694
University of Cincinnati Revenue Bonds
Series B
2.533%, due 6/1/29	2,500,000	2,697,582
		29,469,895
Oklahoma 0.8%
Oklahoma Municipal Power Authority, Power Suply System Revenue Bonds
Series B, Insured: AGM
2.151%, due 1/1/31	1,500,000	1,554,011
Series B, Insured: AGM
2.251%, due 1/1/32	1,450,000	1,509,451
Series B, Insured: AGM
2.351%, due 1/1/33	1,475,000	1,539,666
		4,603,128
Oregon 2.1%
Oregon State Facilities Authority, Lewis & Clark College Project Revenue Bonds
Series A
2.486%, due 10/1/35	4,000,000	3,944,184
Port of Portland Airport OR, Portland International Airport Customer Facility Charge Revenue Bonds
4.067%, due 7/1/39	1,000,000	1,092,731
State of Oregon, Article Xi-Q State Projects Unlimited General Obligation
Series G
1.315%, due 5/1/27	1,000,000	1,013,294
State of Oregon Unlimited General Obligation
1.70%, due 8/1/29	2,135,000	2,205,386
1.70%, due 8/1/29	2,000,000	2,065,936
1.80%, due 8/1/30	1,000,000	1,034,717

	Principal Amount	Value
Municipal Bonds
Oregon
Washington & Multnomah Counties School District No. 48J Beaverton Unlimited General Obligation
Insured: School Bond Guaranty
1.693%, due 6/15/30	$ 1,500,000	$ 1,526,474
		12,882,722
Pennsylvania 8.7%
Authority Improvement Municipalities, Carlow University Revenue Bonds
Series B
5.00%, due 11/1/53	1,000,000	1,031,938
City of Philadelphia PA Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29 (a)	3,000,000	3,017,080
Series B, Insured: AGM
1.738%, due 7/15/30 (a)	3,050,000	3,060,757
Series A
2.664%, due 7/15/28	3,000,000	3,225,605
City of Philadelphia PA, Water & Wastewater Revenue Bonds
Series B
1.734%, due 11/1/28	2,740,000	2,785,032
City of Pittsburgh PA Unlimited General Obligation
Series B
1.679%, due 9/1/30	800,000	811,865
Commonwealth Financing Authority Revenue Bonds
Series A
2.991%, due 6/1/42	2,500,000	2,627,319
County of Allegheny PA Unlimited General Obligation
Series C-79
1.438%, due 11/1/27	3,605,000	3,668,730
County of Beaver PA Unlimited General Obligation
Series B, Insured: BAM
3.979%, due 11/15/29	1,805,000	2,120,248
Pennsylvania Economic Development Financing Authority, State System of Higher Education Revenue Bonds
1.364%, due 6/15/26	5,000,000	5,071,774
Pennsylvania Economic Development Financing Authority, Build America Bonds Revenue Bonds
Series B
6.532%, due 6/15/39	1,495,000	2,184,347

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Pennsylvania Higher Educational Facilities Authority, Widener University Revenue Bonds
Series B
2.789%, due 7/15/30	$ 2,080,000	$ 2,118,669
Philadelphia Authority for Industrial Development Revenue Bonds
1.625%, due 4/15/26	1,850,000	1,872,040
2.216%, due 4/15/28	2,250,000	2,290,510
Reading Area Water Authority, Green Bond Revenue Bonds
Insured: BAM
2.209%, due 12/1/28	2,345,000	2,434,694
Insured: BAM
2.309%, due 12/1/29	2,390,000	2,492,767
Insured: BAM
2.439%, due 12/1/31	3,295,000	3,433,345
State Public School Building Authority, School District of Philadelphia (The) Revenue Bonds
Series A, Insured: State Aid Withholding
3.046%, due 4/1/28	1,920,000	2,094,399
Temple University-of The Commonwealth System of Higher Education Revenue Bonds
Insured: State Appropriations
1.657%, due 4/1/26	2,520,000	2,576,033
Insured: State Appropriations
1.857%, due 4/1/27	3,445,000	3,541,311
		52,458,463
Rhode Island 1.6%
Rhode Island Commerce Corp., Historic Structures Tax Credit Financing Program Revenue Bonds
Series A
3.297%, due 5/1/28	1,000,000	1,115,969
Rhode Island Health and Educational Building Corp., Rhode Island School of Design Revenue Bonds
1.991%, due 8/15/27	2,500,000	2,602,614
Rhode Island Turnpike & Bridge Authority Revenue Bonds
Series 1
2.761%, due 12/1/29	1,570,000	1,698,605
State of Rhode Island Unlimited General Obligation
Series D
1.80%, due 10/15/31	4,000,000	4,111,698
		9,528,886

	Principal Amount	Value
Municipal Bonds
South Carolina 1.2%
South Carolina Public Service Authority Revenue Bonds
Series E
4.322%, due 12/1/27	$ 6,040,000	$ 7,074,793
South Dakota 0.2%
Sioux Falls School District No. 49-5 Unlimited General Obligation
Insured: State Aid Withholding
1.982%, due 8/1/31	1,015,000	1,059,236
Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project Revenue Bonds
Series B
4.409%, due 10/1/34	1,280,000	1,373,677
Tennessee Energy Acquisition Corp. Revenue Bonds
Series A
4.00%, due 5/1/48 (c)	2,500,000	2,651,360
		4,025,037
Texas 7.4%
Central Texas Regional Mobility Authority Revenue Bonds, Senior Lien
Series C
1.837%, due 1/1/27	1,290,000	1,308,336
City of Austin TX, Rental Car Special Facility Revenue Bonds
Insured: AGM
1.71%, due 11/15/29	1,645,000	1,664,277
City of Brownsville TX, Utilities System Revenue Bonds
Series A, Insured: AGM
1.477%, due 9/1/27	1,500,000	1,515,587
City of Corpus Christi TX, Utility System Revenue Bonds, Junior Lien
Series B
1.489%, due 7/15/27	2,250,000	2,297,834
Series B
1.706%, due 7/15/28	2,500,000	2,558,905
City of Dallas TX, Waterworks & Sewer System Revenue Bonds
Series D
1.347%, due 10/1/26	1,000,000	1,021,478

	Principal Amount	Value
Municipal Bonds
Texas
City of Houston TX, Combined Utility System Revenue Bonds, First Lien
Series B
1.516%, due 11/15/28	$ 1,400,000	$ 1,427,993
City of Houston TX, Airport System Revenue Bonds, Sub. Lien
Series C
1.816%, due 7/1/27	2,000,000	2,059,423
City of Houston TX Limited General Obligation
Series B
2.366%, due 3/1/28	2,855,000	3,059,106
Dallas Fort Worth International Airport Revenue Bonds
Series C
1.749%, due 11/1/27	2,000,000	2,062,953
El Paso Independent School District Unlimited General Obligation
Series A, Insured: PSF
5.00%, due 8/15/28	4,000,000	5,010,051
Gainesville Hospital District Limited General Obligation
Series A
4.753%, due 8/15/23	1,520,000	1,618,488
Pflugerville Independent School District Unlimited General Obligation
Insured: PSF
4.25%, due 2/15/30	1,500,000	1,851,242
Port of Corpus Christi Authority of Nueces County Revenue Bonds, Senior Lien
Series B
4.875%, due 12/1/38	2,000,000	2,293,836
San Antonio Education Facilities Corp., University of the Incarnate Word Project Revenue Bonds
Series B
2.50%, due 4/1/29	1,000,000	1,005,863
Series B
2.65%, due 4/1/30	1,100,000	1,107,142
Series B
2.73%, due 4/1/31	750,000	755,082
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AGM
1.824%, due 9/1/27	900,000	915,897
Insured: AGM
2.411%, due 9/1/31	2,350,000	2,426,663

	Principal Amount	Value
Municipal Bonds
Texas
Texas Transportation Commission Unlimited General Obligation
1.383%, due 10/1/28	$ 8,270,000	$ 8,359,686
		44,319,842
Utah 0.6%
County of Salt Lake UT, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (b)	3,610,000	3,809,231
Virginia 1.1%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	2,000,000	2,184,432
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project Revenue Bonds
Series A
4.00%, due 9/1/29 (b)	2,315,000	2,525,514
Virginia Resources Authority, Infrastructure Revenue Revenue Bonds
Series C, Insured: Moral Obligation
2.55%, due 11/1/28	2,050,000	2,234,951
		6,944,897
Washington 1.3%
Klickitat County Public Utility District No. 1 Revenue Bonds
Series B, Insured: AGM
2.803%, due 12/1/29	700,000	751,723
Northwest Open Access Network Revenue Bonds
1.685%, due 12/1/27	1,260,000	1,281,983
1.95%, due 12/1/28	1,865,000	1,917,453
2.04%, due 12/1/29	1,000,000	1,028,512
2.12%, due 12/1/30	750,000	769,689
Spokane Public Facilities District Revenue Bonds
Series B
1.996%, due 12/1/30	2,000,000	2,054,457
		7,803,817
West Virginia 0.6%
County of Ohio WV, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	3,500,000	3,516,673

	Principal Amount	Value
Municipal Bonds
Wisconsin 0.4%
State of Wisconsin Revenue Bonds
Series A
2.399%, due 5/1/30	$ 2,000,000	$ 2,144,889
Total Municipal Bonds (Cost $525,485,338)		549,222,889
U.S. Government & Federal Agencies 0.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	163,355	179,204
6.50%, due 4/1/37	28,208	33,588
		212,792
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	115,093	131,246
Total U.S. Government & Federal Agencies (Cost $309,556)		344,038
Total Long-Term Bonds (Cost $549,692,380)		574,420,781

	Shares
Short-Term Investments 7.1%
Affiliated Investment Company 6.7%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	39,975,030	39,975,030

	Principal Amount
Short-Term Municipal Note 0.4%
County of Sacramento CA Insured: AGM
1.55%, due7/10/30 (e)	2,500,000	2,494,023
Total Short-Term Municipal Note (Cost $2,494,729)		2,494,023
Total Short-Term Investments (Cost $42,469,759)		42,469,053
Total Investments (Cost $592,162,139)	102.6%	616,889,834
Other Assets, Less Liabilities	(2.6)	(15,459,242)
Net Assets	100.0%	$ 601,430,592

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Delayed delivery security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(d)	Current yield as of July 31, 2021.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF—Permanent School Fund
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$ —	$ 101,827	$ —	$ 101,827
Corporate Bonds	—	24,752,027	—	24,752,027
Municipal Bonds	—	549,222,889	—	549,222,889
U.S. Government & Federal Agencies	—	344,038	—	344,038
Total Long-Term Bonds	—	574,420,781	—	574,420,781
Short-Term Investments
Affiliated Investment Company	39,975,030	—	—	39,975,030
Short-Term Municipal Note	—	2,494,023	—	2,494,023
Total Short-Term Investments	39,975,030	2,494,023	—	42,469,053
Total Investments in Securities	$ 39,975,030	$ 576,914,804	$ —	$ 616,889,834

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Strategic Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.0%
Asset-Backed Securities 10.8%
Automobile Asset-Backed Securities 3.0%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C
3.88%, due 4/13/26 (a)	$ 2,725,000	$ 2,853,114
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,000,000	2,005,273
Series 2020-2A, Class A
2.02%, due 2/20/27	1,775,000	1,834,234
Series 2020-1A, Class A
2.33%, due 8/20/26	1,260,000	1,323,428
Series 2018-2A, Class A
4.00%, due 3/20/25	1,405,000	1,517,596
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, due 1/16/29	2,215,000	2,232,458
Flagship Credit Auto Trust
Series 2019-2, Class E
4.52%, due 12/15/26 (a)	815,000	861,395
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	1,465,000	1,544,441
Series 2018-4, Class A
4.06%, due 11/15/30	1,570,000	1,791,769
GLS Auto Receivables Trust
Series 2021-2A, Class D
1.42%, due 4/15/27 (a)	915,000	915,719
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	1,220,000	1,237,709
Series 2021-2A, Class C
2.52%, due 12/27/27	1,000,000	1,017,473
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	800,000	806,858
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	675,000	713,445
		20,654,912
Home Equity Asset-Backed Securities 0.6%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.279% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	2,825,739	2,790,363
First NLC Trust
Series 2007-1, Class A1
0.159% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	274,110	175,304

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
GSAA Home Equity Trust
Series 2007-8, Class A3
0.989% (1 Month LIBOR + 0.90%), due 8/25/37 (b)	$ 90,518	$ 90,547
JPMorgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.189% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	96,154	64,767
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.189% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	74,370	32,895
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
0.199% (1 Month LIBOR + 0.11%), due 2/25/37	78,363	33,754
Series 2007-HE7, Class M1
2.089% (1 Month LIBOR + 2.00%), due 7/25/37	635,000	661,929
		3,849,559
Other Asset-Backed Securities 7.2%
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	974,364	935,296
Series 2016-1, Class A
4.10%, due 1/15/28	971,377	974,956
Series 2013-2, Class A
4.95%, due 1/15/23	1,358,528	1,385,632
Series 2016-1, Class B
5.25%, due 1/15/24	1,006,712	990,774
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,665,116	1,702,408
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,893,199	3,953,958
Series 2020-1, Class A2
1.99%, due 7/15/60	1,050,312	1,072,628
Continental Airlines Pass-Through Trust
Series 2007-1, Class A
5.983%, due 4/19/22	1,396,062	1,422,618
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	3,825,000	4,339,608
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	33,082	36,263
DB Master Finance LLC
Series 2019-1A, Class A23
4.352%, due 5/20/49 (a)	1,424,625	1,569,395
Domino's Pizza Master Issuer LLC (a)
Series 2018-1A, Class A2I
4.116%, due 7/25/48	155,600	162,054
Series 2015-1A, Class A2II
4.474%, due 10/25/45	2,452,688	2,564,849

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
FirstKey Homes Trust (a)
Series 2021-SFR1, Class B
1.788%, due 8/17/38	$ 1,565,000	$ 1,578,764
Series 2021-SFR1, Class C
1.888%, due 8/17/38	2,650,000	2,673,212
Hilton Grand Vacations Trust (a)
Series 2019-AA, Class A
2.34%, due 7/25/33	1,844,906	1,900,538
Series 2020-AA, Class A
2.74%, due 2/25/39	1,091,901	1,135,764
Series 2020-AA, Class B
4.22%, due 2/25/39	979,188	1,042,994
MVW LLC
Series 2019-2A, Class A
2.22%, due 10/20/38 (a)	1,539,059	1,572,071
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	2,025,000	2,018,578
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	1,167,966
Series 2020-HA, Class B
2.78%, due 1/15/69	500,000	520,429
PFS Financing Corp. (a)
Series 2020-B, Class B
1.71%, due 6/15/24	685,000	691,317
Series 2020-A, Class B
1.77%, due 6/15/25	1,475,000	1,498,554
Progress Residential
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	1,340,000	1,354,572
Progress Residential Trust
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	2,000,000	2,016,834
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class C
1.79%, due 11/20/37 (a)	597,782	601,944
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, due 4/22/23	3,632,683	3,693,408
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	3,029,986	3,107,554
Series 2020-1, Class A
5.875%, due 10/15/27	1,414,399	1,573,372
		49,258,310
Total Asset-Backed Securities (Cost $71,814,064)		73,762,781

	Principal Amount	Value
Corporate Bonds 48.3%
Advertising 0.2%
Clear Channel International BV
6.625%, due 8/1/25 (a)	$ 1,077,000	$ 1,129,504
Aerospace & Defense 0.2%
BAE Systems plc
3.00%, due 9/15/50 (a)	605,000	608,903
Teledyne FLIR LLC
2.50%, due 8/1/30	965,000	994,480
		1,603,383
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,330,000	1,335,597
Airlines 1.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,100,000	1,150,875
5.75%, due 4/20/29	660,000	711,929
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	845,000	908,375
4.75%, due 10/20/28	590,000	659,325
7.00%, due 5/1/25	2,010,000	2,364,262
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,520,000	1,654,900
		7,449,666
Auto Manufacturers 2.1%
Ford Motor Co.
8.50%, due 4/21/23	1,925,000	2,137,193
9.00%, due 4/22/25	2,000,000	2,461,900
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,115,000	1,140,333
4.063%, due 11/1/24	2,280,000	2,416,447
4.25%, due 9/20/22	860,000	883,512
General Motors Co.
6.125%, due 10/1/25	585,000	692,461
General Motors Financial Co., Inc.
2.35%, due 1/8/31	708,000	708,467
2.70%, due 6/10/31	1,525,000	1,561,668
2.90%, due 2/26/25	2,500,000	2,653,330
		14,655,311
Banks 10.3%
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,275,000	1,298,295
Series MM
4.30%, due 1/28/25 (c)(d)	3,526,000	3,636,011

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
Series DD
6.30%, due 3/10/26 (c)(d)	$ 3,570,000	$ 4,167,975
8.57%, due 11/15/24	1,645,000	2,041,173
Barclays plc
2.852%, due 5/7/26 (c)	2,375,000	2,519,678
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	2,135,000	2,279,223
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	1,250,000	1,299,750
Citigroup, Inc.
Series M
6.30%, due 5/15/24 (c)(d)	3,260,000	3,511,020
Citizens Financial Group, Inc.
2.638%, due 9/30/32	2,270,000	2,298,840
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	1,095,000	1,114,162
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(c)	1,485,000	1,551,177
Deutsche Bank AG
3.035%, due 5/28/32 (c)	750,000	775,724
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	1,710,000	1,855,367
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	1,955,000	2,006,319
Goldman Sachs Group, Inc. (The) (c)
2.908%, due 7/21/42	380,000	384,466
3.21%, due 4/22/42	1,330,000	1,406,961
Intesa Sanpaolo SpA
4.198%, due 6/1/32 (a)	2,350,000	2,418,347
JPMorgan Chase & Co. (c)
2.956%, due 5/13/31	980,000	1,043,694
Series HH
4.60%, due 2/1/25 (d)	4,462,000	4,618,170
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,538,538
4.65%, due 3/24/26	1,985,000	2,264,294
Morgan Stanley
Series H
3.736% (3 Month LIBOR + 3.61%), due 10/15/21 (b)(d)	4,098,000	4,114,392
Natwest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	2,290,265
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	1,860,000	1,904,175
Popular, Inc.
6.125%, due 9/14/23	1,582,000	1,704,605
Santander Holdings USA, Inc.
3.40%, due 1/18/23	1,500,000	1,560,127
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	715,000	738,237
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	2,380,000	2,570,400

	Principal Amount	Value
Corporate Bonds
Banks
Standard Chartered plc (a)(b)
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	$ 1,325,000	$ 1,343,186
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (d)	945,000	968,625
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	1,385,000	1,438,669
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	1,075,000	1,118,723
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(b)(d)	1,825,000	1,879,750
Wells Fargo & Co. (c)
3.584%, due 5/22/28	380,000	421,591
Series S
5.90%, due 6/15/24 (d)	3,690,000	3,977,746
		70,059,675
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,770,000	2,129,060
Biotechnology 0.1%
Biogen, Inc.
3.15%, due 5/1/50	890,000	887,321
Building Materials 0.3%
Builders FirstSource, Inc. (a)
5.00%, due 3/1/30	1,060,000	1,127,575
6.75%, due 6/1/27	631,000	675,170
		1,802,745
Chemicals 1.0%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	825,000	837,375
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,250,000	1,322,750
International Flavors & Fragrances, Inc.
2.30%, due 11/1/30 (a)	1,475,000	1,509,174
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,600,000	2,856,100
		6,525,399
Commercial Services 2.1%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	2,130,000	2,255,137
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,060,000	2,232,525
California Institute of Technology
3.65%, due 9/1/19	1,118,000	1,311,994

	Principal Amount	Value
Corporate Bonds
Commercial Services
IHS Markit Ltd.
3.625%, due 5/1/24	$ 3,710,000	$ 3,954,155
Sodexo, Inc.
2.718%, due 4/16/31 (a)	1,805,000	1,869,759
Trustees of the University of Pennsylvania (The)
3.61%, due 2/15/19	2,315,000	2,786,200
		14,409,770
Computers 1.5%
Dell International LLC
4.90%, due 10/1/26	4,000,000	4,662,360
8.10%, due 7/15/36	1,045,000	1,624,589
NCR Corp. (a)
5.00%, due 10/1/28	1,629,000	1,677,504
6.125%, due 9/1/29	717,000	777,594
8.125%, due 4/15/25	1,193,000	1,295,896
		10,037,943
Diversified Financial Services 4.3%
AerCap Ireland Capital DAC
3.50%, due 5/26/22	892,000	910,850
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,403,725
3.25%, due 3/1/25	4,000,000	4,275,835
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	870,000	878,700
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	4,367,915
8.00%, due 11/1/31	3,280,000	4,770,168
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	2,125,000	2,234,737
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,695,000	2,622,504
Capital One Financial Corp.
Series E
3.935% (3 Month LIBOR + 3.80%), due 9/1/21 (b)(d)	1,535,000	1,538,684
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	702,000	647,841
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	1,560,000	1,552,053
OneMain Finance Corp.
3.50%, due 1/15/27	1,835,000	1,867,113
		29,070,125
Electric 1.8%
Appalachian Power Co.
Series X
3.30%, due 6/1/27	1,800,000	1,968,849

	Principal Amount	Value
Corporate Bonds
Electric
Duke Energy Corp.
4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(d)	$ 2,415,000	$ 2,573,183
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,205,000	1,077,254
Potomac Electric Power Co.
4.15%, due 3/15/43	1,305,000	1,610,194
WEC Energy Group, Inc.
2.268% (3 Month LIBOR + 2.112%), due 5/15/67 (b)	5,495,000	5,158,376
		12,387,856
Environmental Control 0.0% ‡
Stericycle, Inc.
3.875%, due 1/15/29 (a)	215,000	217,956
Food 1.2%
JBS USA Food Co.
7.00%, due 1/15/26 (a)	960,000	1,016,400
Kraft Heinz Foods Co.
4.25%, due 3/1/31	1,722,000	1,987,142
5.00%, due 7/15/35	809,000	1,000,399
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	660,000	670,725
5.50%, due 10/15/27	1,946,000	2,027,096
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,553,871
Tyson Foods, Inc.
3.95%, due 8/15/24	2,000	2,176
		8,257,809
Gas 0.1%
National Fuel Gas Co.
2.95%, due 3/1/31	810,000	833,582
Healthcare-Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	1,445,000	1,549,764
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,635,000	1,787,270
		3,337,034
Home Builders 0.2%
Lennar Corp.
4.75%, due 11/29/27	188,000	219,060
Toll Brothers Finance Corp.
3.80%, due 11/1/29	495,000	534,600
4.35%, due 2/15/28	303,000	335,572
		1,089,232

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 0.3%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	$ 1,710,000	$ 1,733,949
Insurance 2.2%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,900,000	1,976,402
Empower Finance 2020 LP
3.075%, due 9/17/51 (a)	1,495,000	1,562,882
Lincoln National Corp.
2.513% (3 Month LIBOR + 2.357%), due 5/17/66 (b)	3,537,000	3,182,800
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	685,000	780,900
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	4,060,994
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,900,000	3,032,435
Willis North America, Inc.
3.875%, due 9/15/49	425,000	484,170
		15,080,583
Internet 1.0%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	1,480,000	1,468,900
Expedia Group, Inc.
3.25%, due 2/15/30	3,920,000	4,114,428
3.60%, due 12/15/23	895,000	950,848
6.25%, due 5/1/25 (a)	189,000	220,432
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	122,000	127,642
		6,882,250
Iron & Steel 0.6%
Vale Overseas Ltd.
3.75%, due 7/8/30	1,660,000	1,776,200
6.25%, due 8/10/26	1,980,000	2,376,792
		4,152,992
Lodging 1.2%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	1,930,000	2,070,099
5.375%, due 5/1/25 (a)	935,000	977,178
Marriott International, Inc.
3.75%, due 10/1/25	4,253,000	4,615,301
Series X
4.00%, due 4/15/28	605,000	669,264
		8,331,842

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.2%
Clark Equipment Co.
5.875%, due 6/1/25 (a)	$ 1,225,000	$ 1,296,969
Media 0.5%
Grupo Televisa SAB
5.25%, due 5/24/49	1,695,000	2,211,799
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	1,087,000	1,222,115
		3,433,914
Mining 0.7%
Glencore Funding LLC
1.625%, due 9/1/25 (a)	2,225,000	2,259,757
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	1,962,000	2,192,437
		4,452,194
Miscellaneous—Manufacturing 0.5%
Textron Financial Corp.
1.891% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	4,350,000	3,686,118
Oil & Gas 1.1%
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(d)	390,000	430,580
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)	2,520,000	3,514,140
Marathon Petroleum Corp.
4.50%, due 5/1/23	1,330,000	1,414,789
4.70%, due 5/1/25	1,450,000	1,633,433
Petrobras Global Finance BV
5.50%, due 6/10/51	810,000	796,837
		7,789,779
Packaging & Containers 1.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	135,000	142,169
Crown European Holdings SA
4.00%, due 7/15/22 (a)	EUR 3,540,000	4,312,539
Graham Packaging Co., Inc.
7.125%, due 8/15/28 (a)	$ 750,000	799,687
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	2,325,000	2,511,000
		7,765,395
Pharmaceuticals 0.8%
AbbVie, Inc.
4.25%, due 11/21/49	2,790,000	3,413,133

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	$ 2,146,000	$ 2,059,302
		5,472,435
Pipelines 2.9%
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	1,395,000	1,431,703
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,630,000	1,836,782
4.20%, due 1/31/50	520,000	611,867
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	1,540,000	1,584,097
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	367,000	381,680
Kinder Morgan, Inc.
5.625%, due 11/15/23 (a)	2,449,000	2,689,962
7.75%, due 1/15/32	2,035,000	2,984,257
MPLX LP
4.00%, due 3/15/28	560,000	628,701
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	1,128,116
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,146,000	2,403,351
Venture Global Calcasieu Pass LLC (a)
3.875%, due 8/15/29	555,000	566,794
4.125%, due 8/15/31	1,075,000	1,113,109
Western Midstream Operating LP
6.50%, due 2/1/50 (e)	1,800,000	2,117,250
		19,477,669
Real Estate Investment Trusts 1.1%
CyrusOne LP
3.45%, due 11/15/29	1,850,000	1,985,031
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,623,304
Host Hotels & Resorts LP
Series D
3.75%, due 10/15/23	472,000	497,740
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,941,000	2,033,197
Office Properties Income Trust
2.65%, due 6/15/26	1,520,000	1,563,418
		7,702,690
Retail 2.9%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	230,000	217,973
2.80%, due 2/10/51	840,000	806,997

	Principal Amount	Value
Corporate Bonds
Retail
AutoNation, Inc.
4.75%, due 6/1/30	$ 2,300,000	$ 2,750,434
Darden Restaurants, Inc.
3.85%, due 5/1/27	3,512,000	3,924,835
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)	1,170,000	1,234,174
Macy's, Inc.
8.375%, due 6/15/25 (a)	1,775,000	1,934,750
Nordstrom, Inc.
4.00%, due 3/15/27	595,000	626,185
4.25%, due 8/1/31	2,150,000	2,261,723
QVC, Inc.
4.375%, due 9/1/28	1,730,000	1,776,468
Starbucks Corp.
4.45%, due 8/15/49	1,970,000	2,507,733
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	1,680,000	1,682,285
		19,723,557
Semiconductors 0.6%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,040,000	2,172,055
3.75%, due 2/15/51	620,000	654,901
NXP BV
3.40%, due 5/1/30 (a)	1,135,000	1,255,635
		4,082,591
Software 0.1%
Oracle Corp.
3.65%, due 3/25/41	450,000	488,205
Telecommunications 3.0%
Altice France SA
5.125%, due 7/15/29 (a)	1,655,000	1,667,263
AT&T, Inc.
3.65%, due 6/1/51	1,485,000	1,573,832
CommScope Technologies LLC
5.00%, due 3/15/27 (a)	794,000	803,369
Sprint Corp.
7.875%, due 9/15/23	3,620,000	4,095,668
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	2,114,062	2,261,138
T-Mobile US, Inc.
2.625%, due 2/15/29	1,790,000	1,790,367
3.50%, due 4/15/31 (a)	885,000	928,194
VEON Holdings BV
4.95%, due 6/16/24 (a)	3,345,000	3,600,257

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.40%, due 3/22/41	$ 600,000	$ 648,312
3.55%, due 3/22/51	665,000	723,532
Vodafone Group plc
4.25%, due 9/17/50	1,815,000	2,145,405
		20,237,337
Total Corporate Bonds (Cost $307,397,582)		329,009,437
Foreign Government Bonds 3.9%
Brazil 1.4%
Brazil Government Bond
3.75%, due 9/12/31	1,770,000	1,747,875
Federative Republic of Brazil
4.625%, due 1/13/28	7,099,000	7,702,415
		9,450,290
Chile 0.8%
Chile Government Bond
2.55%, due 7/27/33	1,915,000	1,952,859
Corp. Nacional del Cobre de Chile (a)
3.00%, due 9/30/29	1,890,000	1,963,679
3.75%, due 1/15/31	1,290,000	1,407,990
		5,324,528
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,365,000	1,334,574
Mexico 1.5%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	525,000	522,375
4.677%, due 2/9/51	1,855,000	1,806,306
Mexico Government Bond
2.659%, due 5/24/31	2,802,000	2,755,823
3.75%, due 4/19/71	1,480,000	1,364,930
Petroleos Mexicanos
6.75%, due 9/21/47	4,835,000	4,322,007
		10,771,441
Total Foreign Government Bonds (Cost $27,277,542)		26,880,833

	Principal Amount	Value
Loan Assignments 3.0%
Containers, Packaging & Glass 0.6%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	$ 4,571,662	$ 4,419,819
Diversified/Conglomerate Service 0.8%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (b)	3,724,691	3,717,499
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	1,039,775	1,041,941
Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28	450,000	459,000
		5,218,440
Finance 0.5%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	3,614,785	3,566,965
Personal, Food & Miscellaneous Services 0.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.842% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	1,385,433	1,359,456
Telecommunications 0.9%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.842% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	2,698,623	2,638,387
SBA Senior Finance II LLC
Initial Term Loan
1.85% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	3,446,093	3,408,616
		6,047,003
Total Loan Assignments (Cost $20,836,227)		20,611,683
Mortgage-Backed Securities 21.9%
Agency (Collateralized Mortgage Obligations) 3.5%
FHLMC
REMIC, Series 5070, Class IG
1.50%, due 1/25/44	6,649,148	393,111
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	7,069,663	672,321
REMIC, Series 5051, Class KI
2.50%, due 12/25/50	4,347,188	641,905

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5036, Class IO
3.50%, due 11/25/50	$ 4,037,679	$ 612,906
REMIC, Series 4924, Class NS
5.961% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	3,647,537	520,960
REMIC, Series 4957, Class SB
5.961% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	2,446,355	454,379
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	1,739,298	1,656,675
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	658,679	621,393
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	465,201	445,021
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	740,707	696,220
REMIC, Series 2020-78, Class TI
2.00%, due 11/25/50	4,236,502	478,083
REMIC, Series 2020-91, Class MI
2.00%, due 12/25/50	5,125,711	547,556
REMIC, Series 2021-2, Class AI
2.00%, due 2/25/51	10,289,234	1,125,612
REMIC, Series 2020-91, Class AI
2.50%, due 12/25/50	4,222,712	646,766
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51	3,155,222	366,476
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50	2,730,000	202,216
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,459,820	2,670,677
REMIC, Series 2019-32, Class SB
5.961% (1 Month LIBOR + 6.05%), due 6/25/49 (b)	3,223,531	533,656
FREMF Mortgage Trust
REMIC, Series 2017-K63, Class C
3.872%, due 2/25/50 (a)(f)	1,275,000	1,376,380
GNMA
REMIC, Series 2021-77, Class BA
1.00%, due 7/20/50	1,534,174	1,535,020
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	870,238	865,693
REMIC, Series 2021-87, Class EG
1.00%, due 5/20/51	1,036,214	1,035,533
REMIC, Series 2021-87, Class EK
1.00%, due 5/20/51	293,268	293,075
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	1,033,711	1,034,111
REMIC, Series 2021-105, Class DA
1.00%, due 6/20/51	2,227,058	2,160,304

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51	$ 3,990,037	$ 437,306
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51	5,175,153	606,857
REMIC, Series 2021-57, Class IB
2.50%, due 2/20/51	3,304,395	431,484
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51	3,067,782	358,201
		23,419,897
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.3%
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
0.434% (1 Month LIBOR + 0.345%), due 12/25/36	11,802	11,364
Series 2005-3A, Class A1
0.569% (1 Month LIBOR + 0.48%), due 11/25/35	872,822	828,874
BX Commercial Mortgage Trust (a)(f)
Series 2020-VIV2, Class C
3.542%, due 3/9/44	1,515,000	1,624,272
Series 2020-VIV3, Class B
3.544%, due 3/9/44	1,380,000	1,515,102
Series 2020-VIVA, Class D
3.549%, due 3/11/44	750,000	786,896
BX Trust (a)
Series 2021-MFM1, Class C
1.293% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	1,375,000	1,375,000
Series 2021-MFM1, Class D
1.593% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	730,000	730,000
Series 2021-LBA, Class DV
1.694% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	1,270,000	1,271,521
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,020,000	1,116,701
Series 2019-OC11, Class B
3.605%, due 12/9/41	190,000	211,126
Series 2019-OC11, Class C
3.856%, due 12/9/41	1,265,000	1,396,468
Series 2019-OC11, Class E
4.075%, due 12/9/41 (f)	1,620,000	1,728,445
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, due 2/10/48	840,000	891,281
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,280,000	1,290,398
Commercial Mortgage Trust
Series 2013-CR9, Class B
4.27%, due 7/10/45 (a)(f)	1,020,000	1,030,693

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	$ 2,636,000	$ 2,886,312
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,250,000	2,377,616
DROP Mortgage Trust
Series 2021-FILE, Class A
1.24% (1 Month LIBOR + 1.15%), due 4/15/26 (a)(b)	1,065,000	1,070,892
Extended Stay America Trust
Series 2021-ESH, Class D
2.344% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	1,620,000	1,632,682
FREMF Mortgage Trust (a)(f)
REMIC, Series 2018-K81, Class C
4.167%, due 9/25/51	1,385,000	1,522,761
REMIC, Series 2019-K88, Class C
4.38%, due 2/25/52	1,470,000	1,662,957
GB Trust (a)(b)
Series 2020-FLIX, Class C
1.693% (1 Month LIBOR + 1.60%), due 8/15/37	1,000,000	1,000,598
Series 2020-FLIX, Class D
2.443% (1 Month LIBOR + 2.35%), due 8/15/37	1,390,000	1,394,858
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
1.293% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)	4,110,000	4,116,336
GS Mortgage Securities Trust
Series 2017-GS7, Class A4
3.43%, due 8/10/50	2,720,000	3,019,597
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,480,000	1,631,641
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class A3
3.231%, due 1/15/48	1,896,249	2,014,433
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(f)	1,330,000	1,402,312
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,260,000	1,305,524
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,254,830	1,357,406
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	3,825,000	4,020,791

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SLG Office Trust
Series 2021-OVA, Class D
2.851%, due 7/15/41 (a)	$ 1,100,000	$ 1,126,991
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(g)	1,010,000	1,021,638
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A4
3.04%, due 10/15/52	3,100,000	3,388,436
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(f)	2,900,000	3,257,077
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(f)	4,310,000	4,918,549
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, due 6/15/45 (g)	1,480,000	1,497,059
		63,434,607
Whole Loan (Collateralized Mortgage Obligations) 9.1%
Alternative Loan Trust
Series 2005-31, Class 1A1
0.369% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	2,411,430	2,288,725
Banc of America Alternative Loan Trust
Series 2005-11, Class 2CB1
6.00%, due 12/25/35	488,410	485,361
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M2
2.089% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)	2,577,469	2,588,644
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50 (a)(b)	3,280,000	3,315,217
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.239% (1 Month LIBOR + 2.15%), due 12/25/30	1,650,000	1,667,982
Series 2018-HQA2, Class M2
2.389% (1 Month LIBOR + 2.30%), due 10/25/48	665,000	670,402
Series 2021-DNA5, Class B1
3.10% (SOFR 30A + 3.05%), due 1/25/34	1,155,000	1,175,259
Series 2019-DNA3, Class B1
3.339% (1 Month LIBOR + 3.25%), due 7/25/49	1,470,000	1,484,726
Series 2018-DNA2, Class B1
3.789% (1 Month LIBOR + 3.70%), due 12/25/30	2,615,000	2,711,707
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2017-HQA1, Class M2
3.639% (1 Month LIBOR + 3.55%), due 8/25/29	1,863,445	1,924,794
Series 2016-DNA4, Class M3
3.889% (1 Month LIBOR + 3.80%), due 3/25/29	1,661,784	1,720,441

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2016-HQA3, Class M3
3.939% (1 Month LIBOR + 3.85%), due 3/25/29	$ 4,820,000	$ 4,992,781
FNMA (b)
Series 2017-C05, Class 1M2
2.289% (1 Month LIBOR + 2.20%), due 1/25/30	1,000,986	1,021,355
Series 2018-C02, Class 2M2
2.289% (1 Month LIBOR + 2.20%), due 8/25/30	1,657,687	1,675,863
Series 2017-C07, Class 2M2
2.589% (1 Month LIBOR + 2.50%), due 5/25/30	3,301,812	3,336,139
Series 2018-C04, Class 2M2
2.639% (1 Month LIBOR + 2.55%), due 12/25/30	2,025,111	2,050,532
Series 2017-C02, Class 2M2
3.739% (1 Month LIBOR + 3.65%), due 9/25/29	1,785,222	1,843,457
Series 2016-C06, Class 1M2
4.339% (1 Month LIBOR + 4.25%), due 4/25/29	2,569,567	2,670,666
Series 2016-C07, Class 2M2
4.439% (1 Month LIBOR + 4.35%), due 5/25/29	2,203,487	2,309,337
Series 2015-C04, Class 1M2
5.789% (1 Month LIBOR + 5.7%), due 4/25/28	784,791	830,296
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(g)	1,570,000	1,610,502
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.309% (1 Month LIBOR + 0.22%), due 6/25/37 (b)	489,387	487,420
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ7, Class A2
2.50%, due 1/25/52 (a)(g)	2,250,000	2,291,549
Impac Secured Assets Trust
Series 2006-5, Class 2A
0.489% (1 Month LIBOR + 0.40%), due 12/25/36 (b)	87,509	85,673
Mello Warehouse Securitization Trust
Series 2021-1, Class B
0.989% (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,060,000	1,058,630
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.455%, due 8/25/59 (f)	2,431,609	1,777,756
Series 2019-4A, Class B6
4.765%, due 12/25/58 (g)	2,107,374	1,574,084
Series 2019-2A, Class B6
4.959%, due 12/25/57 (g)	862,453	667,041
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
0.989% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	3,085,000	3,074,942
Sequoia Mortgage Trust (a)(g)
Series 2017-1, Class A4
3.50%, due 2/25/47	53,612	53,642

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Sequoia Mortgage Trust (a)(g)
Series 2018-7, Class B3
4.215%, due 9/25/48	$ 1,427,989	$ 1,475,588
STACR Trust (a)(b)
Series 2018-DNA3, Class M2
2.189% (1 Month LIBOR + 2.10%), due 9/25/48	1,425,000	1,446,316
Series 2018-HRP2, Class M3
2.489% (1 Month LIBOR + 2.40%), due 2/25/47	3,890,000	3,956,016
Series 2018-HRP1, Class B1
3.839% (1 Month LIBOR + 3.75%), due 4/25/43	1,120,000	1,147,992
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
1.806% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)	665,404	651,293
		62,122,128
Total Mortgage-Backed Securities (Cost $144,790,663)		148,976,632
Municipal Bond 0.4%
California 0.4%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	2,760,000	2,899,725
Total Municipal Bond (Cost $2,760,000)		2,899,725
U.S. Government & Federal Agencies 3.7%
United States Treasury Inflation - Indexed Notes 3.7%
U.S. Treasury Inflation Linked Notes (h)
0.125%, due 1/15/30	11,164,021	12,613,163
0.125%, due 7/15/30	6,520,128	7,406,457
0.875%, due 1/15/29	4,093,862	4,863,434
		24,883,054
Total U.S. Government & Federal Agencies (Cost $23,157,856)		24,883,054
Total Long-Term Bonds (Cost $598,033,934)		627,024,145

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (i)	14	49

	Shares	Value
Common Stocks ‡
Tobacco 0.0% ‡
Turning Point Brands, Inc.	6,802	$ 360,642
Total Common Stocks (Cost $0)		360,691
Short-Term Investment 7.2%
Affiliated Investment Company 7.2%
MainStay U.S. Government Liquidity Fund, 0.01% (j)	48,826,993	48,826,993
Total Short-Term Investment (Cost $48,826,993)		48,826,993
Total Investments (Cost $646,860,927)	99.2%	676,211,829
Other Assets, Less Liabilities	0.8	5,290,162
Net Assets	100.0%	$ 681,501,991

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2021.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(h)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(i)	Non-income producing security.
(j)	Current yield as of July 31, 2021.
Foreign Currency Forward Contracts
As of July 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,107,000	USD	1,306,528	JPMorgan Chase Bank N.A.	8/2/21	$ 6,651
EUR	3,632,000	USD	4,297,382	JPMorgan Chase Bank N.A.	8/2/21	11,077
GBP	497,000	USD	687,351	JPMorgan Chase Bank N.A.	8/2/21	3,479
USD	7,446,586	EUR	6,154,000	JPMorgan Chase Bank N.A.	8/2/21	146,404
USD	691,695	GBP	497,000	JPMorgan Chase Bank N.A.	8/2/21	865
Total Unrealized Appreciation						168,476

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,415,000	USD	1,727,684	JPMorgan Chase Bank N.A.	8/2/21	$ (49,140)
USD	4,318,798	EUR	3,643,000	JPMorgan Chase Bank N.A.	11/1/21	(10,543)
Total Unrealized Depreciation						(59,683)
Net Unrealized Appreciation						$ 108,793

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	290	September 2021	$ 63,997,661	$ 63,990,313	$ (7,348)
U.S. Treasury Long Bonds	127	September 2021	20,319,638	20,919,281	599,643
Total Long Contracts					592,295
Short Contracts
U.S. Treasury 5 Year Notes	(483)	September 2021	(59,591,170)	(60,107,086)	(515,916)
U.S. Treasury 10 Year Notes	(584)	September 2021	(77,315,815)	(78,520,625)	(1,204,810)
U.S. Treasury 10 Year Ultra Bonds	(378)	September 2021	(55,557,972)	(56,794,500)	(1,236,528)
U.S. Treasury Ultra Bonds	(102)	September 2021	(18,926,407)	(20,352,188)	(1,425,781)
Total Short Contracts					(4,383,035)
Net Unrealized Depreciation					$ (3,790,740)

1.	As of July 31, 2021, cash in the amount of $2,422,523 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.
Swap Contracts
As of July 31, 2021, the Fund held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 40,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Quarterly	$ —	$ (1,681,255)	$ (1,681,255)
41,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Quarterly	—	(1,735,296)	(1,735,296)
						$ —	$ (3,416,551)	$ (3,416,551)

1.	As of July 31, 2021, cash in the amount of $664,477 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GBP—British Pound Sterling
GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
USISDA—U.S. dollar International Swaps and Derivatives Association
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 73,762,781	$ —	$ 73,762,781
Corporate Bonds	—	329,009,437	—	329,009,437
Foreign Government Bonds	—	26,880,833	—	26,880,833
Loan Assignments	—	20,611,683	—	20,611,683
Mortgage-Backed Securities	—	148,976,632	—	148,976,632
Municipal Bond	—	2,899,725	—	2,899,725
U.S. Government & Federal Agencies	—	24,883,054	—	24,883,054
Total Long-Term Bonds	—	627,024,145	—	627,024,145
Common Stocks	360,691	—	—	360,691
Short-Term Investment
Affiliated Investment Company	48,826,993	—	—	48,826,993
Total Investments in Securities	49,187,684	627,024,145	—	676,211,829
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	168,476	—	168,476
Futures Contracts (b)	599,643	—	—	599,643
Total Other Financial Instruments	599,643	168,476	—	768,119
Total Investments in Securities and Other Financial Instruments	$ 49,787,327	$ 627,192,621	$ —	$ 676,979,948
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (59,683)	$ —	$ (59,683)
Futures Contracts (b)	(4,390,383)	—	—	(4,390,383)
Interest Rate Swaps (b)	—	(3,416,551)	—	(3,416,551)
Total Other Financial Instruments	$ (4,390,383)	$ (3,476,234)	$ —	$ (7,866,617)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Value Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 5.4%
General Dynamics Corp.	70,882	$ 13,894,998
L3Harris Technologies, Inc.	66,248	15,021,072
Lockheed Martin Corp.	32,237	11,981,526
Raytheon Technologies Corp.	206,041	17,915,265
		58,812,861
Auto Components 1.3%
Gentex Corp.	422,979	14,393,975
Banks 10.6%
Bank of America Corp.	751,575	28,830,417
JPMorgan Chase & Co.	266,720	40,482,762
M&T Bank Corp.	102,269	13,688,706
PNC Financial Services Group, Inc. (The)	96,823	17,661,483
Truist Financial Corp.	264,707	14,408,002
		115,071,370
Beverages 1.4%
Keurig Dr Pepper, Inc.	429,728	15,130,723
Building Products 2.4%
Fortune Brands Home & Security, Inc.	110,907	10,810,105
Johnson Controls International plc	218,666	15,617,126
		26,427,231
Capital Markets 4.4%
Ares Management Corp.	172,876	12,379,650
LPL Financial Holdings, Inc.	103,500	14,597,640
Morgan Stanley	218,013	20,924,888
		47,902,178
Chemicals 3.5%
Axalta Coating Systems Ltd. (a)	379,026	11,408,683
Celanese Corp.	100,930	15,721,866
FMC Corp.	104,696	11,197,237
		38,327,786
Communications Equipment 4.3%
Cisco Systems, Inc.	545,584	30,208,986
F5 Networks, Inc. (a)	79,292	16,374,591
		46,583,577
Containers & Packaging 1.4%
Sealed Air Corp.	257,994	14,641,160
Electric Utilities 2.4%
Entergy Corp.	111,893	11,516,027

	Shares	Value
Common Stocks
Electric Utilities
Exelon Corp.	317,047	$ 14,837,800
		26,353,827
Electrical Equipment 1.3%
Hubbell, Inc.	68,522	13,735,920
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	379,034	15,866,363
Equity Real Estate Investment Trusts 2.7%
Gaming and Leisure Properties, Inc.	350,565	16,595,747
Host Hotels & Resorts, Inc. (a)	765,941	12,201,440
		28,797,187
Food Products 1.4%
Mondelez International, Inc., Class A	242,674	15,351,557
Health Care Equipment & Supplies 4.9%
Becton Dickinson and Co.	62,996	16,111,227
Boston Scientific Corp. (a)	335,285	15,288,996
Medtronic plc	161,362	21,188,444
		52,588,667
Health Care Providers & Services 6.5%
Anthem, Inc.	60,231	23,129,306
Centene Corp. (a)	193,340	13,265,058
UnitedHealth Group, Inc.	82,377	33,957,447
		70,351,811
Hotels, Restaurants & Leisure 0.9%
Booking Holdings, Inc. (a)	4,337	9,447,114
Household Durables 1.3%
Lennar Corp., Class A	135,700	14,268,855
Insurance 6.3%
Assurant, Inc.	96,218	15,184,162
Chubb Ltd.	113,982	19,233,323
MetLife, Inc.	349,680	20,176,536
Progressive Corp. (The)	140,001	13,322,495
		67,916,516
Interactive Media & Services 2.1%
Alphabet, Inc., Class C (a)	8,276	22,381,780
IT Services 2.6%
Amdocs Ltd.	170,816	13,171,622

	Shares	Value
Common Stocks
IT Services
Global Payments, Inc.	79,452	$ 15,366,811
		28,538,433
Machinery 1.3%
Middleby Corp. (The) (a)	73,642	14,101,707
Media 2.7%
Comcast Corp., Class A	500,328	29,434,296
Metals & Mining 1.2%
Rio Tinto plc, Sponsored ADR (b)	147,933	12,768,097
Multi-Utilities 2.6%
Dominion Energy, Inc.	191,155	14,311,775
Sempra Energy	104,667	13,674,743
		27,986,518
Oil, Gas & Consumable Fuels 2.3%
Phillips 66	163,748	12,024,016
Pioneer Natural Resources Co.	88,824	12,912,345
		24,936,361
Pharmaceuticals 9.2%
AstraZeneca plc, Sponsored ADR (b)	245,869	14,073,541
Eli Lilly and Co.	90,204	21,964,674
Merck & Co., Inc.	270,653	20,805,096
Pfizer, Inc.	699,664	29,952,616
Roche Holding AG	33,458	12,940,344
		99,736,271
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A (a)	149,158	14,387,781
Road & Rail 1.4%
Knight-Swift Transportation Holdings, Inc.	301,864	14,999,622
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	76,797	12,857,354
KLA Corp.	30,857	10,743,173
Micron Technology, Inc. (a)	196,041	15,208,861
Qorvo, Inc. (a)	82,252	15,594,156
		54,403,544
Software 1.0%
VMware, Inc., Class A (a)(b)	67,629	10,397,283

	Shares	Value
Common Stocks
Specialty Retail 2.3%
Home Depot, Inc. (The)	34,072	$ 11,182,090
TJX Cos., Inc. (The)	191,844	13,200,785
		24,382,875
Total Common Stocks (Cost $950,585,543)		1,070,423,246
Short-Term Investments 2.3%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	3,313,641	3,313,641
Unaffiliated Investment Companies 2.0%
BlackRock Liquidity FedFund, 0.025% (c)(d)	20,000,000	20,000,000
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	846,302	846,302
Total Unaffiliated Investment Companies (Cost $20,846,302)		20,846,302
Total Short-Term Investments (Cost $24,159,943)		24,159,943
Total Investments (Cost $974,745,486)	101.2%	1,094,583,189
Other Assets, Less Liabilities	(1.2)	(12,515,189)
Net Assets	100.0%	$ 1,082,068,000

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $20,679,915; the total market value of collateral held by the Fund was $21,464,384. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $618,081. The Fund received cash collateral with a value of $20,846,303.
(c)	Current yield as of July 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,070,423,246	$ —	$ —	$ 1,070,423,246
Short-Term Investments
Affiliated Investment Company	3,313,641	—	—	3,313,641
Unaffiliated Investment Companies	20,846,302	—	—	20,846,302
Total Short-Term Investments	24,159,943	—	—	24,159,943
Total Investments in Securities	$ 1,094,583,189	$ —	$ —	$ 1,094,583,189

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.7%
Automobiles 1.5%
Churchill Capital Group IV (a)(b)(c)	11,489,400	$ 249,090,192
Biotechnology 1.1%
AbbVie, Inc.	1,531,100	178,066,930
Capital Markets 1.7%
Moody's Corp.	443,250	166,662,000
MSCI, Inc.	200,600	119,549,576
		286,211,576
Chemicals 1.6%
Linde plc	891,330	273,985,929
Containers & Packaging 1.2%
Ball Corp.	2,370,650	191,738,172
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	1,430,500	210,955,835
Entertainment 1.5%
Netflix, Inc. (b)	481,600	249,261,712
Health Care Equipment & Supplies 2.8%
Align Technology, Inc. (b)	400,900	278,946,220
Edwards Lifesciences Corp. (b)	1,612,100	180,990,467
		459,936,687
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	514,600	212,128,412
Health Care Technology 1.4%
Doximity, Inc., Class A (b)	505,900	31,315,210
Veeva Systems, Inc., Class A (b)	591,650	196,847,872
		228,163,082
Hotels, Restaurants & Leisure 5.4%
Airbnb, Inc., Class A (b)	1,212,100	174,554,521
Chipotle Mexican Grill, Inc. (b)	147,800	275,416,432
Hilton Worldwide Holdings, Inc. (b)	1,613,600	212,107,720
Starbucks Corp.	1,940,600	235,647,058
		897,725,731
Interactive Media & Services 13.4%
Alphabet, Inc. (b)
Class A	221,685	597,336,883
Class C	224,021	605,846,873

	Shares	Value
Common Stocks
Interactive Media & Services

Facebook, Inc., Class A (b)	2,292,940	$ 816,974,522
Snap, Inc., Class A (b)	2,729,600	203,136,832
		2,223,295,110
Internet & Direct Marketing Retail 6.7%
Amazon.com, Inc. (b)	336,070	1,118,303,171
IT Services 12.3%
Mastercard, Inc., Class A	1,329,800	513,223,012
Payoneer, Inc. (a)(b)(c)	1,352,000	12,533,040
PayPal Holdings, Inc. (b)	1,447,680	398,879,270
Square, Inc., Class A (b)	934,000	230,940,840
Visa, Inc., Class A	2,889,300	711,894,627
Wix.com Ltd. (b)	586,700	175,212,088
		2,042,682,877
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	1,584,000	242,716,320
Bio-Techne Corp.	192,400	92,782,976
IQVIA Holdings, Inc. (b)	758,700	187,929,990
		523,429,286
Machinery 1.1%
Parker-Hannifin Corp.	567,100	176,952,213
Personal Products 1.1%
Estee Lauder Cos., Inc. (The), Class A	532,700	177,831,241
Pharmaceuticals 1.6%
Zoetis, Inc.	1,298,840	263,274,868
Professional Services 1.7%
CoStar Group, Inc. (b)	3,110,700	276,385,695
Real Estate Management & Development 0.0% ‡
Compass, Inc., Class A (b)(d)	471,400	6,439,324
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. (b)	952,600	101,156,594
Analog Devices, Inc.	979,500	163,987,890
ASML Holding NV (Registered), NYRS	384,370	294,711,854
NVIDIA Corp.	1,807,700	352,483,423
		912,339,761
Software 21.8%
Adobe, Inc. (b)	947,310	588,876,315
Atlassian Corp. plc, Class A (b)	704,750	229,128,320

	Shares	Value
Common Stocks
Software
Intuit, Inc.	529,310	$ 280,518,421
Microsoft Corp.	5,176,330	1,474,788,180
PTC, Inc. (b)	975,700	132,158,565
salesforce.com, Inc. (b)	1,386,990	335,554,491
ServiceNow, Inc. (b)	544,300	319,988,527
Workday, Inc., Class A (b)	1,089,170	255,301,448
		3,616,314,267
Specialty Retail 1.6%
Lowe's Cos., Inc.	1,354,200	260,940,798
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	4,318,700	629,925,582
Textiles, Apparel & Luxury Goods 5.1%
Lululemon Athletica, Inc. (b)	653,000	261,311,010
NIKE, Inc., Class B	3,461,140	579,775,561
		841,086,571
Total Common Stocks (Cost $7,315,564,689)		16,506,465,022
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.01% (e)	67,509,283	67,509,283
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (e)(f)	3,583,704	3,583,704
Total Short-Term Investments (Cost $71,092,987)		71,092,987
Total Investments (Cost $7,386,657,676)	100.1%	16,577,558,009
Other Assets, Less Liabilities	(0.1)	(21,649,804)
Net Assets	100.0%	$ 16,555,908,205

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $261,623,232, which represented 1.6% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $5,777,716; the total market value of collateral held by the Fund was $5,731,510. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,147,806. The Fund received cash collateral with a value of $3,583,704.

(e)	Current yield as of July 31, 2021.
(f)	Represents a security purchased with cash collateral received for securities on loan.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 16,244,841,790	$ 261,623,232	$ —	$ 16,506,465,022
Short-Term Investments
Affiliated Investment Company	67,509,283	—	—	67,509,283
Unaffiliated Investment Company	3,583,704	—	—	3,583,704
Total Short-Term Investments	71,092,987	—	—	71,092,987
Total Investments in Securities	$ 16,315,934,777	$ 261,623,232	$ —	$ 16,577,558,009

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds
NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2021 (Unaudited)
SECURITIES VALUATION.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2021, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2021, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Funds as of July 31, 2021 were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. No securities held by the Funds as of July 31, 2021 were fair valued in such a manner.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay MacKay High Yield Corporate Bond Fund
Asset Class	Fair Value at 7/31/21*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	13,455,400	Income Approach	Spread Adjustment	0.72%
Loan Assignments	16,897,247	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Common Stocks	389	Market Approach	Ownership % of equity interest	16.56%-39.70%
	33,029,900	Income Approach	Rate of Return	14.00%
		Market Approach	EBITDA Multiple	6.50x-9.00x
	7,584,510	Market Approach	EBITDA Multiple	5.75x
	0	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Preferred Stock	29,992,690	Income Approach	Spread Adjustment	4.21%
	$100,960,136
* The table above does not include Level 3 investments that were valued by a broker. As of July 31, 2021, the value of these investments were $20,000,000. The inputs for these investments were not readily available or cannot be reasonably estimated.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments was determined as of July 31, 2021, and can change at any time. Illiquid investments as of July 31, 2021, are shown in the Portfolio of Investments.

(A) Investments in Affiliates (in 000’s).  During the period ended July 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Candriam Emerging Markets Debt Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,821	$ 5,161	$ (10,982)	$ —	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

MainStay Income Builder Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 48,170	$ 543,357	$ (510,959)	$ —	$ —	$ 80,568	$ 5	$ —	80,568

MainStay WMC Enduring Capital Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 71	$ 71,745	$ (69,847)	$ —	$ —	$ 1,969	$ —(a)	$ —	1,969

(a)	Less than $500.

MainStay MacKay Convertible Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 60,631	$ 457,022	$ (389,584)	$ —	$ —	$ 128,069	$ 5	$ —	128,069

MainStay MacKay International Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 565	$ 20,698	$ (19,956)	$ —	$ —	$ 1,307	$ —(a)	$ —	1,307

(a)	Less than $500.

MainStay MacKay U.S. Infrastructure Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 243,105	$ (203,130)	$ —	$ —	$ 39,975	$ 2	$ —	39,975

MainStay MacKay Strategic Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 30,619	$ 216,406	$ (198,198)	$ —	$ —	$ 48,827	$ 2	$ —	48,827

MainStay WMC Value Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 5,057	$ 167,948	$ (169,691)	$ —	$ —	$ 3,314	$ 1	$ —	3,314

MainStay Winslow Large Cap Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 41,324	$ 2,052,548	$ (2,026,363)	$ —	$ —	$ 67,509	$ 8	$ —	67,509